Filed with the U.S. Securities and Exchange Commission on December 23, 2025

1933 Act Registration File No.333-82865
1940 Act File No. 811-09447
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	49	[	X	]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	52	[	X	]
(Check appropriate box or boxes)

Jacob Funds Inc.
(Exact Name of Registrant as Specified in Charter)
c/o Jacob Asset Management of New York LLC
727 2nd Street #106, Hermosa Beach, California 90254
(Address of Principal Executive Offices)     (Zip Code)
(424) 237-2164
(Registrant’s Telephone Number, including Area Code)

Ryan I. Jacob, c/o Jacob Asset Management of New York LLC
727 2nd Street #106, Hermosa Beach, California 90254
(Name and Address of Agent for Service of Process)
With Copies to:

Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)
[ ]    immediately upon filing pursuant to paragraph (b)
[X]    on December 31, 2025 pursuant to paragraph (b)
[ ]    60 days after filing pursuant to paragraph (a)(1)
[ ]    on (date) pursuant to paragraph (a)(1)
[ ]    75 days after filing pursuant to paragraph (a)(2)
[ ]    on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[ ]    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Explanatory Note: This Post-Effective Amendment No. 49 to the Registration Statement of Jacob Funds Inc. is being filed to add the audited financial statements and certain related information for the fiscal year ended August 31, 2025, for the Jacob Funds Inc.’s series: the Jacob Internet Fund, Jacob Small Cap Growth Fund, and Jacob Discovery Fund.

Jacob Internet Fund
Investor Class Shares (JAMFX)

Jacob Small Cap Growth Fund
Investor Class Shares (JSCGX)
Institutional Class Shares (JSIGX)
Jacob Discovery Fund
Investor Class Shares (JMCGX)
Institutional Class Shares (JMIGX)
each, a series of Jacob Funds Inc.

PROSPECTUS
December 31, 2025
This prospectus contains important information about the Funds.
For your own benefit and protection, please read it before you invest, and keep it for future reference.
Investment Adviser
Jacob Asset Management of New York LLC
The United States Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Fund Summary:		Redemption of Fund Shares	39
Jacob Internet Fund	2	Exchange of Fund Shares	44
Jacob Small Cap Growth Fund	8	Pricing of Fund Shares	44
Jacob Discovery Fund	13	Dividends and Distributions	45
Investment Objective(s), Principal		Tax Consequences	46
Investment Strategies and Risks:		Distribution Arrangements	48
Jacob Internet Fund	20	Householding	49
Jacob Small Cap Growth Fund	25	Notice of Privacy Policy	49
Jacob Discovery Fund	29	Financial Highlights:
Disclosure of Portfolio Holdings	32	Jacob Internet Fund	51
Fund Management	32	Jacob Small Cap Growth Fund	52
Purchase of Fund Shares	34	Jacob Discovery Fund	53

JACOB INTERNET FUND
Investment Objectives
The Fund’s primary investment objective is long-term growth of capital. Current income is a secondary objective.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Shareholder Fees (fees paid directly from your investment)	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses paid each year as a percentage of the value of your investment)	Investor Class
Advisory Fees	1.25%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.88%
Total Annual Fund Operating Expenses	2.38%
Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$241	$745	$1,275	$2,726
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.
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Principal Investment Strategies
The Fund seeks to achieve its investment objectives by investing, under normal circumstances, at least 80% of its assets in securities of companies in Internet and Internet-related industries. The Fund primarily invests in common stocks and securities convertible into common stocks, but may invest up to 35% in fixed income or debt securities. The Fund may invest without limitation in foreign securities, including securities of emerging market countries (i.e., those that are in the early stages of their industrial cycles), so that the Fund has the flexibility to take full advantage of investment opportunities in Internet companies and companies in Internet-related industries. The Adviser currently does not expect to invest more than 50% of the Fund’s net assets in foreign companies. The Adviser selects investments in companies that derive a substantial portion of their revenue from Internet businesses and businesses in Internet-related industries or those that are aggressively developing and expanding their Internet and Internet-related business operations. Such investments generally will be selected from companies in the following groups: media, e-commerce, computer software, internet service providers, internet portals, wireless/broadband access, and telecommunications.
The Fund invests in companies that emphasize research and development with respect to proprietary products and services for Internet users and businesses, because the Adviser believes that these stocks have the greatest potential to rise in value. Many Internet companies are newer and have small to medium market capitalizations. The Adviser’s overall process of stock selection for the Fund is not based on the capitalization of or size of the company but rather on an assessment of the company’s fundamental prospects. The Fund generally seeks to purchase securities as long-term investments, but when circumstances warrant, securities may be sold without regard to the length of time they have been held to reduce risk or volatility or to respond to changing fundamental information.
The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses, to seek income, or to maintain liquidity while seeking appropriate investments.
The Fund may lend its portfolio securities to seek to generate additional income.
Principal Risks
Investing in a mutual fund has inherent risks, which could cause you to lose money. The principal risks of investing in the Fund, and the circumstances that could adversely affect the Fund’s net asset value (“NAV”) and total return, are listed below.
•Common Stock Risk: Common stock represents an ownership interest in a company. Holders of common stock are generally subject to greater risk than holders of preferred stocks and debt securities because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors. Furthermore, common stock risk are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in, and perceptions of, their issuers change.
•Market Risk: The value of the securities in which the Fund invests may be adversely affected by fluctuations in the financial markets, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes. Also, there is the risk that the price(s) of one or more of the securities or other instruments in the Fund’s portfolio will fall or will fail to rise. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, government, industry, country, or geographic region. Extraordinary events such as war, terrorism, natural disaster, epidemics and pandemics, supply chain disruptions, trade disputes, economic sanctions, imposition of tariffs, elevated levels of government debt, recessions, a government shutdown, conflicts and social unrest, and other factors could lead to volatility in local, regional, or global markets, which can result in market losses that may be substantial. The impact of one of these types
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of events may be more pronounced in certain regions, sectors, industries, or asset classes in which the Fund invests, or it may be pervasive across the global financial markets. The timing and occurrence of future market disruptions cannot be predicted, nor can the impact that government interventions, if any, adopted in response to such disruptions may have on the investment strategies of the Fund or the markets in which the Fund invests.
•Recent Market Events Risk: U.S. and international markets have experienced significant volatility in recent years and may continue to experience significant periods of volatility due to a number of economic, political, and global macro factors including uncertainty regarding inflation and central banks’ interest rate policies, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and armed conflict between Israel and Hamas in the Middle East. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
•    Internet and Internet-Related Industries Risk: The Fund invests a significant portion of its assets in Internet and Internet-related industries and thus the value of the Fund’s shares may be susceptible to factors affecting such industries, including factors affecting the computer/Internet technology area generally, and may be susceptible to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular area or industry. Companies in Internet and Internet-related industries face special risks associated with the rapidly changing field of computer/Internet technology. For example, their products or services may not prove commercially successful or may become obsolete quickly. The computer/Internet technology area may be subject to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in these areas may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve. Many Internet and Internet-related companies incur large losses in the hope of capturing market share and generating future revenues, but may never be profitable.
•    Smaller Capitalized or Unseasoned Company Risk:  The Adviser believes that smaller capitalized or unseasoned companies generally have greater earnings and sales growth potential than larger capitalized companies. However, investments in smaller capitalized or unseasoned companies may involve greater risks, in part because they have limited product lines, markets and financial or managerial resources. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.
•    Convertible Securities Risk:  The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
•    Foreign and Emerging Market Risk:  The risks of investing in foreign companies, including those located in emerging market countries, can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in legal, auditing and financial reporting standards, including recordkeeping standards and less stringent regulation of securities markets. Foreign securities markets generally have less volume than U.S. securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. These risks are typically greater in emerging markets countries.
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•    Fixed Income Risk: Yields and principal values of fixed income securities (bonds) will fluctuate. Generally, values of fixed income securities change inversely with interest rates. As interest rates go up, the value of debt securities tends to go down. As a result, to the extent the Fund holds fixed income investments, the value of the Fund may go down.
•    Geographic Focus Risk: If the Fund invests a significant portion of its total assets in certain issuers within the same country or geographic region, an adverse economic, business or political development affecting that country or region may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such country or region.
•    Securities Lending Risk: When the Fund lends its portfolio securities, the Fund is subject to the risk that the borrower may fail to return the securities in a timely manner or at all, resulting in a loss to the Fund and/or a delay in recovering the loaned securities. The Fund could also lose money in connection with securities lending transactions if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. The Fund is not obligated to engage in securities lending, and may discontinue its securities lending activities at any time.
Performance Information
The performance information that follows gives some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year, and the table compares the Fund’s average annual returns with those of a broad measure of market performance, an index with characteristics relevant to the Fund, and an index of Internet stocks for the last calendar year. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.jacobmutualfunds.com.
Annual Total Returns through December 31 (Investor Class)

Best Quarter
Q2 2020
57.91%

Worst Quarter
Q2 2022
-40.65%

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Average Annual Total Returns through December 31, 2024

	1 Year	5 Years	10 Years
Jacob Internet Fund – Investor Class
Return Before Taxes	14.31%	9.41%	11.61%
Return After Taxes on Distributions	14.31%	8.54%	9.87%
Return After Taxes on Distributions and Sale of Fund Shares	8.47%	7.68%	9.21%
S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)	29.57%	17.49%	16.20%
NASDAQ Internet Index (reflects no deduction for fees, expenses or taxes)	30.01%	11.11%	13.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Fund Management
Jacob Asset Management of New York LLC serves as the Adviser.

Portfolio Manager	Title with the Adviser	Length of Service with the Fund
Ryan I. Jacob	Lead Portfolio Manager	Since Inception (1999)
Darren Chervitz	Co-Portfolio Manager	Since 2012
Purchase and Sale of Fund Shares
To purchase Investor Class shares, you need to invest at least $2,500 initially. Investments made under the Uniform Gifts and Transfers to Minors Act, an IRA account, 401(k) plan, other retirement accounts, or when establishing an Automatic Investment Plan need to invest only $1,000 to start. Once you have an account with the Fund, you may make additional investments in amounts as low as $100.
You may redeem your shares on any day the Fund is open for business (generally the same days that the New York Stock Exchange is open for business) 1) by mail by sending written redemption requests to Jacob Internet Fund c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, MO 64121-9252; 2) by telephone by calling 1-888-JACOB-FX if you are set up to perform telephone transactions; or 3) by internet through the Fund’s website at www.jacobmutualfunds.com if you are set up to perform Internet transactions.
Tax Information
The Fund’s distributions generally are taxable, and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Brokers-Dealers and Other Financial Intermediaries
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If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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JACOB SMALL CAP GROWTH FUND
Investment Objective
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses paid each year as a percentage of the value of your investment)	Investor Class	Institutional Class
Advisory Fees	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%
Other Expenses	2.97%	2.96%
Total Annual Fund Operating Expenses	4.02%	3.76%
Fee Waiver/Reimbursement[1]	-0.80%	-0.80%
Total Annual Fund Operating Expenses After Fee Waiver/Reimbursement	3.22%	2.96%
1    The Adviser has contractually agreed, through at least January 5, 2027, to waive up to 100% of its advisory fees to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses) exceed 2.25% or 1.95% for Investor Class shares and Institutional Class shares, respectively, of each class’ average daily net assets. Please note that the maximum waiver is 0.80%, which means that the Fund’s overall expenses could exceed 2.25% for Investor Class shares or 1.95% for Institutional Class shares. This waiver agreement may only be terminated by the Board.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waiver by the Adviser for the 1 Year numbers and for the first year of the 3, 5, and 10 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$325	$1,151	$1,994	$4,173
Institutional Class	$299	$1,077	$1,874	$3,954
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or
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in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in small capitalization companies. Small capitalization companies are defined as those companies with market capitalizations (share price multiplied by number of shares outstanding) within the capitalization range of the Bloomberg US 2000 Growth Index at the time of purchase. As of August 31, 2025, the market capitalization range of the companies in the Bloomberg US 2000 Growth Index was between $20,575,000 and $27.94 billion.
The Fund maintains a diversified portfolio of investments consisting primarily of common stocks. The Fund may also invest in other equity securities, such as preferred stocks, rights, or warrants. The Adviser expects to select investments for the Fund in companies across various industry groups.
The Adviser manages the Fund’s portfolio in an aggressive growth style. The Adviser believes that investments in small capitalization companies can have greater earnings and sales growth potential than larger capitalized companies and can offer substantial opportunities for long-term growth of capital. The Adviser’s overall stock selections are based on its qualitative and quantitative assessment of a company’s fundamental prospects and whether it has an above-average potential for long-term growth of capital.
The Adviser expects to invest the Fund’s net assets primarily in U.S. companies, but may gain exposure to foreign markets, including emerging markets, through the global operations of U.S. companies, by purchasing depositary receipts or securities of foreign companies traded on U.S. exchanges, or through direct investment in foreign companies. The Adviser will not invest more than 25% of the Fund’s net assets directly in foreign companies. The Fund may have significant exposure to the health care sector.
The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses, or to maintain liquidity while seeking appropriate investments.
The Fund may lend its portfolio securities to seek to generate additional income.
Principal Risks
Investing in a mutual fund has inherent risks, which could cause you to lose money. The principal risks of investing in the Fund, and the circumstances that could adversely affect the Fund’s net asset value (“NAV”) and total return, are listed below.
•Common Stock Risk: Common stock represents an ownership interest in a company. Holders of common stock are generally subject to greater risk than holders of preferred stocks and debt securities because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors. Furthermore, common stock risk are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in, and perceptions of, their issuers change.
•Market Risk: The value of the securities in which the Fund invests may be adversely affected by fluctuations in the financial markets, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes. Also, there is the risk that the price(s) of one or more of the securities or other instruments in the Fund’s portfolio will fall or will fail to rise. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, government, industry, country, or geographic region. Extraordinary events such as war, terrorism, natural disaster, epidemics and pandemics, supply chain disruptions, trade
9

disputes, economic sanctions, imposition of tariffs, elevated levels of government debt, recessions, a government shutdown, conflicts and social unrest, and other factors could lead to volatility in local, regional, or global markets, which can result in market losses that may be substantial. The impact of one of these types of events may be more pronounced in certain regions, sectors, industries, or asset classes in which the Fund invests, or it may be pervasive across the global financial markets. The timing and occurrence of future market disruptions cannot be predicted, nor can the impact that government interventions, if any, adopted in response to such disruptions may have on the investment strategies of the Fund or the markets in which the Fund invests.
•Recent Market Events Risk: U.S. and international markets have experienced significant volatility in recent years and may continue to experience significant periods of volatility due to a number of economic, political, and global macro factors including uncertainty regarding inflation and central banks’ interest rate policies, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and armed conflict between Israel and Hamas in the Middle East. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
•Smaller Capitalized or Unseasoned Company Risk:  The Adviser believes that smaller capitalized or unseasoned companies generally have greater earnings and sales growth potential than larger capitalized companies. However, investments in smaller capitalized or unseasoned companies may involve greater risks, in part because they have limited product lines, markets and financial or managerial resources. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.
•Growth Companies Risk: Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s growth style may cause the Fund to underperform funds that have a broader investment style.
•Sector Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.
◦Healthcare Sector Risk: To the extent the Fund focuses on the healthcare sector, the Fund may be more susceptible to the particular risks that may affect companies in the healthcare sector than if it were invested in a wider variety of companies in unrelated sectors. The profitability of companies in the healthcare sector may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market developments.
• Science and Technology Risk: The Fund’s investments in science and technology companies expose the Fund to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete, and the Fund’s returns could suffer to the extent it holds an affected company’s shares. Companies in a number of science and technology industries are also subject to more government regulations and approval processes than many other industries. This fact may affect a company’s overall profitability and
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cause its stock price to be more volatile. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.
• Foreign and Emerging Market Risk:  The risks of investing in foreign companies, including those located in emerging market countries, can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in legal, auditing and financial reporting standards, including recordkeeping standards and less stringent regulation of securities markets. Foreign securities markets generally have less volume than U.S. securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. These risks are typically greater in emerging markets countries.
• Geographic Focus Risk: If the Fund invests a significant portion of its total assets in certain issuers within the same country or geographic region, an adverse economic, business or political development affecting that country or region may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such country or region.
• Securities Lending Risk: When the Fund lends its portfolio securities, the Fund is subject to the risk that the borrower may fail to return the securities in a timely manner or at all, resulting in a loss to the Fund and/or a delay in recovering the loaned securities. The Fund could also lose money in connection with securities lending transactions if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. The Fund is not obligated to engage in securities lending, and may discontinue its securities lending activities at any time.
Performance Information
The performance information that follows gives some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year, and the table compares the Fund’s average annual returns with those of an index with characteristics relevant to the Fund and a broad measure of market performance for the last calendar year. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.jacobmutualfunds.com.
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Annual Total Returns through December 31 (Investor Class)

Best Quarter
Q2 2020
44.09%

Worst Quarter
Q2 2022
-39.03%

Average Annual Total Returns through December 31, 2024

	1 Year	5 Years	10 Years
Jacob Small Cap Growth Fund – Investor Class
Return Before Taxes	12.89%	1.30%	4.43%
Return After Taxes on Distributions	12.89%	-0.47%	3.37%
Return After Taxes on Distributions and Sale of Fund Shares	7.63%	1.04%	3.49%

Jacob Small Cap Growth Fund – Institutional Class
Return Before Taxes	13.18%	1.59%	4.72%
Bloomberg U.S. 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	14.23%	7.34%	8.56%
S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.
Fund Management
Jacob Asset Management of New York LLC serves as the Adviser.

Portfolio Manager	Title with the Adviser	Length of Service with the Fund
Ryan I. Jacob	Lead Portfolio Manager	Since Inception (2010)
Darren Chervitz	Co-Portfolio Manager	Since 2012
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Purchase and Sale of Fund Shares
To purchase Investor Class shares, you need to invest at least $2,500 initially. Investments made under the Uniform Gifts and Transfers to Minors Act, an IRA account, 401(k) plan, other retirement accounts, or when establishing an Automatic Investment Plan need to invest only $1,000 to start. Once you have an account with the Fund, you may make additional investments in amounts as low as $100.
To purchase Institutional Class shares, you need to invest at least $100,000 initially. Once you have an account with the Fund, you may make additional investments in Institutional Class shares in amounts as low as $100.
You may redeem your shares on any day the Fund is open for business (generally the same days that the New York Stock Exchange is open for business) 1) by mail by sending written redemption requests to Jacob Small Cap Growth Fund c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, MO 64121-9252; 2) by telephone by calling 1-888-JACOB-FX if you are set up to perform telephone transactions; or 3) by internet through the Fund’s website at www.jacobmutualfunds.com if you are set up to perform Internet transactions.
Tax Information
The Fund’s distributions generally are taxable, and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Brokers-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
JACOB DISCOVERY FUND
Investment Objective
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%
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Annual Fund Operating Expenses (expenses paid each year as a percentage of the value of your investment)	Investor Class	Institutional Class
Advisory Fees	1.10%	1.10%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%
Other Expenses	1.79%	1.79%
Total Annual Fund Operating Expenses	3.14%	2.89%
Fee Waiver/Reimbursement[1]	-0.84%	-0.89%
Total Annual Fund Operating Expenses After Fee Waiver/Reimbursement	2.30%	2.00%
1.The Adviser has contractually agreed, through at least January 5, 2027, to waive up to 100% of its advisory fees to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses) exceed 2.30% or 2.00% for Investor Class shares and Institutional Class shares, respectively, of each class’ average daily net assets. Please note that the maximum waiver is 1.10%, which means that the Fund’s overall expenses could exceed 2.30% for Investor Class shares or 2.00% for Institutional Class shares. This waiver agreement may only be terminated by the Board.
Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waiver by the Adviser for the 1 Year numbers and for the first year of the 3, 5, and 10 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$233	$889	$1,570	$3,386
Institutional Class	$203	$810	$1,443	$3,146
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in micro capitalization companies. Micro capitalization companies are defined as those companies with market capitalizations (share price multiplied by number of shares outstanding) of (1) less than or equal to $600 million; or (2) within the capitalization range of the Bloomberg US Micro Cap Total Return Index at the time of purchase. As of August 31, 2025, the market capitalization range of the companies in the Bloomberg US Micro Cap Total Return Index was between approximately $1,973,800 and $6.92 billion.
The Fund maintains a diversified portfolio of investments consisting primarily of common stocks. The Fund may also invest in other equity securities, such as preferred stocks, rights, or warrants. The Adviser expects to select investments for the Fund in companies across various industry groups.
The Adviser manages the Fund’s portfolio in an aggressive growth style. The Adviser believes that investments in micro capitalization companies can have greater earnings and sales growth potential than larger capitalized companies and can offer substantial opportunities for long-term growth of capital. The Adviser’s overall stock
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selections are based on its qualitative and quantitative assessment of a company’s fundamental prospects and whether it has an above-average potential for long-term growth of capital.
The Adviser expects to invest the Fund’s net assets primarily in U.S. companies, but may gain exposure to foreign markets, including emerging markets, through the global operations of U.S. companies, by purchasing depositary receipts or securities of foreign companies traded on U.S. exchanges, or through direct investment in foreign companies. The Adviser will not invest more than 25% of the Fund’s net assets directly in foreign companies. The Fund may have significant exposure to the health care sector.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses, or to maintain liquidity while seeking appropriate investments.

The Fund may lend its portfolio securities to seek to generate additional income.

Principal Risks
Investing in a mutual fund has inherent risks, which could cause you to lose money. The principal risks of investing in the Fund, and the circumstances that could adversely affect the Fund’s net asset value (“NAV”) and total return, are listed below.
•Common Stock Risk: Common stock represents an ownership interest in a company. Holders of common stock are generally subject to greater risk than holders of preferred stocks and debt securities because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors. Furthermore, common stock risk are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in, and perceptions of, their issuers change.
•Market Risk: The value of the securities in which the Fund invests may be adversely affected by fluctuations in the financial markets, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes. Also, there is the risk that the price(s) of one or more of the securities or other instruments in the Fund’s portfolio will fall or will fail to rise. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, government, industry, country, or geographic region. Extraordinary events such as war, terrorism, natural disaster, epidemics and pandemics, supply chain disruptions, trade disputes, economic sanctions, imposition of tariffs, elevated levels of government debt, recessions, a government shutdown, conflicts and social unrest, and other factors could lead to volatility in local, regional, or global markets, which can result in market losses that may be substantial. The impact of one of these types of events may be more pronounced in certain regions, sectors, industries, or asset classes in which the Fund invests, or it may be pervasive across the global financial markets. The timing and occurrence of future market disruptions cannot be predicted, nor can the impact that government interventions, if any, adopted in response to such disruptions may have on the investment strategies of the Fund or the markets in which the Fund invests.
•Recent Market Events Risk: U.S. and international markets have experienced significant volatility in recent years and may continue to experience significant periods of volatility due to a number of economic, political, and global macro factors including uncertainty regarding inflation and central banks’ interest rate policies, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and armed conflict between Israel and Hamas in the Middle East. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
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•Micro-Capitalized Company Risk: Investments in micro capitalization companies may involve greater risks, as these companies tend to have limited product lines, markets and financial or managerial resources. Micro cap stocks often also have a more limited trading market, such that the Adviser may not be able to sell stocks at an optimal time or price. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.
•Growth Companies Risk: Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s growth style may cause the Fund to underperform funds that have a broader investment style.
•Sector Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.
◦Healthcare Sector Risk: To the extent the Fund focuses on the healthcare sector, the Fund may be more susceptible to the particular risks that may affect companies in the healthcare sector than if it were invested in a wider variety of companies in unrelated sectors. The profitability of companies in the healthcare sector may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market developments.
• Science and Technology Risk: The Fund’s investments in science and technology companies expose the Fund to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete, and the Fund’s returns could suffer to the extent it holds an affected company’s shares. Companies in a number of science and technology industries are also subject to more government regulations and approval processes than many other industries. This fact may affect a company’s overall profitability and cause its stock price to be more volatile. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.
•    Foreign and Emerging Market Risk:  The risks of investing in foreign companies, including those located in emerging market countries, can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in legal, auditing and financial reporting standards, including recordkeeping standards and less stringent regulation of securities markets. Foreign securities markets generally have less volume than U.S. securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. These risks are typically greater in emerging markets countries.
•    Geographic Focus Risk: If the Fund invests a significant portion of its total assets in certain issuers within the same country or geographic region, an adverse economic, business or political development affecting that
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country or region may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such country or region.
•    Securities Lending Risk: When the Fund lends its portfolio securities, the Fund is subject to the risk that the borrower may fail to return the securities in a timely manner or at all, resulting in a loss to the Fund and/or a delay in recovering the loaned securities. The Fund could also lose money in connection with securities lending transactions if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. The Fund is not obligated to engage in securities lending, and may discontinue its securities lending activities at any time.

Performance Information
The performance information that follows gives some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year, and the table compares the Fund’s average annual returns with those of indexes with characteristics relevant to the Fund and a broad measure of market performance for the last calendar year. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.jacobmutualfunds.com.
Annual Total Returns through December 31 (Investor Class)

Best Quarter	Worst Quarter
Q2 2020	Q2 2022
44.00%	-30.33%
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Average Annual Total Returns through December 31, 2024

	1 Year	5 Years	10 Years
Jacob Discovery Fund – Investor Class
Return Before Taxes	10.37%	5.84%	8.12%
Return After Taxes on Distributions	10.37%	5.31%	7.01%
Return After Taxes on Distributions and Sale of Fund Shares	6.14%	4.60%	6.13%
Jacob Discovery Fund – Institutional Class
Return Before Taxes	10.64%	6.13%	8.41%
Bloomberg Microcap Total Return Index (reflects no deduction for fees, expenses or taxes)	11.57%	8.30%	6.01%
Bloomberg U.S. 2000 Index (reflects no deduction for fees, expenses or taxes)	11.91%	8.74%	8.39%
S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.
Fund Management
Jacob Asset Management of New York LLC serves as the Adviser.

Portfolio Manager	Title with the Adviser	Length of Service with the Fund
Darren Chervitz	Lead Portfolio Manager	Since Inception (2012)
Ryan I. Jacob	Co-Portfolio Manager	Since Inception (2012)
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Purchase and Sale of Fund Shares
To purchase Investor Class shares, you need to invest at least $2,500 initially. Investments made under the Uniform Gifts and Transfers to Minors Act, an IRA account, 401(k) plan, other retirement accounts, or when establishing an Automatic Investment Plan need to invest only $1,000 to start. Once you have an account with the Fund, you may make additional investments in amounts as low as $100.
To purchase Institutional Class shares, you need to invest at least $100,000 initially. Once you have an account with the Fund, you may make additional investments in Institutional Class shares in amounts as low as $100.
You may redeem your shares on any day the Fund is open for business (generally the same days that the New York Stock Exchange is open for business) 1) by mail by sending written redemption requests to Jacob Discovery Fund c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, MO 64121-9252; 2) by telephone by calling 1-888-JACOB-FX if you are set up to perform telephone transactions; or 3) by internet through the Fund’s website at www.jacobmutualfunds.com if you are set up to perform Internet transactions.
Tax Information
The Fund’s distributions generally are taxable, and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Brokers-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS:
JACOB INTERNET FUND
Investment Objectives
The Fund’s primary investment objective is long-term growth of capital. Current income is a secondary objective. There is no assurance that the Fund will achieve its investment objectives. The Fund’s investment objective may be changed without shareholder approval. The Fund will provide shareholders with notice of any such change.
Principal Investment Strategies
The Fund seeks to achieve its investment objectives by investing, under normal circumstances, at least 80% of its assets in securities of companies in Internet and Internet-related industries. For purposes of such 80% policy, the term “assets” means the Fund’s net assets, including any borrowings for investment purposes, consistent with the SEC’s requirements. The Fund does not, however, intend to borrow money for the purpose of making investments.
The Fund primarily invests in common stocks and securities convertible into common stocks, but may invest up to 35% in fixed income or debt securities. The Fund may invest without limitation in foreign securities, including securities of emerging market countries (i.e., those that are in the early stages of their industrial cycles), so that the Fund has the flexibility to take full advantage of investment opportunities in Internet companies and companies in Internet-related industries. However, the Adviser currently does not expect to invest more than 50% of the Fund’s net assets in foreign companies. The Adviser selects investments in companies that derive a substantial portion of their revenue from Internet businesses and businesses in Internet-related industries or those that are aggressively developing and expanding their Internet and Internet-related business operations.
The Adviser believes that Internet-related companies offer favorable investment opportunities. Accordingly, the Fund invests in companies that emphasize research and development with respect to proprietary products and services for Internet users and businesses because the Adviser believes that these stocks have the greatest potential to rise in value.
The Adviser believes that because of rapid advances in the breadth and scope of products and services offered over the Internet, an investment in companies with business operations in this industry will offer substantial opportunities for long-term growth of capital. Prices of common stocks of even the best managed, most profitable corporations are subject to market risk, which means their stock prices can decline. In addition, swings in investor psychology or significant trading by large institutional investors can result in price fluctuations.
The Internet has continued to demonstrate rapid growth, both through increasing demand for existing products and services and the broadening of the Internet market. The Adviser believes that established businesses will continue to be disrupted by the sustained development of the Internet, while some may also stand to benefit, realizing gains in efficiency, scale and speed. Newly developed companies that leverage the Internet are continuously emerging and may have small to medium market capitalizations. Identifying the advantaged business models that are sustainable and supported by strong financial metrics warrant the Adviser’s investment consideration. As a result, the Fund’s investment policy is not limited to any minimum capitalization requirement and the Fund may hold securities without regard to the capitalization of the company. The Adviser’s overall process of stock selection for the Fund is not based on the capitalization or size of the company but rather on an assessment of the company’s fundamental prospects.
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Portfolio securities generally will be selected from companies in the following groups:
•    Media:  Companies that provide information and entertainment services over the Internet, supported by subscriptions, advertising and/or transactional revenues.
•    E-Commerce:  Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.
•    Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.
•    Internet Service Providers: Companies that provide users with access to the Internet.
•    Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.
•    Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.
•    Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.
The Fund may invest directly in foreign companies or may invest in foreign companies by purchasing depositary receipts or securities of foreign companies traded on U.S. exchanges. Depositary receipts are certificates normally issued by U.S. banks that evidence the ownership of shares of a foreign issuer.
Buy/Sell Decisions. The Adviser considers the following factors when buying and selling securities for the Fund: (i) the value of individual securities relative to other investment alternatives, (ii) trends in the determinants of corporate profits, (iii) corporate cash flow, (iv) balance sheet changes, (v) management capability and practices and (vi) the economic and political outlook. The Fund generally seeks to purchase securities as long-term investments, but when circumstances warrant, securities may be sold without regard to the length of time they have been held to reduce risk or volatility or to respond to changing fundamental information.
Temporary Investments. In response to unfavorable market, economic, political or other conditions, the Fund may invest up to 100% of its assets in U.S. and foreign short-term money market instruments as a temporary, defensive strategy. The Fund may invest up to 20% of its assets in these securities under normal circumstances to maintain liquidity or to earn income while seeking appropriate investments. Some of the short-term money instruments in which the Fund may invest include:
•    commercial paper;
•    certificates of deposit, demand and time deposits and banker’s acceptances;
•    U.S. government securities; and
•    repurchase agreements.
To the extent the Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objectives and, instead, will focus on preserving your investment. The Statement of Additional Information contains more information about the Fund and the types of securities in which it may invest.
The Fund may lend its portfolio securities to seek to generate additional income.
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Principal Risks
Investing in a mutual fund has inherent risks, which could cause you to lose money. The principal risks of investing in the Fund, and the circumstances that could adversely affect the Fund’s NAV and total return, are listed below.
•Common Stock Risk: Common stock represents an ownership interest in a company. Holders of common stock are generally subject to greater risk than holders of preferred stocks and debt securities because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors. Furthermore, common stock risk are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in, and perceptions of, their issuers change.
•Market Risk: The value of the securities in which the Fund invests may be adversely affected by fluctuations in the financial markets, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes. Also, there is the risk that the price(s) of one or more of the securities or other instruments in the Fund’s portfolio will fall or will fail to rise. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, government, industry, country, or geographic region. Extraordinary events such as war, terrorism, natural disaster, epidemics and pandemics, supply chain disruptions, trade disputes, economic sanctions, imposition of tariffs, elevated levels of government debt, recessions, a government shutdown, conflicts and social unrest, and other factors could lead to volatility in local, regional, or global markets, which can result in market losses that may be substantial. The impact of one of these types of events may be more pronounced in certain regions, sectors, industries, or asset classes in which the Fund invests, or it may be pervasive across the global financial markets. The timing and occurrence of future market disruptions cannot be predicted, nor can the impact that government interventions, if any, adopted in response to such disruptions may have on the investment strategies of the Fund or the markets in which the Fund invests.
•Recent Market Events Risk: U.S. and international markets have experienced significant volatility in recent years and may continue to experience significant periods of volatility due to a number of economic, political, and global macro factors including uncertainty regarding inflation and central banks’ interest rate policies, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and armed conflict between Israel and Hamas in the Middle East. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
•    Internet and Internet-Related Industries Risk: The Fund invests a significant portion of its assets in Internet and Internet-related industries and thus the value of the Fund’s shares may be susceptible to factors affecting such industries, including factors affecting the computer/Internet technology area generally, and may be susceptible to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular area or industry. Companies in Internet and Internet-related industries face special risks associated with the rapidly changing field of computer/Internet technology. For example, their products or services may not prove commercially successful or may become obsolete quickly. The computer/Internet technology area may be subject to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in these areas may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve. Many Internet and Internet-related companies incur large losses in the hope of capturing market share and generating future revenues, but may never be profitable.
•    Smaller Capitalized or Unseasoned Company Risk:  The Adviser believes that smaller capitalized or unseasoned companies generally have greater earnings and sales growth potential than larger capitalized
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companies. However, investments in smaller capitalized or unseasoned companies may involve greater risks, in part because they have limited product lines, markets and financial or managerial resources. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies. The level of risk will be increased to the extent that the Fund has significant exposure to smaller capitalized or unseasoned companies (those with less than a three-year operating history).
•    Convertible Securities Risk:  The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
•    Foreign and Emerging Market Risk:  The risks of investing in foreign companies, including those located in emerging market countries, can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in legal, auditing and financial reporting standards, including recordkeeping standards and less stringent regulation of securities markets. Foreign securities markets generally have less volume than U.S. securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. These risks are typically greater in emerging markets countries.
•    Fixed Income Risk: Yields and principal values of fixed income securities (bonds) will fluctuate. Generally, values of fixed income securities change inversely with interest rates. As interest rates go up, the value of debt securities tends to go down. As a result, to the extent the Fund holds fixed income investments, the value of the Fund may go down.
•    Geographic Focus Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same country or geographic region, an adverse economic, business or political development affecting that country or region may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such country or region.
•    Securities Lending Risk. The Fund lends its portfolio securities to seek to earn additional income. When the Fund lends its portfolio securities, it receives collateral (including cash collateral), at least equal to the value of securities loaned. The Fund may earn income by investing this collateral in one or more registered money market funds and/or unregistered, privately offered cash management vehicles that principally invest in high quality, short term debt obligations, such as securities of the U.S. government, its agencies or instrumentalities, instruments of U.S. and foreign banks, corporate debt obligations, municipal obligations, debt obligations of foreign governments, their agencies or instrumentalities, repurchase agreements, funding agreements, asset-backed securities, including asset-backed commercial paper, and money market funds. A decline in the value of a cash management vehicle in which collateral is invested may cause the Fund may to lose money. Lending portfolio securities also involves the risk that the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the securities or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. Securities lending may also result in the Fund being unable to vote shares in a proxy solicitation by the issuer of a loaned security and/or may cause the Fund to be
23

ineligible to receive a distribution from the issuer of a loaned security. The Fund is not obligated to engage in securities lending, and may discontinue its securities lending activities at any time.
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INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS:
JACOB SMALL CAP GROWTH FUND
Investment Objective
The Fund’s investment objective is long-term growth of capital. There is no assurance that the Fund will achieve its investment objective. The Fund’s investment objective may be changed without shareholder approval. The Fund will provide shareholders with notice of any such change.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in small capitalization companies. Small capitalization companies are defined as those companies with market capitalizations (share price multiplied by number of shares outstanding) within the capitalization range of the Bloomberg US 2000 Growth index at the time of purchase. As of August 31, 2025, the market capitalization range of the companies in the Bloomberg US 2000 Growth Index was between $20,575,000 and $27.94 billion. For purposes of such 80% policy, the term “assets” means the Fund’s net assets, including any borrowings for investment purposes, consistent with the SEC’s requirements. The Fund does not, however, intend to borrow money for the purpose of making investments.
The Fund maintains a diversified portfolio of investments consisting primarily of common stocks. The Fund may also invest in other equity securities such as preferred stocks, rights, or warrants. Equity securities generally represent an ownership interest in a company and their value is based on the success of the company’s business, any income paid to shareholders, the value of the company’s assets, general market conditions and investor demand. The Adviser expects to select investments for the Fund in companies across various industry groups.
The Adviser manages the Fund’s portfolio in an aggressive growth style. The Adviser believes that investments in small capitalization companies can have greater earnings and sales growth potential than larger capitalized companies and can offer substantial opportunities for long-term growth of capital. The Adviser’s overall stock selections are based on its qualitative and quantitative assessment of a company’s fundamental prospects and whether it has an above-average potential for long-term growth of capital. Specifically, the Adviser looks for companies with expanding profit margins, sales and earnings growth which, over a business cycle, can be expected to produce high levels of free cash flow. Further, the Adviser seeks companies with strong management teams that can capitalize on catalysts for growth and competitive advantages such as superior products and favorable industry, economic and political trends. While trying to maximize the growth potential of the Fund’s portfolio of investments, the Adviser also seeks to obtain securities for the Fund that are selling at a reasonable valuation in view of their expected growth rate.
The Adviser expects to invest the Fund’s net assets primarily in U.S. companies, but may gain exposure to foreign markets through the global operations of U.S. companies, by purchasing depositary receipts or securities of foreign companies traded on U.S. exchanges, or through direct investment in foreign companies. Depositary receipts are certificates normally issued by U.S. banks that evidence the ownership of shares of a foreign issuer. The Fund’s foreign investments may include securities of companies in emerging market countries, so that the Fund has the flexibility to take full advantage of investment opportunities in small capitalization companies. The Adviser will not invest more than 25% of the Fund’s net assets directly in foreign companies. The Fund may have significant exposure to the health care sector.
The Fund generally seeks to purchase securities as long-term investments, but the Adviser will sell or reduce holdings when a company fails to meet its expectations with regard to potential growth, addressable market, margin erosion, management changes or price considerations. The Fund may employ rapid trading strategies to capture incremental increases in the prices of securities, to protect against downside risk and to enhance the Fund’s return.
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The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses, or to maintain liquidity while seeking appropriate investments. There may be times, however, when the Fund attempts to respond to unfavorable market, economic, political or other conditions by investing up to 100% of its assets in cash or those types of money market investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.
The Fund may lend its portfolio securities to seek to generate additional income.
Principal Risks
Investing in a mutual fund has inherent risks, which could cause you to lose money. The principal risks of investing in the Fund, and the circumstances that could adversely affect the Fund’s NAV and total return, are listed below.
•Common Stock Risk: Common stock represents an ownership interest in a company. Holders of common stock are generally subject to greater risk than holders of preferred stocks and debt securities because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors. Furthermore, common stock risk are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in, and perceptions of, their issuers change.
•Market Risk: The value of the securities in which the Fund invests may be adversely affected by fluctuations in the financial markets, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes. Also, there is the risk that the price(s) of one or more of the securities or other instruments in the Fund’s portfolio will fall or will fail to rise. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, government, industry, country, or geographic region. Extraordinary events such as war, terrorism, natural disaster, epidemics and pandemics, supply chain disruptions, trade disputes, economic sanctions, imposition of tariffs, elevated levels of government debt, recessions, a government shutdown, conflicts and social unrest, and other factors could lead to volatility in local, regional, or global markets, which can result in market losses that may be substantial. The impact of one of these types of events may be more pronounced in certain regions, sectors, industries, or asset classes in which the Fund invests, or it may be pervasive across the global financial markets. The timing and occurrence of future market disruptions cannot be predicted, nor can the impact that government interventions, if any, adopted in response to such disruptions may have on the investment strategies of the Fund or the markets in which the Fund invests.
•Recent Market Events Risk: U.S. and international markets have experienced significant volatility in recent years and may continue to experience significant periods of volatility due to a number of economic, political, and global macro factors including uncertainty regarding inflation and central banks’ interest rate policies, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and armed conflict between Israel and Hamas in the Middle East. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
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•    Smaller Capitalized or Unseasoned Company Risk:  Investments in small capitalization companies may involve greater risks, as these companies tend to have limited product lines, markets and financial or managerial resources. Small cap stocks often also have a more limited trading market, such that the Adviser may not be able to sell stocks at an optimal time or price. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.
•    Growth Companies Risk: Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s growth style may cause the Fund to underperform funds that have a broader investment style.
•Sector Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.
◦Healthcare Sector Risk. To the extent the Fund focuses on the healthcare sector, the Fund may be more susceptible to the particular risks that may affect companies in the healthcare sector than if it were invested in a wider variety of companies in unrelated sectors. The profitability of companies in the healthcare sector may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market developments.
•    Science and Technology Risk: The Fund’s investments in science and technology companies expose the Fund to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete, and the Fund’s returns could suffer to the extent it holds an affected company’s shares. Companies in a number of science and technology industries are also subject to more government regulations and approval processes than many other industries. This fact may affect a company’s overall profitability and cause its stock price to be more volatile. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.
•    Foreign and Emerging Market Risk:  The risks of investing in foreign companies, including those located in emerging market countries, can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in legal, auditing and financial reporting standards, including recordkeeping standards and less stringent regulation of securities markets. Foreign securities markets generally have less volume than U.S. securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. These risks are typically greater in emerging markets countries.

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•    Geographic Focus Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same country or geographic region, an adverse economic, business or political development affecting that country or region may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such country or region.
•    Securities Lending Risk. The Fund lends its portfolio securities to seek to earn additional income. When the Fund lends its portfolio securities, it receives collateral (including cash collateral), at least equal to the value of securities loaned. The Fund may earn income by investing this collateral in one or more registered money market funds and/or unregistered, privately offered cash management vehicles that principally invest in high quality, short term debt obligations, such as securities of the U.S. government, its agencies or instrumentalities, instruments of U.S. and foreign banks, corporate debt obligations, municipal obligations, debt obligations of foreign governments, their agencies or instrumentalities, repurchase agreements, funding agreements, asset-backed securities, including asset-backed commercial paper, and money market funds. A decline in the value of a cash management vehicle in which collateral is invested may cause the Fund may to lose money. Lending portfolio securities also involves the risk that the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the securities or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. Securities lending may also result in the Fund being unable to vote shares in a proxy solicitation by the issuer of a loaned security and/or may cause the Fund to be ineligible to receive a distribution from the issuer of a loaned security. The Fund is not obligated to engage in securities lending, and may discontinue its securities lending activities at any time.
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INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS:
JACOB DISCOVERY FUND
Investment Objective
The Fund’s investment objective is long-term growth of capital. There is no assurance that the Fund will achieve its investment objective. The Fund’s investment objective may be changed without shareholder approval. The Fund will provide shareholders with notice of any such change.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in micro capitalization companies. Micro capitalization companies are defined as those companies with market capitalizations (share price multiplied by number of shares outstanding) of: (1) less than or equal to $600 million; or (2) within the capitalization range of the Bloomberg US Micro Cap® Total Return Index at the time of purchase. As of August 31, 2025, the market capitalization range of the companies in the Bloomberg US Micro Cap Total Return Index was between approximately $1,973,800 and $6.92 billion. For purposes of such 80% policy, the term “assets” means the Fund’s net assets, including any borrowings for investment purposes, consistent with the SEC’s requirements. The Fund does not, however, intend to borrow money for the purpose of making investments.
The Fund maintains a diversified portfolio of investments consisting primarily of common stocks. The Fund may also invest in other equity securities such as preferred stocks, rights, or warrants. Equity securities generally represent an ownership interest in a company and their value is based on the success of the company’s business, any income paid to shareholders, the value of the company’s assets, general market conditions and investor demand. The Adviser expects to select investments for the Fund in companies across various industry groups.
The Adviser manages the Fund’s portfolio in an aggressive growth style. The Adviser believes that investments in micro capitalization companies can have greater earnings and sales growth potential than larger capitalized companies and can offer substantial opportunities for long-term growth of capital. The Adviser’s overall stock selections are based on its qualitative and quantitative assessment of a company’s fundamental prospects and whether it has an above-average potential for long-term growth of capital. Specifically, the Adviser looks for companies with expanding profit margins, sales and earnings growth which, over a business cycle, can be expected to produce high levels of free cash flow. Further, the Adviser seeks companies with strong management teams that can capitalize on catalysts for growth and competitive advantages such as superior products and favorable industry, economic and political trends. While trying to maximize the growth potential of the Fund’s portfolio of investments, the Adviser also seeks to obtain securities for the Fund that are selling at a reasonable valuation in view of their expected growth rate.
The Adviser expects to invest the Fund’s net assets primarily in U.S. companies, but may gain exposure to foreign markets through the global operations of U.S. companies, by purchasing depositary receipts or securities of foreign companies traded on U.S. exchanges, or through direct investment in foreign companies. Depositary receipts are certificates normally issued by U.S. banks that evidence the ownership of shares of a foreign issuer. The Fund’s foreign investments may include securities of companies in emerging market countries, so that the Fund has the flexibility to take full advantage of investment opportunities in micro capitalization companies. The Adviser will not invest more than 25% of the Fund’s net assets directly in foreign companies. The Fund may have significant exposure to the health care sector.
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The Fund generally seeks to purchase securities as long-term investments, but the Adviser will sell or reduce holdings when a company fails to meet its expectations with regard to potential growth, addressable market, margin erosion, management changes or price considerations. The Fund may employ rapid trading strategies to capture incremental increases in the prices of securities, to protect against downside risk and to enhance the Fund’s return.
The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses, or to maintain liquidity while seeking appropriate investments. There may be times, however, when the Fund attempts to respond to unfavorable market, economic, political or other conditions by investing up to 100% of its assets in cash or those types of money market investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.
The Fund may lend its portfolio securities to seek to generate additional income.
Principal Risks
Investing in a mutual fund has inherent risks, which could cause you to lose money. The principal risks of investing in the Fund, and the circumstances that could adversely affect the Fund’s NAV and total return, are listed below.
•Common Stock Risk: Common stock represents an ownership interest in a company. Holders of common stock are generally subject to greater risk than holders of preferred stocks and debt securities because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors. Furthermore, common stock risk are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in, and perceptions of, their issuers change.
•    Market Risk: The value of the securities in which the Fund invests may be adversely affected by fluctuations in the financial markets, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes. Also, there is the risk that the price(s) of one or more of the securities or other instruments in the Fund’s portfolio will fall or will fail to rise. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, government, industry, country, or geographic region. Extraordinary events such as war, terrorism, natural disaster, epidemics and pandemics, supply chain disruptions, trade disputes, economic sanctions, imposition of tariffs, elevated levels of government debt, recessions, a government shutdown, conflicts and social unrest, and other factors could lead to volatility in local, regional, or global markets, which can result in market losses that may be substantial. The impact of one of these types of events may be more pronounced in certain regions, sectors, industries, or asset classes in which the Fund invests, or it may be pervasive across the global financial markets. The timing and occurrence of future market disruptions cannot be predicted, nor can the impact that government interventions, if any, adopted in response to such disruptions may have on the investment strategies of the Fund or the markets in which the Fund invests.
•Recent Market Events Risk: U.S. and international markets have experienced significant volatility in recent years and may continue to experience significant periods of volatility due to a number of economic, political, and global macro factors including uncertainty regarding inflation and central banks’ interest rate policies, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and armed conflict between Israel and Hamas in the Middle East. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
•    Micro-Capitalized Company Risk: Investments in micro capitalization companies may involve greater risks, as these companies tend to have limited product lines, markets and financial or managerial resources. Micro cap stocks often also have a more limited trading market, such that the Adviser may not be able to sell stocks
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at an optimal time or price. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.
•    Growth Companies Risk: Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s growth style may cause the Fund to underperform funds that have a broader investment style.
•Sector Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.
◦Healthcare Sector Risk. To the extent the Fund focuses on the healthcare sector, the Fund may be more susceptible to the particular risks that may affect companies in the healthcare sector than if it were invested in a wider variety of companies in unrelated sectors. The profitability of companies in the healthcare sector may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market developments.
•    Science and Technology Risk: The Fund’s investments in science and technology companies expose the Fund to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete, and the Fund’s returns could suffer to the extent it holds an affected company’s shares. Companies in a number of science and technology industries are also subject to more government regulations and approval processes than many other industries. This fact may affect a company’s overall profitability and cause its stock price to be more volatile. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.
•    Foreign and Emerging Market Risk:  The risks of investing in foreign companies, including those located in emerging market countries, can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in legal, auditing and financial reporting standards, including recordkeeping standards and less stringent regulation of securities markets. Foreign securities markets generally have less volume than U.S. securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. These risks are typically greater in emerging markets countries.
•    Geographic Focus Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same country or geographic region, an adverse economic, business or political development affecting that country or region may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such country or region.
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•    Securities Lending Risk. The Fund lends its portfolio securities to seek to earn additional income. When the Fund lends its portfolio securities, it receives collateral (including cash collateral), at least equal to the value of securities loaned. The Fund may earn income by investing this collateral in one or more registered money market funds and/or unregistered, privately offered cash management vehicles that principally invest in high quality, short term debt obligations, such as securities of the U.S. government, its agencies or instrumentalities, instruments of U.S. and foreign banks, corporate debt obligations, municipal obligations, debt obligations of foreign governments, their agencies or instrumentalities, repurchase agreements, funding agreements, asset-backed securities, including asset-backed commercial paper, and money market funds. A decline in the value of a cash management vehicle in which collateral is invested may cause the Fund may to lose money. Lending portfolio securities also involves the risk that the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the securities or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. Securities lending may also result in the Fund being unable to vote shares in a proxy solicitation by the issuer of a loaned security and/or may cause the Fund to be ineligible to receive a distribution from the issuer of a loaned security. The Fund is not obligated to engage in securities lending, and may discontinue its securities lending activities at any time.
DISCLOSURE OF PORTFOLIO HOLDINGS
Each Fund expects to publicly disclose 100% of its portfolio holdings on its website no earlier than 30 days after each calendar quarter end. Each Fund also intends to disclose its top 25 holdings on a monthly basis on its website no earlier than 30 days after the month end, along with information regarding the percentage of the portfolio that each holding comprises. A further description of the Funds’ policies and procedures with respect to the disclosure of portfolio holdings is available in the Statement of Additional Information.
FUND MANAGEMENT
Adviser. The Adviser, Jacob Asset Management of New York LLC, a federally registered investment adviser, is a Delaware limited liability company with its principal office located at 727 2nd Street #106, Hermosa Beach, California 90254. Pursuant to the Investment Advisory Agreements for the Funds, the Adviser manages each Fund’s portfolio of securities and makes the decisions with respect to the purchase and sale of investments, subject to the general supervision of the Funds’ Board of Directors. The Adviser is also responsible for overseeing the performance of the Funds’ administrator and other service providers.
Ryan I. Jacob is the Lead Portfolio Manager of and is primarily responsible for the day-to-day management of the Jacob Internet Fund and Jacob Small Cap Growth Fund. Mr. Jacob is the founder and Chief Executive Officer of the Adviser, as well as President of Jacob Funds Inc. He has served as Lead Portfolio Manager of the Jacob Internet Fund and Jacob Small Cap Growth Fund since each Fund’s inceptions in 1999 and 2010, respectively. Mr. Jacob served as Lead Portfolio Manager of the Jacob Discovery Fund from its inception in 2012 until December 2013, and is currently serving as a Co-Portfolio Manager of the Fund. Mr. Jacob served as Chief Portfolio Manager of The Internet Fund, Inc. from December 20, 1997 through June 24, 1999. Mr. Jacob also served as a financial analyst for Lepercq, de Neuflize & Co. Inc. from September 1998 to June 1999 and as an analyst for Horizon Asset Management from October 1994 through August 1998. Mr. Jacob also served as the Director of Research for IPO Value Monitor, an investment related research service from 1996 to August 1998. Previously, Mr. Jacob was an assistant portfolio manager in the private clients group at Bankers Trust from October 1992 through October 1994. Mr. Jacob, a graduate of Drexel University, has over 28 years of investment experience.
Darren Chervitz is the Lead Portfolio Manager of and is primarily responsible for the day-to-day management of the Jacob Discovery Fund. Mr. Chervitz served as Co-Portfolio Manager of the Jacob Discovery Fund since its
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inception in 2012 until December 2013, and as Lead Portfolio Manager since December 2013. He is also a Co-Portfolio Manager of the Jacob Internet Fund and Jacob Small Cap Growth Fund. He has served as the Director of Research for the Adviser since 1999. Prior to his employment with the Adviser, Mr. Chervitz was a financial editor and reporter for CBS MarketWatch from August 1996 to July 1999. Mr. Chervitz was also a technology stock analyst for ZDTV from August 1996 to July 1999. Mr. Chervitz has over 24 years of financial industry and investment experience.
The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.
Adviser’s Fees
Jacob Internet Fund: Pursuant to the terms of the Investment Advisory Agreement, the Adviser receives a monthly advisory fee equal to an annual rate of 1.25% of the Fund’s annual average daily net assets up to $250 million, and 0.90% of the Fund’s annual average daily net assets over $250 million. The Adviser has contractually agreed, through at least January 5, 2027, to waive its advisory fees in an amount up to an annual rate of 0.10% of the Fund’s average daily net assets, to the extent that the Jacob Internet Fund’s Total Annual Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses) exceed 2.95% for Investor Class shares average daily net assets for the Fund. Please note that the maximum annual waiver is 0.10% of the Fund’s average daily net assets, which means that the Fund’s overall expenses could exceed 2.95% for Investor Class shares. Pursuant to its fee waiver agreement with the Jacob Internet Fund, the Adviser is entitled to recoup any fees that it waived for a period of thirty-six (36) months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund’s expense level to exceed any applicable expense limitation that was in place for the Fund when the fees were waived. This waiver agreement may only be terminated by the Board.
Jacob Small Cap Growth Fund: Pursuant to the terms of the Investment Advisory Agreement, the Adviser receives a monthly advisory fee equal to an annual rate of 0.80% of the Fund’s annual average daily net assets up to $250 million, and 0.70% of the Fund’s annual average daily net assets over $250 million (“Small Cap Advisory Fee”). The Adviser has contractually agreed, through at least January 5, 2027, to waive up to 100% of its advisory fees to the extent that the Fund’s Total Annual Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses) exceed 2.25% or 1.95% for Investor Class shares and Institutional Class shares, respectively, of each class’ average daily net assets. Please note that the maximum annual waiver is limited to the rate of the Small Cap Advisory Fee (0.80% of the Fund’s annual average daily net assets as of September 1, 2024), which means that it is possible that the Jacob Small Cap Growth Fund’s overall expenses could exceed 2.25% for Investor Class shares or 1.95% for Institutional Class shares. Pursuant to its fee waiver agreement with the Jacob Small Cap Growth Fund, the Adviser is entitled to recoup any fees that it waived for a period of thirty-six (36) months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund’s expense level to exceed any applicable expense limitation that was in place for the Fund when the fees were waived. This waiver agreement may only be terminated by the Board.
Jacob Discovery Fund: Pursuant to the terms of the Investment Advisory Agreement, the Adviser receives a monthly advisory fee equal to an annual rate of 1.10% of the Fund’s annual average daily net assets up to $250 million, and 0.80% of the Fund’s annual average daily net assets over $250 million (“Discovery Advisory Fee”). The Adviser has contractually agreed, through at least January 5, 2027, to waive up to 100% of its advisory fees to the extent that the Fund’s Total Annual Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses) exceed 2.30% or 2.00% for Investor Class shares and Institutional Class shares, respectively, of each class’ average daily net assets. Please note that the maximum waiver is limited to the rate of the Discovery Advisory Fee (1.10% of the Fund’s annual average daily net assets as of September 1, 2024), which means that it is possible that the Jacob Discovery Fund’s overall expenses could exceed
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2.30% for Investor Class shares or 2.00% for Institutional Class shares. Pursuant to its fee waiver agreement with the Jacob Discovery Fund, the Adviser is entitled to recoup any fees that it waived for a period of thirty-six (36) months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund’s expense level to exceed any applicable expense limitation that was in place for the Fund when the fees were waived. This waiver agreement may only be terminated by the Board.
A discussion regarding the basis for the Board of Directors’ approval of the Investment Advisory Agreements for the Jacob Internet Fund, Jacob Small Cap Growth Fund, and Jacob Discovery Fund is available on the Fund’s website and in the Fund’s Form N-CSR filed with the SEC for the six-month period ended February 28, 2025.
PURCHASE OF FUND SHARES
Each Fund sells (and redeems) its shares on a continuous basis at NAV and does not apply any front-end or back-end sales charges. A completed application must be submitted to the Fund, along with payment of the purchase price by check or wire. Your purchase will be calculated at the next determined NAV after U.S. Bank Global Fund Services (the “Transfer Agent”) receives your request in good order.
Shares of the Funds have not been registered for sale outside the United States. The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.
The Funds have established an Anti-Money Laundering Compliance Program as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Funds are required to obtain the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):
•    Full name
•    Date of birth (individuals only)
•    Social Security or tax identification number
•    Permanent street address (Addresses containing only a P.O. Box will not be accepted)
•    Accounts opened by entities, such as corporations, companies or trusts, will require additional documentation
If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporate, etc.), you must also supply the identity of the beneficial owners. Please note that if any information listed above is missing, your application will be returned and your account will not be opened. In compliance with the USA PATRIOT Act, the Transfer Agent will verify the information on your application as part of the Funds’ Anti-Money Laundering Program. The Funds reserve the right to request additional clarifying information and may close your account if such clarifying information is not received by the Funds within a reasonable time of the request or if the Funds cannot form a reasonable belief as to the true identity of a customer. If you require additional assistance when completing your application, please contact the Transfer Agent at 1-888-JACOB-FX (1-888-522-6239).
Minimum Investments. To purchase Investor Class shares, you need to invest at least $2,500 initially. Investments made under the Uniform Gifts and Transfers to Minors Act, an IRA account, 401(k) plan, other retirement accounts, or when establishing an Automatic Investment Plan need to invest only require $1,000 to start. Once you have an account with a Fund, you may make additional investments in Investor Class shares in amounts as low as $100.
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To purchase Institutional Class shares, you need to invest at least $100,000 initially. Once you have an account with a Fund, you may make additional investments in Institutional Class shares in amounts as low as $100.
The Funds reserve the right to vary the initial and subsequent minimum investment requirements at any time, to reject any purchase or exchange request, or to suspend the offering of its shares at any time.
Market Timing Policy
The Funds prohibit short-term or excessive trading, often referred to as “market timing.” Market timing may interfere with the efficient management of a Fund’s portfolio, materially increase a Fund’s transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of a Fund and its shareholders. Some securities in which the Funds have authority to invest, such as foreign securities or thinly traded securities, could subject the Funds to additional market timing risks as described below. In order to reduce the risks of market timing, the Funds will take steps to deter and detect short-term or excessive trading pursuant to the Funds’ market timing policies as described in this prospectus and approved by the Board.
A short-term trading redemption fee is assessed on any Fund shares, except those shares received from reinvested distributions, in a Fund account that are sold (by redemption, whether voluntary or involuntary) within 30 days following their purchase date. This redemption fee will equal 2% of the amount redeemed (using standard rounding criteria) and the shares held the longest will be treated as being redeemed first and shares held shortest as being redeemed last. The redemption fee may be collected by deduction from the redemption proceeds.
The redemption fee is imposed to discourage short-term trading and is paid to a Fund to help offset any cost associated with such short-term trading. The redemption fee is not intended to accommodate short-term trading and the Funds will monitor the assessment of redemption fees against an investor’s account. A shareholder is subject to the 2% redemption fee whether they are a direct shareholder of a Fund or investing indirectly in a Fund through a financial intermediary such as a broker-dealer, an investment adviser, an administrator or trustee of an Internal Revenue Service (“IRS”) recognized tax-advantaged savings plan, such as a 401(k) retirement plan or a 529 college savings plan that maintains an omnibus account with a Fund for trading on behalf of its customers. Currently, only certain intermediaries have the ability to collect a Fund’s redemption fee on the Fund’s behalf from their customers’ accounts. Even in the case of these intermediaries who are collecting the redemption fee, due to policy, operational and/or systems’ requirements and limitations, these intermediaries may use criteria and methods for tracking, applying and/or calculating the fee that may differ in some respects from that of the Funds. The Funds will continue to encourage all financial intermediaries to develop the capability to begin assessing the redemption fee from their customers who invest in the Fund. To the extent required by applicable regulation, the Funds or the Transfer Agent enter into agreements with financial intermediaries under which the intermediaries agree to provide information about Fund share transactions effected through the financial intermediary. Shareholders investing in Fund shares through a financial intermediary should contact their financial intermediary (or, in the case of a 401(k) retirement plan, the plan sponsor) for more information on any differences in how the redemption fee is applied to investments in the Funds.
In addition, the Adviser monitors shareholder transactions into and out of the Funds to identify activity that could be deemed to be market timing. If a Fund or its agents conclude that a shareholder’s trading may be detrimental to the Fund, the Fund may temporarily or permanently bar future purchases into the Fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which the shareholder may request future purchases and redemptions. Transactions placed in violation of the Funds’ market timing policy are not necessarily deemed received in good order by the Funds and may be cancelled or revoked by a Fund on the next business day following receipt by the Fund.
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Shareholders are subject to the market timing policy whether they are direct shareholders of a Fund or investing indirectly in a Fund through a financial intermediary such as a broker-dealer, an investment adviser, an administrator or trustee of an IRS recognized tax-advantaged savings plan such as a 401(k) retirement plan or a 529 college savings plan that maintains an omnibus account with the Fund for trading on behalf of its customers.
While the Funds will monitor certain transactions through financial intermediaries and encourage financial intermediaries to apply the Funds’ market timing policy to their customers who invest indirectly in a Fund, the Funds are limited in their ability to monitor the trading activity or enforce the Funds’ market timing policy with respect to customers of financial intermediaries. More specifically, unless the financial intermediaries have the ability to apply the Funds’ market timing policy to their customers (for example, participants in a 401(k) retirement plan) through such methods as implementing short-term trading limitations or restrictions, the Funds may not be able to determine whether trading by customers of financial intermediaries is contrary to the Funds’ market timing policy.
Although these methods involve judgments that are inherently subjective and involve some selectivity in their application, each Fund seeks to make judgments and applications that are consistent with the interests of the Fund’s shareholders. There is no assurance that a Fund or its agents will gain access to any or all information necessary to detect market timing in omnibus accounts. While the Funds will seek to take actions (directly and with the assistance of financial intermediaries) that will detect market timing, the Funds cannot represent that such trading activity can be completely eliminated.
The Funds also have the authority to invest in foreign securities that are traded on foreign exchanges or securities that are thinly traded. To the extent a Fund invests in these types of securities, the Fund may be exposed to investors who engage in the type of market timing trading that seeks to take advantage of possible delays between the change of the value of a fund’s portfolio holdings and the reflection of the change in the NAV of the fund’s shares, sometimes referred to as ‘arbitrage market timing.’ For example, a Fund may hold portfolio securities that are traded on a foreign exchange that closes prior to the time that the Fund sets its NAV. If an event that affects the value of that foreign security occurs prior to the time that a Fund sets its NAV, the closing price of the foreign security may not accurately represent the value of the foreign security at the time the Fund sets its NAV. Likewise, if a security is thinly traded, the closing price of that security may not accurately represent the market value of that security at the time a Fund sets its NAV. There is the possibility that such ‘arbitrage market timing’ trading, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon NAVs that do not reflect the appropriate fair value prices of those portfolio securities. To reduce the risk of arbitrage market timing, the Funds have procedures to determine the fair value of a portfolio security if there is an indication that, for example, a closing price on a foreign market or closing price of a thinly traded security may not reflect the accurate fair market value of the security.
How to Open an Account:
•    $2,500 minimum for Investor Class shares; $100,000 minimum for Institutional Class shares.
•    $1,000 minimum for IRA, UGMA, 401K, other retirement accounts, and accounts establishing an Automatic Investment Plan for Investor Class shares.
•    The Funds may, but are not required to, accept initial investments below the minimums.
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By Mail
Complete and sign the New Account Application and make a check payable to Jacob Funds Inc.

Mail to: Jacob Funds Inc. c/o U.S. Bank Global Fund Services P.O. Box 219252 Kansas City, MO 64121-9252	Overnight or Express Mail to: Jacob Funds Inc. c/o U.S. Bank Global Fund Services 801 Pennsylvania Ave, Suite 219252 Kansas City, MO 64105-1307
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.
All purchases by check should be in U.S dollars drawn on a U.S. financial institution. The Funds will not accept payment in cash or money orders. To prevent check fraud, the Funds will not accept third party checks, credit card checks, Treasury checks, traveler’s checks or starter checks for the purchase of shares. We are unable to accept postdated checks or any conditional order or payment.
NOTE: The Transfer Agent charges a $25 fee for any returned checks. You will be responsible for any losses suffered by a Fund as a result.
By Wire
If you are making an initial investment in a Fund, before you wire funds, please contact the Transfer Agent by phone at 1-888-JACOB-FX to make arrangements with a telephone service representative to submit your completed application via mail or overnight delivery. Upon receipt of your application in good form, your account will be established and a service representative will contact you to provide your new account number and wiring instructions. If you do not receive this information within one business day, you may call the Transfer Agent at 1-888-JACOB-FX.
Your purchase request should be wired through the Federal Reserve Bank as follows:

U.S. Bank N.A. 777 East Wisconsin Avenue Milwaukee, Wisconsin 53202 ABA Number: 075000022	Credit: U.S. Bancorp Fund Services, LLC Account Number: 112-952-137 Further credit: Your Fund name Your account name and account number
Wired funds must be received prior to 4:00 p.m. (Eastern time) to be eligible for same day pricing. The Funds and U.S. Bank N.A. are not responsible for the consequence of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.
How to Purchase Additional Shares:
By Mail
You may add to your account at any time by mailing the remittance form which is attached to your individual account statement along with any subsequent investments. All requests must include your account registration and account number in order to assure that your funds are credited properly.
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By Wire
Before sending your wire, please contact the Transfer Agent at 1-888-JACOB-FX to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. Please follow the wiring instructions detailed in the earlier section How to Open an Account.
By Telephone
If you have completed the appropriate section of the New Account Application or if you make subsequent arrangements in writing, and your account has been open for seven business days, you may purchase additional shares by telephoning the Funds toll-free at 1-888-JACOB-FX. This option allows investors to move money from their pre-designated bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for telephone transactions.
To have your Fund shares purchased at the NAV determined at the close of regular trading on a given date, the Transfer Agent must receive your order before the close of regular trading on that date. You may not use telephone transactions for your initial purchase of Fund shares.
The Funds may alter, modify or terminate the telephone purchase option at any time. The minimum amount that can be transferred by telephone is $100. For more information about telephonic transactions, please call the Funds at 1-888-JACOB-FX.
By Internet
This option allows you to purchase additional shares directly through the Funds’ website at www.jacobmutualfunds.com. To choose this option, complete the appropriate section of the New Account Application or make subsequent arrangements by submitting a written request. Only bank accounts held at a domestic institution which is an ACH member may be used for Internet transactions.
To have your Fund shares purchased at the NAV determined at the close of regular trading on a given date, the Transfer Agent must receive your order before the close of regular trading on that date. You may not use Internet transactions for your initial purchase of Fund shares.
The Funds may alter, modify or terminate the Internet purchase option at any time. The minimum amount that can be transferred by Internet is $100. For more information about Internet transactions, please call the Funds at 1-888-JACOB-FX.
By Automatic Investment Plan
You may purchase additional shares of a Fund in amounts of $100 or more through an Automatic Investment Plan which allows monies to be deducted directly from your checking or savings accounts to invest in the Fund. You may make automatic investments monthly, quarterly, semi-annually or annually into your established Fund account.
You are eligible for this plan if your bank account is maintained at a domestic financial institution which is an ACH member. If your financial institution rejects your payment, a $25 fee will be charged to your account. Any change to or termination of your Automatic Investment Plan should be made five days prior to the effective date in writing or by contacting the Transfer Agent at 1-888-JACOB-FX.
The Funds may alter, modify or terminate the Automatic Investment Plan at any time. For information about participating in the Automatic Investment Plan, please call the Funds at 1-888-JACOB-FX.
Investing Through Brokers or Agents. You may invest in a Fund through brokers or agents who have entered into selling agreements with the Fund’s distributor. Investors may be charged a separate fee by a broker or agent. The broker or agent may also set their own initial and subsequent investment minimums.
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Retirement Plans. Investor Class shares of the Funds are available for use in tax-advantaged retirement plans such as:
•    IRAs,
•    employer-sponsored defined contribution plans (including 401(k) plans), and
•    tax-sheltered custodial accounts described in Section 403(b)(7) of the Internal Revenue Code of 1986, as amended ("Internal Revenue Code").
For more information on IRA accounts and to receive an IRA application and disclosure statement, please call 1-888-JACOB-FX.
Receipt of Orders. Shares may only be purchased on days the Funds are open for business (generally the same days that the New York Stock Exchange is open for business). If you are paying with federal funds (wire), your order will be considered received when U.S. Bank N.A. receives the federal funds. When making a purchase request in writing, make sure your request is in good order. “Good order” means your letter of instruction includes:
•    the name of the Fund
•    the dollar amount of shares to be purchased
•    purchase application or investment slip
•    check payable to Jacob Funds Inc.
Timing of Requests. All requests received in good order by the Transfer Agent before 4:00 p.m. (Eastern time) will be executed on that same day. The Funds or their service providers have also entered into arrangements authorizing certain financial intermediaries (or their agents) to accept purchase and redemption orders for Fund shares. Purchases through an authorized intermediary or agent will be executed on the same day, provided the authorized intermediary or agent receives in good order the request before 4:00 p.m. (Eastern time). Requests received after 4:00 p.m. (Eastern time) by the Transfer Agent or an authorized intermediary or agent will be processed at the next determined NAV on the following business day.
Unclaimed Property. It is important that a Fund maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Funds will attempt to locate the shareholder or rightful owner of the account. If a Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent toll-free at 1-888-522-6239 at least annually to ensure your account remains in active status.
If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

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REDEMPTION OF FUND SHARES
When Redemption Proceeds Are Sent to You. You may redeem your shares on any day a Fund is open for business (generally the same days that the New York Stock Exchange is open for business). Once the Transfer Agent or an authorized intermediary or agent receives in good order your redemption request, your request will be processed at the next determined NAV. If you purchase shares by check or ACH transfer and request a redemption soon after the purchase, the Funds will honor the redemption request, but will not mail the proceeds until your purchase has cleared (usually within 10 calendar days). Shareholders can avoid this delay by utilizing the wire purchase option. If you make a purchase by check or ACH transfer that does not clear, the purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction.
A redemption request received in good order before 4:00 p.m. (Eastern time) will normally be sent to the bank account of record or mailed to your address of record on the following business day. Credit for redemption proceeds sent via ACH transfer may not be available for two business days thereafter. In no event will proceeds be wired, mailed or transferred through the ACH system more than seven days after the Transfer Agent receives in good order a redemption request. If the proceeds of the redemption are requested to be sent to an address other than the address of record or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature(s) guaranteed. The Fund is not responsible for interest on redemption amounts due to lost or misdirected mail.
The Funds and the Transfer Agent each reserve the right to refuse a wire, telephone or Internet redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire, telephone or Internet may be modified or terminated at any time by the Funds.
How to Redeem Shares:
By Mail
Send written redemption requests to:
Jacob Funds Inc.
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services' post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.
If a redemption request is inadvertently sent to the Funds at their corporate address, it will be forwarded to the Transfer Agent and the effective date of redemption will be delayed until the request is received by the Transfer Agent.
The Funds cannot honor any redemption requests with special conditions or which specify an effective date.
When making a redemption request, make sure your request is in good order. “Good order” means your letter of instruction includes:
•    the name of the Fund
•    the number of shares or the dollar amount of shares to be redeemed
•    the account registration and account number
•    signatures of all registered shareholders exactly as the shares are registered with signature(s) guaranteed if applicable
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Account Registration	Signature Requirements
Individual, Joint Tenants, Sole Proprietorship,
Custodial (UGMA), General Partners	Redemption requests must be signed by all person(s) required to sign for the account, exactly as it is registered.
Corporations, Associations	Redemption request and a corporate resolution, signed by person(s) required to sign for the account, accompanied by signature guarantee(s).
Trusts	Redemption request signed by the Trustee(s), with a signature guarantee. (If the Trustee’s name is not registered on the account, a copy of the trust document certified within the past 60 days is also required.)
By Telephone
If you are set up to perform telephone transactions (either through your New Account Application or by subsequent arrangements in writing), you may redeem shares in any amount up to $50,000 by instructing your Fund by telephone at 1-888-JACOB-FX. You must redeem at least $100 for each telephone redemption. Redemption requests for amounts exceeding $50,000 generally must be made in writing. A signature guarantee or other acceptable signature verification may be requested of all shareholders in order to change redemption privileges.
By Internet
If you are set up to perform Internet transactions (either through your New Account Application or by subsequent arrangements in writing), you may redeem shares in any amount up to $50,000 through the Funds’ website at www.jacobmutualfunds.com. You must redeem at least $100 for each internet redemption. Redemption requests for amounts exceeding $50,000 must be made in writing. A signature guarantee or other acceptable signature verification may be requested of all shareholders in order to change redemption privileges.
By Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Funds’ systematic withdrawal option allows you to move money automatically from your Fund account to your bank account according to the withdrawal schedule you select. To select the systematic withdrawal option, you must complete the Systematic Withdrawal Plan (SWP) section of the New Account Application. The minimum systematic withdrawal amount is $100. A check will be issued to the Address of Record or you can choose to have the proceeds transferred from your Fund account to the account you choose on your account application form. Your bank must be a member of the Automated Clearing House network (ACH). You may change your payment amount or terminate your participation in writing or by contacting the Transfer Agent at 1-888-JACOB-FX five days prior to the effective date.
If you expect to purchase additional Fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because contemporaneous purchases and redemptions may result in adverse tax consequences.
For further details about this service, see the New Account Application or call the Funds at 1-888-JACOB-FX.
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Electronic Transfers. The proceeds of a redemption can be sent directly to your bank account via wire or ACH transfer. You can elect these options by completing the appropriate section of the New Account Application or making subsequent arrangements in writing. In order to arrange for redemption by wire or ACH transfer after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the Funds at the address listed above. If the proceeds are sent by wire, the Transfer Agent will assess a wire fee (currently $15). If money is moved via ACH transfer, you will not be charged by the Funds for these services. There is a $100 minimum per transfer.
In order to arrange for a redemption by wire or ACH transfer, or to change the bank account designated to receive redemption proceeds after an account has been opened, a written request must be sent to the Funds at the address listed in the section on How to Open an Account. A signature guarantee or other acceptable signature authentication may be required. The request should be received no later than five days prior to the effective date of the transaction.
Telephone/Internet Requests. Neither the Funds nor any of their service contractors will be liable for any loss or expense in acting upon any telephone or Internet instructions for redemptions that are reasonably believed to be genuine. The Funds will use reasonable procedures to attempt to confirm that all telephone and Internet instructions are genuine such as requesting that a shareholder provide:

Telephone	Internet
• the name in which the account is registered, and • the Fund account number and his/her social security number.	• the Fund account number and social security number, and • his/her Personal Identification Number (PIN) which can be established on the website.
If the Funds fail to follow these reasonable procedures, they may be liable for any loss due to unauthorized or fraudulent transactions. If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person. Telephone and Internet redemptions may be difficult during periods of drastic economic or market changes. If you are unable to contact the Funds by telephone or Internet, you may also redeem shares by mail following the instructions above. Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction. Once a telephone transaction has been placed, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m. Eastern time).
IRA Redemptions. Shares held in IRA and other retirement accounts may be redeemed by telephone by completing the appropriate section of the IRA application or by making subsequent arrangements in writing. Investors will be asked whether or not to withhold taxes from any distribution.
If you have an IRA, you must indicate on your written redemption request whether or not to withhold federal income tax. Redemption requests not indicating an election to have federal tax withheld will be subject to withholding. If you are uncertain of the redemption requirements, please contact the Transfer Agent in advance: 1-888-JACOB-FX.
Signature Guarantees. Signature guarantees, from either a Medallion program member or a non-Medallion program member, generally are needed:
•    For redemptions requests over $50,000
•    When redemption proceeds are payable or sent to any person, address or bank account not on record
•    When ownership is being changed on your account
•    When a redemption request is received by the Transfer Agent and the account address has changed within the last 15 calendar days
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The Funds and/or the Transfer Agent may require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation. The Funds reserve the right to waive any signature guarantee requirement at their discretion.
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. Call the Funds at 1-888-JACOB-FX for more information.
Non-financial transactions including establishing or modifying certain services on an account may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.
Proceeds. The Funds typically send redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or automated clearing house (ACH) transfer. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law.
The Funds typically expect that they will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Funds. These redemption methods will be used regularly and may also be used in stressed market conditions. The Funds reserve the right to pay redemption proceeds to you in whole or in part through a redemption in-kind as described under “Redemptions In-Kind” below. Redemptions in-kind are typically used to meet redemption requests that are a large percentage of a Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind may be used regularly in such circumstances and may also be used in stressed market conditions.
Redemptions In-Kind. The Company has elected to be governed by Rule 18f-1 under the 1940 Act so that the Funds are obligated to redeem their shares solely in cash up to the lesser of $250,000 or 1% of the NAV (an amount that would affect Fund operations) during any 90-day period for any shareholder of a Fund. Each Fund reserves the right to pay the redemption price of its shares in excess of $250,000 or 1% of its net asset value, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash). A redemption in-kind is a payment in portfolio securities rather than cash. The portfolio securities would be valued using the same method as a Fund uses to calculate its NAV. You may experience additional expenses such as brokerage commissions in order to sell the securities received from the Fund. In-kind payments do not have to constitute a cross section of a Fund’s portfolio. The Funds will not recognize gain or loss for federal tax purposes on the securities used to complete an in-kind redemption, but you will recognize gain or loss equal to the difference between the fair market value of the securities received and your basis in the Fund shares redeemed.
Accounts with Low Balances. Due to the high cost of maintaining Investor Class accounts with low balances, the Funds may mail you a notice if your account falls below $2,500, or $1,000 for IRA, UGMA, 401K, other retirement accounts and accounts with an Automatic Investment Plan, other than as a result of a decline in the value per share of a Fund, requesting that you bring the account back up to the required minimum or close it out. If you do not respond to the request within 30 days, the Funds may close your account and send you the proceeds.
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EXCHANGE OF FUND SHARES
Shareholders of record may exchange shares of any Jacob Fund for shares of any other Jacob Fund on any business day by contacting the Transfer Agent or their financial institution or intermediary. The financial institution or intermediary will contact the Transfer Agent to complete the exchange. Shareholders who have established telephone exchange privileges on their account may make a telephone request to exchange shares for an additional $5 fee. This exchange privilege may be changed or canceled by the Funds at any time upon 60 days’ notice to shareholders. Exchanges are generally made only between identically registered accounts and within the same share class. Any exchange involving a change in ownership will require a written request with signature(s) guaranteed. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and STAMP. A notary public is not an acceptable signature guarantor. Exercising the exchange privilege consists of two transactions: a sale of shares in one fund and the purchase of shares in another; as a result, there may be tax consequences of the exchange. A shareholder could realize short- or long-term capital gains or losses. In addition, a 2% redemption fee will be imposed on an exchange of shares within 30 days of purchase. An exchange request received prior to the close of the NYSE will be made at that day’s closing NAV per share. The Jacob Funds reserve the right to refuse the purchase side of any exchange that would not be in the best interests of a Fund or its shareholders and could adversely affect the Fund or its operations.
Conversion Feature. Subject to the Advisor’s approval, if shareholders currently holding Investor Class shares meet the criteria for eligible investors and would like to convert to Institutional Class shares, there are no tax consequences and shareholders are not subject to the redemption fees. To inquire about converting your Investor Class shares to Institutional Class shares, please call 1-888-JACOB-FX.
PRICING OF FUND SHARES
How NAV is Determined. The NAV is equal to the value of a Fund’s securities, cash and other assets less all expenses and liabilities divided by the number of shares outstanding. The NAV is determined once daily on Monday through Friday as of the close of business of the New York Stock Exchange (generally 4 p.m., Eastern time) on each day that the Funds are open (generally, the same days that the New York Stock Exchange is open). If the New York Stock Exchange closes at a different time, or if an emergency exists, the NAV may be calculated at a different time. The Funds do not determine NAV on the following holidays:

• New Year’s Day	• Memorial Day	• Thanksgiving Day
• Martin Luther King, Jr. Day	• Juneteenth Day	• Christmas Day
• Presidents’ Day	• Independence Day
• Good Friday	• Labor Day
The Funds’ portfolio securities traded on exchanges are valued each day at the last reported sales price on each security’s principal exchange, except those traded on the Nasdaq Global Market and Capital Market exchanges (together, “Nasdaq”). Securities traded on the Nasdaq will be valued at the Nasdaq Official Closing Price. If market quotations are not readily available or not reliable, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Directors. A Fund will also value a security at fair value if a significant event that materially affects the value of the security occurs after the last available sale price of the security, but before the Fund calculates its NAV.
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The fair value procedures are also used to limit the Funds’ possible exposure to investors who engage in the type of market timing trading that seeks to take advantage of possible delays between the change in the value of a Fund’s portfolio holdings and the reflection of the change in the NAV of the Fund’s shares. For example, if a Fund holds a portfolio security traded on a foreign exchange that closes prior to the time that the Fund sets its NAV and an event that may affect the value of that foreign security occurs after the foreign market close, the Adviser will review the closing price of the foreign security on the foreign exchange to determine whether the price at the foreign market close accurately reflects the fair market value of the foreign security at the time that the Fund sets its NAV. If the Adviser determines the price at the foreign market close does not accurately reflect the fair market value of the foreign security when a Fund sets its NAV, the Adviser will take steps to determine the fair market value of the security.
To the extent that the Adviser determines the fair market value of a security, it is possible that the fair market value determined by the Adviser will not exactly match the market price of the security when the security is sold by a Fund. The Funds may use independent pricing services to assist in calculating the NAV. In addition, if a Fund owns any foreign securities that are traded on foreign exchanges that are open on weekends or other days when the Fund does not price its shares, the NAV may change on days when shareholders will not be able to purchase or redeem Fund shares.
DIVIDENDS AND DISTRIBUTIONS
Each Fund has elected and intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. Each Fund will distribute net realized capital gains, if any, at least annually, usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. For a discussion of the taxation of dividends or distributions, see “Tax Consequences.”
The net investment income of a Fund for each business day is determined immediately prior to the determination of NAV. Shares of the Funds earn dividends on the business day their purchase is effective but not on the business day their redemption is effective.
Annual Statements. Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to reduce the number of corrected forms mailed to you. However, if a Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.
Avoid “Buying a Dividend.”  At the time you purchase your Fund shares, a Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”
Choosing a Distribution Option. All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; (2) receive capital gain distributions in cash while reinvesting dividends in additional Fund shares; or (3) receive all distributions in cash. Any dividends or capital gain distributions you receive from the Fund will
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normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. If you wish to change your distribution option please write or call the Transfer Agent at 1-888-JACOB-FX at least five days prior to the record date for the next distribution.
If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, each Fund reserves the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current NAV and to reinvest all subsequent distributions.
TAX CONSEQUENCES
Fund Distributions. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met.
If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you to be taken as a deduction or credit on your federal income tax return.
Sale or Redemption of Fund Shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. The Funds are required to report to you and the IRS annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also the cost basis of Fund shares you sell or redeem that were purchased or acquired on or after January 1, 2012 (“covered shares”). Cost basis will be calculated using the Funds’ default method of average cost, unless you instruct a Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.
Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.
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Non-U.S. Investors. While the Funds do not generally sell shares to investors residing outside the United States, any non-U.S. investors that did acquire shares may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax, and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits.
Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
This discussion of “Tax Consequences” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.
47

DISTRIBUTION ARRANGEMENTS
Distributor and 12b-1 Plan.  Quasar Distributors, LLC, 190 Middle Street, Suite 301, Portland, Maine 04101, (the “Distributor”) has entered into an agreement with the Funds to serve as the Funds’ distributor.
Jacob Internet Fund: The Distributor is paid an annual distribution fee of 0.10% of the average daily net assets of the Jacob Internet Fund (the “Distribution Fee”) under the terms of the Fund’s Rule 12b-1 Plan. This fee is used to compensate the Distributor and, at the direction of the Adviser, to pay promotional and advertising expenses related to the distribution of the Jacob Internet Fund’s shares and expenses related to the printing of Fund prospectuses used in connection with the distribution and sale of Fund shares. In addition, the fee will be used to compensate financial intermediaries for providing distribution assistance with respect to the sale of Jacob Internet Fund shares. See “Investment Advisory and Other Services” in the Statement of Additional Information.
The Jacob Internet Fund has adopted a distribution and service plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Internet Fund Plan”). Rule 12b-1 provides that an investment company that bears any direct or indirect expense of distributing its shares must do so only in accordance with the Internet Fund Plan permitted by Rule 12b-1. Pursuant to the Internet Fund Plan, the Jacob Internet Fund compensates the Adviser with an annual service fee of 0.15% of the Fund’s average daily net assets for certain expenses and costs including those incurred in connection with providing shareholder servicing and maintaining shareholder accounts. In addition, the Adviser may use the fee to compensate parties with which it has written agreements and whose clients own shares of the Jacob Internet Fund for providing servicing to their clients (“shareholder servicing”). As noted above, the Internet Fund Plan also provides for an annual Distribution Fee of 0.10% used to provide promotional support to the Jacob Internet Fund and to make payments to broker-dealers and other financial institutions whose clients are Fund shareholders. The Distribution Fee is an “asset based sales charge” and, therefore, long-term shareholders may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority (FINRA). Because these fees are paid out of the Jacob Internet Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Fees paid under the Internet Fund Plan may not be waived for individual shareholders.
Jacob Small Cap Growth Fund and Jacob Discovery Fund: The Jacob Small Cap Growth Fund and Jacob Discovery Fund have adopted a distribution and service plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Growth Funds Plan”). Rule 12b-1 provides that an investment company that bears any direct or indirect expense of distributing its shares must do so only in accordance with the Growth Funds Plan permitted by Rule 12b-1. Pursuant to the Growth Funds Plan, the Funds make payments to the distributor, the Adviser, financial intermediaries or others to reimburse such parties for distribution and/or shareholder servicing activity in an amount not to exceed 0.25% of the average daily net assets on an annual basis (for Investor Class shares only). The distribution fees are “asset based” sales charges and, therefore, long-term shareholders may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by FINRA. Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Fees paid under the Growth Funds Plan may not be waived for individual shareholders.
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Financial intermediaries may charge investors a fee in connection with their provision of specialized purchase and redemption procedures. In addition, Financial intermediaries offering purchase and redemption procedures similar to those offered to shareholders who invest in a Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through financial intermediaries may be less than it is to investors who invest in a Fund directly. An investor should read the prospectus in conjunction with the materials provided by the shareholder servicing agent and broker-dealer describing the procedures under which Fund shares may be purchased and redeemed through the shareholder servicing agent and broker-dealer.
HOUSEHOLDING
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-522-6239 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

49

NOTICE OF PRIVACY POLICY
We collect the following nonpublic personal information about you:
•Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and
•Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.
We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our Transfer Agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.
50

FINANCIAL HIGHLIGHTS:
JACOB INTERNET FUND
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information through August 31, 2022 has been audited by the Funds’ previous independent registered public accounting firm. The information for the fiscal years ended August 31, 2025, August 31, 2024 and August 31, 2023 has been audited by Cohen & Company, Ltd., the Funds’ Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is available on the Fund’s website and is included in the Fund’s Form N-CSR filed with the SEC, which is available upon request.
INVESTOR CLASS
The table below sets forth financial data for a share of the Fund outstanding throughout each year presented.

	Year Ended August 31,
	2025		2024		2023		2022		2021
Per Share Data:
Net asset value, beginning of year	$4.68		$4.30		$4.84		$10.63		$7.18
Income (loss) from investment operations:
Net investment loss(1)	(0.08)		(0.09)		(0.09)		(0.16)		(0.19)
Net realized and unrealized gain (loss) on investment transactions	2.92		0.47		(0.45)		(5.34)		4.81
Total from investment operations	2.84		0.38		(0.54)		(5.50)		4.62
Less distributions from net realized gains	—		—		—		(0.29)		(1.19)
Paid in capital from redemption fees(2)	0.01		0.00	(3)	0.00	(3)	0.00	(3)	0.02
Net asset value, end of year	$7.53		$4.68		$4.30		$4.84		$10.63
Total return	60.90%		8.84%		-11.16%		-53.13%		71.34%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$64,423		$44,516		$49,535		$63,096		$170,119
Ratio of gross operating expenses (prior to waivers) to average net assets	2.39%		2.58%		2.54%		2.12%		2.03%
Ratio of net operating expenses (after waivers) to average net assets(4)	2.38%	(5)	2.48%		2.44%		2.02%		1.93%
Ratio of net investment loss (prior to waivers) to average net assets	(1.46)%		(1.98)%		(2.18)%		(2.11)%		(1.98)%
Ratio of net investment loss (after waivers) to average net assets(4)	(1.45)%	(5)	(1.88)%		(2.08)%		(2.01)%		(1.88)%
Portfolio turnover rate	58%		42%		45%		42%		44%

(1)Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(2)Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the year.
(3)Less than $0.01 per share.
(4)For the period September 1, 2011 through January 5, 2026, the Adviser has contractually agreed to waive its advisory fee in an amount up to an annual rate of 0.10% of the Fund’s average daily net assets, to the extent that the Fund’s gross operating expense ratio exceeds 2.95%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses. Prior to October 25, 2024, the Fund adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may pay Plan related expenses up to 0.35% of average daily net assets on an annual basis. The Adviser has agreed to waive 0.10% of the 0.35% Plan fee.
(5)On October 25, 2024, pursuant to an agreement between Jacob Funds Inc., on behalf of the Fund, the Board approved an amended and restated distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, to reduce the Plan related expenses from 0.35% to 0.25% of average daily net assets on an annual basis.
51

FINANCIAL HIGHLIGHTS:
JACOB SMALL CAP GROWTH FUND
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information through August 31, 2022 has been audited by the Funds’ previous independent registered public accounting firm. The information for the fiscal years ended August 31, 2025, August 31, 2024 and August 31, 2023 has been audited by Cohen & Company, Ltd., the Funds’ Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is available on the Fund’s website and is included in the Fund’s Form N-CSR filed with the SEC, which is available upon request.
INSTITUTIONAL CLASS
The table below sets forth financial data for a share of the Fund outstanding throughout each year presented.

	Year Ended August 31,
	2025	2024		2023		2022		2021
Per Share Data:
Net asset value, beginning of year	$19.35	$16.71		$17.29		$43.52		$30.80
Income (loss) from investment operations:
Net investment loss(1)	(0.52)	(0.46)		(0.41)		(0.52)		(0.68)
Net realized and unrealized gain (loss) on investment transactions	9.21	3.10		(0.17)		(20.09)		18.37
Total from investment operations	8.69	2.64		(0.58)		(20.61)		17.69
Less distributions from net realized gains	—	—		—		(5.62)		(5.02)
Paid in capital from redemption fees(2)	0.01	0.00	(3)	0.00	(3)	0.00	(3)	0.05
Net asset value, end of year	$28.05	$19.35		$16.71		$17.29		$43.52
Total return	45.01%	15.80%		-3.35%		-53.74%		62.04%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$6,090	$4,204		$4,261		$5,057		$12,782
Ratio of gross operating expenses (prior to waiver) to average net assets	3.76%	3.92%		3.63%		2.46%		1.84%
Ratio of net operating expenses (after waiver) to average net assets(4)	2.96%	3.12%		2.83%		1.95%		1.74%
Ratio of net investment loss (prior to waiver) to average net assets	(3.23)%	(3.45)%		(3.23)%		(2.37)%		(1.80)%
Ratio of net investment loss (after waiver) to average net assets(4)	(2.43)%	(2.65)%		(2.43)%		(1.86)%		(1.70)%
Portfolio turnover rate	58%	54%		64%		45%		71%

(1)Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(2)Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the year.
(3)Less than $0.01 per share.
(4)The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through January 5, 2026, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 1.95%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.
52

INVESTOR CLASS
The table below sets forth financial data for a share of the Fund outstanding throughout each year presented.

			Year Ended August 31,
	2025		2024		2023		2022		2021
Per Share Data:
Net asset value, beginning of year	$18.57		$16.08		$16.68		$42.33		$30.14
Income (loss) from investment operations:
Net investment loss(1)	(0.55)		(0.48)		(0.44)		(0.61)		(0.76)
Net realized and unrealized gain (loss) on investment transactions	8.83		2.97		(0.16)		(19.42)		17.92
Total from investment operations	8.28		2.49		(0.60)		(20.03)		17.16
Less distributions from net realized gains	—		—		—		(5.62)		(5.02)
Paid in capital from redemption fees(2)	0.01		0.00	(3)	0.00	(3)	0.00	(3)	0.05
Net asset value, end of year	$26.86		$18.57		$16.08		$16.68		$42.33
Total return	44.64%		15.49%		-3.60%		-53.90%		61.60%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$3,982		$2,802		$2,987		$3,488		$17,384
Ratio of gross operating expenses (prior to waiver) to average net assets	4.02%		4.26%		3.88%		2.70%		2.07%
Ratio of net operating expenses (after waiver) to average net assets(4)	3.22%	(5)	3.36%		3.08%		2.25%		1.93%
Ratio of net investment loss (prior to waiver) to average net assets	(3.48)%		(3.78)%		(3.47)%		(2.62)%		(2.03)%
Ratio of net investment loss (after waiver) to average net assets(4)	(2.68)%	(5)	(2.88)%		(2.67)%		(2.17)%		(1.89)%
Portfolio turnover rate	58%		64%		64%		45%		71%

(1)    Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(2)    Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the year.
(3)    Less than $0.01 per share.
(4)    The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through January 5, 2026, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.25%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses. Prior to October 25, 2024, the Adviser has agreed to waive 0.10% of the 0.35% Plan fee.
(5)    On October 25, 2024, pursuant to an agreement between Jacob Funds Inc., on behalf of the Fund, the Board approved an amended and restated distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, to reduce the Plan related expenses from 0.35% to 0.25% of average daily net assets on an annual basis.

53

FINANCIAL HIGHLIGHTS:
JACOB DISCOVERY FUND
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information through August 31, 2022 has been audited by the Funds’ previous independent registered accounting firm. The information for the fiscal years ended August 31, 2025, August 31, 2024 and August 31, 2023 has been audited by Cohen & Company, Ltd., the Funds’ Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is available on the Fund’s website and is included in the Fund’s Form N-CSR filed with the SEC, which is available upon request.
INSTITUTIONAL CLASS
The table below sets forth financial data for a share of the Fund outstanding throughout each year presented.

	Year Ended August 31,
	2025		2024		2023		2022	2021
Per Share Data:
Net asset value, beginning of year	$24.54		$23.06		$24.48		$45.90	$27.00
Income (loss) from investment operations:
Net investment income (loss)(1)	0.00	(3)	(0.16)		(0.40)		(0.61)	(0.65)
Net realized and unrealized gain (loss) on investment transactions	6.62		1.64		(1.02)		(19.91)	21.69
Total from investment operations	6.62		1.48		(1.42)		(20.52)	21.04
Less distributions from net investment income	—		—		—		(0.18)	—
Less distributions from net realized gains	—		—		—		(0.73)	(2.24)
Paid in capital from redemption fees(2)	0.00	(3)	0.00	(3)	0.00	(3)	0.01	0.10
Net asset value, end of year	$31.16		$24.54		$23.06		$24.48	$45.90
Total return	26.98%		6.42%		-5.80%		-45.51%	82.06%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$9,269		$8,310		$10,013		$13,274	$30,536
Ratio of gross operating expenses (prior to waiver) to average net assets	2.89%		2.68%		2.30%		1.80%	1.74%
Ratio of net operating expenses (after waiver) to average net assets(4)	2.00%		2.00%		2.00%		1.80%	1.67%
Ratio of net investment loss (prior to waiver) to average net assets	(0.88)%		(1.39)%		(1.97)%		(1.80)%	(1.66)%
Ratio of net investment income (loss) (after waiver) to average net assets(4)	0.01%		(0.71)%		(1.67)%		(1.80)%	(1.59)%
Portfolio turnover rate	26%		20%		16%		23%	32%

(1)    Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(2)    Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the year.
(3)    Less than $0.01 per share.
(4)    The Adviser has contractually agreed, effective December 29, 2016 through at least January 5, 2026, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.00%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

54

INVESTOR CLASS

The table below sets forth financial data for a share of the Fund outstanding throughout each year presented.

	Year Ended August 31,
	2025		2024		2023		2022	2021
Per Share Data:
Net asset value, beginning of year	$22.01		$20.75		$22.09		$41.51	$24.65
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.06)		(0.24)		(0.43)		(0.64)	(0.69)
Net realized and unrealized gain (loss) on investment transactions	5.92		1.50		(0.91)		(17.99)	19.66
Total from investment operations	5.86		1.26		(1.34)		(18.63)	18.97
Less distributions from net investment income	—		—		—		(0.07)	—
Less distributions from net realized gains	—		—		—		(0.73)	(2.24)
Paid in capital from redemption fees(2)	0.00	(3)	0.00	(3)	0.00	(3)	0.01	0.13
Net asset value, end of year	$27.87		$22.01		$20.75		$22.09	$41.51
Total return	26.62%		6.07%		-6.07%		-45.66%	81.58%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$6,900		$7,350		$12,270		$21,897	$81,297
Ratio of gross operating expenses (prior to waiver) to average net assets	3.14%		3.03%		2.54%		2.11%	1.97%
Ratio of net operating expenses (after waiver) to average net assets(4)	2.30%	(5)	2.30%		2.30%		2.01%	1.85%
Ratio of net investment loss (prior to waiver) to average net assets	(1.08)%		(1.90)%		(2.22)%		(2.11)%	(1.86)%
Ratio of net investment loss (after waiver) to average net assets(4)	(0.24)%	(5)	(1.17)%		(1.98)%		(2.01)%	(1.74)%
Portfolio turnover rate	26%		20%		16%		23%	32%

(1)    Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(2)    Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the year.
(3)    Less than $0.01 per share.
(4)    The Adviser has contractually agreed, effective December 29, 2016 through at least January 5, 2025, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.30%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses. Prior to October 25, 2024, the Adviser has agreed to waive 0.10% of the 0.35% Plan fee.
(5)    On October 25, 2024, pursuant to an agreement between Jacob Funds Inc., on behalf of the Fund, the Board approved an amended and restated distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, to reduce the Plan related expenses from 0.35% to 0.25% of average daily net assets on an annual basis.

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Prospectus
December 31, 2025
J A C O B I N T E R N E T F U N D
J A C O B S M A L L C A P G R O W T H F U N D
J A C O B D I S C O V E R Y F U N D
each, a series of Jacob Funds Inc.
Jacob Asset Management of New York LLC
1-888-JACOB-FX (522-6239)
www.jacobmutualfunds.com

Investment Adviser Jacob Asset Management of New York LLC Administrator and Transfer Agent and Dividend Agent U.S. Bank Global Fund Services Underwriter and Distributor Quasar Distributors, LLC	Custodian U.S. Bank N.A. Legal Counsel Stradley Ronon Stevens & Young, LLP Independent Registered Public Accounting Firm Cohen & Company, Ltd.

A Statement of Additional Information (SAI), dated December 31, 2025, the Funds’ Annual and Semi-Annual Reports to shareholders and Form N-CSR filed with the SEC include additional information about the Funds and their investments and are incorporated by reference into this Prospectus. The Funds’ Annual Report will contain a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the prior fiscal year. In the Funds’ Form N-CSR you will find the Fund’s annual and semi-annual financial statements. You may obtain the SAI, the Annual and Semi-Annual Reports and Form N-CSR without charge on the Funds’ website (www.jacobmutualfunds.com) or by calling the Funds at 1-888-JACOB-FX. To request other information or to make inquiries, please call your financial intermediary or the Funds. The Funds’ SAI is incorporated by reference into this Prospectus.
A current SAI has been filed with the U.S. Securities and Exchange Commission. You may visit the U.S. Securities and Exchange Commission’s Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information on the EDGAR database. In addition, copies of these materials may be obtained, upon payment of a duplicating fee, by sending an e-mail to publicinfo@sec.gov.

Registration No. 811-09447

Jacob Internet Fund
Investor Class Shares (JAMFX)

Jacob Small Cap Growth Fund
Investor Class Shares (JSCGX)
Institutional Class Shares (JSIGX)

Jacob Discovery Fund
Investor Class Shares (JMCGX)
Institutional Class Shares (JMIGX)
each, a series of Jacob Funds Inc.
STATEMENT OF ADDITIONAL INFORMATION
December 31, 2025
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Jacob Funds Inc. is an open-end management investment company that is comprised of separate and distinct series, representing separate portfolios of investments. This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Funds’ Prospectus, dated December 31, 2025 (the “Prospectus”).

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, which may be obtained without charge by calling the Funds toll-free at 1-888-JACOB-FX. The material relating to the purchase, redemption, exchange and pricing of shares has been incorporated by reference into the Statement of Additional Information from the Funds’ Prospectus.

The Funds’ most recent Form N-CSR to shareholders is a separate document available, without charge, upon request by calling the number listed above. The financial statements, accompanying notes, and report of independent registered public accounting firm appearing in the Form N-CSR are incorporated into this SAI by reference to the Fund’s Form N-CSR dated August 31, 2025, as filed with the U.S. Securities and Exchange Commission (“SEC”).

This Statement of Additional Information is incorporated by reference into the Prospectus in its entirety.

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I.FUND HISTORY
Jacob Internet Fund (the “Internet Fund”), Jacob Small Cap Growth Fund (the “Small Cap Fund”) and Jacob Discovery Fund (the “Discovery Fund,” formerly known as the Jacob Micro Cap Growth Fund) are series of Jacob Funds Inc. (the “Company”). The Company is a Maryland corporation and was incorporated in Maryland on July 13, 1999.
The Small Cap Fund was created to acquire the assets and liabilities of the shares of the Rockland Small Cap Growth Fund, a series of The Rockland Funds Trust. Institutional Class shares of the Small Cap Fund were added to acquire the assets and liabilities of the Class I shares of the Jacob Small Cap Growth Fund II (formerly PineBridge US Small Cap Growth Fund), a series of Jacob Funds II (formerly PineBridge Mutual Funds). The Discovery Fund was created to acquire the assets and liabilities of the shares of the Jacob Micro Cap Growth Fund (formerly PineBridge US Micro Cap Growth Fund), a series of Jacob Funds II.
II.    DESCRIPTION OF THE FUNDS AND THEIR INVESTMENT STRATEGIES AND RISKS
A.INVESTMENT STRATEGIES AND RISKS
The Internet Fund’s primary investment objective is long-term growth of capital and a secondary objective is current income. The Internet Fund seeks to achieve its objectives by investing, under normal circumstances, at least 80% of its assets in the securities of companies engaged in Internet and Internet-related industries. For purposes of such 80% policy, the term “assets” means the Fund’s net assets, including any borrowings for investment purposes, consistent with SEC requirements. The Fund does not, however, intend to borrow money for the purpose of making investments.
The Small Cap Fund’s investment objective is long-term growth of capital. The Small Cap Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets in small capitalization companies. Small capitalization companies are defined as those companies with market capitalizations (share price multiplied by number of shares outstanding) within the capitalization range of the Bloomberg U.S. 2000 Growth Index at the time of purchase. For purposes of such 80% policy, the term “assets” means the Fund’s net assets, including any borrowings for investment purposes, consistent with SEC requirements. The Fund does not, however, intend to borrow money for the purpose of making investments.
The Discovery Fund’s investment objective is long-term growth of capital. The Discovery Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in micro capitalization companies. Micro capitalization companies are defined as those companies with market capitalizations (share price multiplied by number of shares outstanding) of (1) less than or equal to $600 million; or (2) within the capitalization range of the Bloomberg U.S. Microcap Total Return Index at the time of purchase. For purposes of such 80% policy, the term “assets” means the Fund’s net assets, including any borrowings for investment purposes, consistent with SEC requirements. The Fund does not, however, intend to borrow money for the purpose of making investments.
As diversified, open-end management investment companies, at least 75% of each Fund’s total assets are required to be invested in securities limited in respect of any one issuer to not more than 5% of the Fund’s total assets and to not more than 10% of the issuer’s voting securities.
There is no assurance that the Funds will achieve their investment objectives. Each Fund’s investment objective may be changed without shareholder approval. The Funds will provide shareholders with notice of any such change.

The Adviser has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and the rules of the Commodity Futures Trading Commission (the “CFTC”) with respect to each Fund and, therefore, the Adviser is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act with respect to the Funds. The terms of this exclusion limit the ability of each Fund to enter into futures, options on futures or engage in swaps transactions for non-hedging purposes. However, the Funds are not intended as vehicles for trading in the futures, commodity options or swaps markets.
With respect to a Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.
B.RECENT MARKET EVENTS
Recent Market Developments. The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, epidemics and pandemics), supply chain disruptions, trade disputes, economic sanctions, imposition of tariffs, elevated levels of government debt, recessions, conflicts and social unrest, and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including the Adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.
As a result of the increasingly interconnected global economy and financial markets, armed conflict between countries, or in a geographic region, has the potential to adversely impact Fund investments. Such conflicts, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on a Fund's performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic region. Sanctions and other similar measures could limit or prevent a Fund's ability to buy and sell securities (in the sanctioned country and other markets) significantly delay or prevent the settlement of trades, and significantly impact a Fund's liquidity or performance.
Russia launched a large-scale invasion of Ukraine in February 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions and volatility in the region are impossible to predict, but could be significant and have a severe adverse effect on the regions, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
There is significant uncertainty regarding how recent wars between Russia and Ukraine in Europe and Hamas and Israel in the Middle East will evolve. The resulting market disruptions and volatility are impossible to predict, but could be significant and have an adverse effect on certain Fund investments as well as Fund performance and liquidity.
The United States and various countries are currently involved in disputes over trade and other matters, which may result in expanded tariffs, investment restrictions and other adverse impacts on affected companies and securities. Trade disputes may adversely affect the economies of the United States and its trading partners, and financial markets generally, and may harm the economic prospects or viability of companies directly or indirectly affected by trade or supply chain disruptions or investment restrictions. For example, the United States has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. The United States government has prohibited U.S. persons from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the Fund's opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund's assets may go down.
The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, low or negative interest rates, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of a Fund. In certain cases, an exchange or market may close or issue trading halts on specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments.
To satisfy any shareholder redemption requests during periods of extreme volatility, it is more likely a Fund may be required to dispose of portfolio investments at inopportune times or prices.
C.REGULATORY RISKS
Future regulatory developments applicable to registered investment companies could limit or restrict the ability of the Fund to use certain instruments as a part of its investment strategies.
D.DESCRIPTION OF THE FUNDS’ PORTFOLIO SECURITIES AND DERIVATIVES
The following expands upon the descriptions in the Prospectus of the types of securities in which the Funds may invest and their related risks. In addition, this section discusses certain potential Fund investments that were not previously described in the Prospectus.
Internet Fund:
The Computer/Internet Technology Area. The Adviser believes that because of rapid advances in computer/Internet technology, an investment in companies with business operations in these areas will offer substantial opportunities for long-term capital appreciation. Of course, prices of common stocks of even the best managed, most profitable corporations are subject to market risk, which means their stock prices can decline. In addition, swings in investor psychology or significant trading by large institutional investors can result in price fluctuations. The Internet Fund may also invest in the stocks of companies that should benefit from the commercialization of technological advances, although they may not be directly involved in research and development.

The Internet Fund’s investment policy is not limited to any minimum capitalization requirement and the Internet Fund may hold securities without regard to the capitalization of the issuer. The Adviser’s overall stock selection for the Internet Fund is not based on the capitalization or size of the company, but rather on an assessment of the company’s fundamental prospects.
Companies in the rapidly changing field of computer/Internet technology face special risks. For example, their products or services may not prove commercially successful or may become obsolete quickly. The value of the Internet Fund’s shares may be susceptible to factors affecting the computer/Internet technology area and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular industry. As such, the Internet Fund is not an appropriate investment for individuals who are not long-term investors and who, as their primary objective, require safety of principal or stable income from their investments. The computer/Internet technology area may be subject to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in these areas may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve.
Foreign Securities. The Internet Fund may invest without limitation in foreign securities, including securities of emerging market countries. The Internet Fund may invest directly in foreign companies or purchase foreign company securities traded on U.S. exchanges. The Internet Fund may also invest in foreign companies by purchasing depositary receipts. Depositary receipts are certificates normally issued by U.S. banks that evidence the ownership of shares of a foreign issuer, as described below.
Investment in foreign companies, including issuers located in emerging market countries, involves somewhat different investment risks from those of investing in U.S. domestic companies. There may be limited publicly available information with respect to foreign issuers and foreign issuers are not generally subject to uniform accounting, auditing and financial standards, including recordkeeping standards and requirements comparable to those applicable to domestic companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States. It may also be difficult to enforce legal rights in foreign countries because of inconsistent legal interpretations or less defined legal and regulatory provisions or because of corruption or influence on local courts. Foreign securities markets generally have substantially less volume than domestic securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Indirect costs, such as brokerage commissions and other transaction costs, on foreign securities exchanges are generally higher than in the United States. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Internet Fund by domestic companies. The foreign securities in which the Internet Fund invests may indirectly be affected, favorably or unfavorably, by the relative strength of the U.S. dollar, changes in foreign currency and U.S. dollar exchange rates and exchange control regulations. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Internet Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

Emerging Market Securities. The Fund, subject to its investment strategies and policies, may invest in emerging markets investments, which have exposure to the risks discussed above relating to foreign instruments more generally, as well as certain additional risks. A high proportion of the shares of many issuers in emerging market countries may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Fund in particular securities. In addition, emerging market investments are susceptible to being influenced by large investors trading significant blocks of securities.
Emerging market stock markets continue to undergo growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industries in these countries are comparatively underdeveloped. Stockbrokers and other intermediaries in the emerging markets may not perform as well as their counterparts in the United States and other more developed securities markets. Additionally, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations.
Emerging market debt securities may be more volatile, relatively less liquid and more difficult to value than debt securities economically tied to developed foreign countries. If the Fund’s investments need to be liquidated quickly, the Fund could sustain significant transaction costs. Further, investing in emerging market debt securities may present a greater risk of loss resulting from problems in security registration and custody or substantial economic, social, or political disruptions. In addition, rising interest rates, combined with widening credit spreads, could negatively impact the value of emerging market debt and increase funding costs for foreign issuers. In such a scenario, foreign issuers might not be able to service their debt obligations, the market for emerging market debt could suffer from reduced liquidity, and the Fund could lose money. Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.
Emerging market securities may present market, credit, currency, liquidity, legal, political and other risks different from, and potentially greater than, the risks of investing in securities and instruments economically tied to developed foreign countries. Political and economic structures in many emerging market countries are undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries may have, in the past, failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of investments in those countries and the availability of additional investments in those countries. The laws of countries in emerging markets relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain or enforce a judgment in the courts of these countries than it is in the United States. Emerging securities markets are substantially smaller, relatively less liquid and more volatile than the major securities markets in the United States. Although some governments in emerging markets have instituted economic reform policies, there can be no assurances that such policies will continue or succeed.

Depositary Receipts. Depositary receipts include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other forms of depositary receipts. Depositary receipts are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are issued by banks or trust companies and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of underlying securities issued by foreign issuers. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs also represent securities of foreign issuers and are designated for use in European markets. A GDR represents ownership in a non-U.S. company’s publicly traded securities that are traded on foreign stock exchanges or foreign over-the-counter markets. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country as detailed in the Internet Fund’s prospectus.
The Internet Fund may purchase depositary receipts whether they are “sponsored” or “unsponsored.” “Sponsored” depositary receipts are issued jointly by the issuer of the underlying security and a depository, whereas “unsponsored” depositary receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored depositary receipt. Depositary receipts may result in a withholding tax by the foreign country of source, which will have the effect of reducing the income distributable to shareholders.
U.S. Government Obligations and U.S. Government Agency Obligations. U.S. government obligations are debt securities issued by the U.S. Treasury, which are direct obligations of the U.S. government. U.S. Treasury obligations differ in their interest rates, maturities and times of issuance as follows: U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one year or ten years), U.S. Treasury bonds (generally maturities of more than ten years). U.S. government agency obligations are issued or guaranteed by U.S. government sponsored instrumentalities and federal agencies, which have different levels of credit support. The U.S. government agency obligations include, but are not limited to, securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae (i.e., the Government National Mortgage Association), including Ginnie Mae pass-through certificates. Other securities issued by agencies and instrumentalities sponsored by the U.S. government may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or are supported only by the credit of such agencies, such as Freddie Mac (i.e., the Federal Home Loan Mortgage Corporation) and Fannie Mae (i.e., the Federal National Mortgage Association). The maturities of U.S. government obligations usually range from three months to thirty years.
Repurchase Agreements. The Internet Fund may enter into repurchase agreements with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in U.S. government securities by the Federal Reserve Bank of New York. Repurchase agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price and an agreed-upon time. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. Although the securities subject to the repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than 397 days after the Internet Fund’s acquisition of the securities and normally would be within a shorter period of time. The resale price of the security back to the original seller will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Internet Fund’s money will be invested in the security, and will not be related to the coupon rate of the purchased security. In the event that the repurchase agreement is held for more than one day, the security serving as collateral for the repurchase agreement will be marked-to-market daily to ensure that the value of the collateral does not decrease below the purchase price, plus accrued interest. If a decrease occurs, the seller will provide additional collateral to add to the account to maintain appropriate collateralization.
The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Internet Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. Delays may result in possible decline in the value of the underlying security while the Internet Fund seeks it rights thereto, possible lack of access to income on the underlying security during the delayed period, and expenses in enforcing the Internet Fund’s rights.
Hedging Transactions. The Internet Fund may, but does not currently intend to, enter into hedging transactions. Hedging is a means of transferring risk that an investor does not desire to assume during an uncertain market environment. The Internet Fund is permitted to enter into the transactions solely (a) to hedge against changes in the market value of portfolio securities or (b) to close out or offset existing positions. The transactions must be appropriate to reduction of risk; they cannot be for speculation. In particular, the Internet Fund may write covered call options on securities or stock indices. By writing call options, the Internet Fund limits its profit to the amount of the premium received. By writing a covered call option, the Internet Fund assumes the risk that it may be required to deliver the security having a market value higher than its market value at the time the option was written. The Internet Fund will not write options if immediately after such sale the aggregate value of the obligations under the outstanding options would exceed 25% of the Internet Fund’s net assets.
To the extent the Internet Fund uses hedging instruments which do not involve specific portfolio securities, offsetting price changes between the hedging instruments and the securities being hedged will not always be possible, and market value fluctuations of the Internet Fund may not be completely eliminated. When using hedging instruments that do not specifically correlate with securities in the Internet Fund, the Adviser will attempt to create a very closely correlated hedge.
Short Sales. The Internet Fund may make short sales of securities “against-the-box.” A short sale “against-the-box” is a sale of a security that the Internet Fund either owns an equal amount of or has the immediate and unconditional right to acquire at no additional cost. The Internet Fund will make short sales “against-the-box” as a form of hedging to offset potential declines in long positions in the same or similar securities.
Options Transactions. The Internet Fund may, but does not currently intend to, enter into options transactions. The Internet Fund may purchase call and put options on securities and on stock indices in an attempt to hedge its portfolio and to increase its total return. Call options may be purchased when it is believed that the market price of the underlying security or index will increase above the exercise price. Put options may be purchased when the market price of the underlying security or index is expected to decrease below the exercise price. The Internet Fund may also purchase all options to provide a hedge against an increase in the price of a security sold short by it. When the Internet Fund purchases a call option, it will pay a premium to the party writing the option and a commission to the broker selling the option. If the option is exercised by the Internet Fund, the amount of the premium and the commission paid may be greater than the amount of the brokerage commission that would be charged if the security were purchased directly.
In addition, the Internet Fund may write covered call options on securities or stock indices. By writing options, the Internet Fund limits its profits to the amount of the premium received. By writing a call option, the Internet Fund assumes the risk that it may be required to deliver the security at a market value higher than its market value at the time the option was written plus the difference between the original purchase price of the stock and the strike price. By writing a put option, the Internet Fund assumes the risk that it may be required to purchase the underlying security at a price in excess of its current market value.
Lending of Securities. The Internet Fund may lend its portfolio securities to qualified institutions as determined by the Adviser. By lending its portfolio securities, the Internet Fund attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Internet Fund in such transaction. The Internet Fund will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 33% of the value of its total assets (including such loans). All relevant facts and circumstances, including the creditworthiness of the qualified institution, will be monitored by the Adviser, and will be considered in making decisions with respect to lending of securities, subject to review by the Internet Fund’s Board of Directors (the “Board”). The Internet Fund may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and their reasonableness is determined by the Board.
Variable-Amount Master Demand Notes. The Internet Fund may purchase variable amount master demand notes (“VANs”). VANs are debt obligations that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal balance plus accrued interest at specified intervals upon a specified number of days’ notice either from the issuer or by drawing on a bank letter of credit, a guarantee, insurance or other credit facility issued with respect to such instrument.
The VANs in which the Internet Fund may invest are payable on not more than seven calendar days’ notice either on demand or at specified intervals not exceeding one year depending upon the terms of the instrument. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and their adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. The Internet Fund will decide which variable rate demand instruments it will purchase in accordance with procedures prescribed by its Board to minimize credit risks.
The VANs that the Internet Fund may invest in include participation certificates purchased by the Internet Fund from banks, insurance companies or other financial institutions in fixed or variable rate, or taxable debt obligations (VANs) owned by such institutions or affiliated organizations. A participation certificate gives the Internet Fund an undivided interest in the obligation in the proportion that the Internet Fund’s participation interest bears to the total principal amount of the obligation and provides the demand repurchase feature described below. Where the institution issuing the participation does not meet the Internet Fund’s high quality standards, the participation is backed by an irrevocable letter of credit or guaranty of a bank (which may be a bank issuing a confirming letter of credit, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation or a bank serving as agent of the issuer with respect to the possible repurchase of the issue) or insurance policy of an insurance company that the Board has determined meets the prescribed quality standards for the Internet Fund. The Internet Fund has the right to sell the participation certificate back to the institution and, where applicable, draw on the letter of credit, guarantee or insurance after no more than 30 days’ notice either on demand or at specified intervals not exceeding 397 days (depending on the terms of the participation), for all or any part of the full principal amount of the Internet Fund’s participation interest in the security, plus accrued interest. The Internet Fund intends to exercise the demand only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Internet Fund in order to make redemptions of the Internet Fund’s shares, or (3) to maintain a high quality investment portfolio. The institutions issuing the participation certificates will retain a service and letter of credit fee (where applicable) and a fee for providing the demand repurchase feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by the Internet Fund. The total fees generally range from 5% to 15% of the applicable prime rate* or other interest rate index. With respect to insurance, the Internet Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance, although the Internet Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be an expense of the Internet Fund. The Adviser has been instructed by the Board to continually monitor the pricing, quality and liquidity of the variable rate demand instruments held by the Internet Fund, including the participation certificates, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Internet Fund may subscribe. Although these instruments may be sold, the Internet Fund intends to hold them until maturity, except under the circumstances stated above.
While the value of the underlying variable rate demand instruments may change with changes in interest rates generally, the variable rate nature of the underlying variable rate demand instruments should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed income securities. The Internet Fund may contain VANs on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such VANs may fluctuate. To the extent that the Internet Fund holds VANs with these limits, increases or decreases in value may be somewhat greater than would be the case without such limits. In the event that interest rates increased so that the variable rate exceeded the fixed-rate on the obligations, the obligations could no longer be valued at par and this may cause the Internet Fund to take corrective action, including the elimination of the instruments. Because the adjustment of interest rates on the VANs is made in relation to movements of the applicable banks’ “prime rate,”1 or other interest rate adjustment index, the VANs are not comparable to long-term fixed-rate securities. Accordingly, interest rates on the VANs may be higher or lower than current market rates for fixed-rate obligations or obligations of comparable quality with similar maturities.
For purposes of determining whether a VAN held by a Fund matures within 397 days from the date of its acquisition, the maturity of the instrument will be deemed to be the longer of (1) the period required before the Internet Fund is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument’s next interest rate adjustment. If a variable rate demand instrument ceases to meet the investment criteria of the Internet Fund, it will be sold in the market or through exercise of the repurchase demand.
Investment Companies. The Internet Fund may purchase securities of other investment companies only to the extent that (i) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in
1 The “prime rate” is generally the rate charged by a bank to its most creditworthy customers for short term loans. The prime rate of a particular bank may differ from other banks and will be the rate announced by each bank on a particular day. Changes in the prime rate may occur with great frequency and generally become effective on the date announced.

the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, except as such securities may be acquired as part of a merger, consolidation or acquisition of assets and further, except as may be permitted by Section 12(d) of the 1940 Act, or an SEC rule or order.
In accordance with Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, the provisions of Section 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price including a sales load that exceeds the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) applicable to a fund of funds (i.e., 8.5%).
The SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in the securities of another investment company. These changes include, among other things, the adoption of Rule 12d1-4, which permits a Fund to invest in other investment companies in excess of statutory limits without an exemptive order, subject to certain conditions. Rule 12d1-4 under the 1940 Act also is designed to limit the use of complex fund structures. Under Rule 12d1-4, an acquired fund is prohibited from purchasing or otherwise acquiring the securities of another investment company or private fund if, immediately after the purchase, the securities of investment companies and private funds owned by the acquired fund have an aggregate value in excess of 10% of the value of the acquired fund’s total assets, subject to certain limited exceptions. Accordingly, to the extent the Fund’s shares are sold to other investment companies in reliance on Rule 12d1-4, the Fund will be limited in the amount it could invest in other investment companies and private funds. In addition to Rule 12d1-4, the 1940 Act and related rules provide certain other exemptions from these restrictions.

The SEC adopted changes to the rules that govern SEC registered money market funds in July 2023 that will affect the manner in which money market funds operate. These changes may affect the investment strategies, performance, yield, operating expenses and continued viability of money market funds in which the Fund may invest.

Illiquid Investments. The Internet Fund may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Company’s Board of Directors (each a “Director” and collectively, “Directors”), the Adviser determines the liquidity of the Internet Fund’s investments, and through reports from the Adviser, the Directors monitor investments in illiquid instruments. In determining the liquidity of the Internet Fund’s investments, the Adviser may consider various factors including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, (iv) the nature of the security (including any demand or tender features), and (v) the nature of the marketplace for trades (including the ability to assign or offset the Internet Fund’s rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, more than 15% of the Internet Fund’s net assets were invested in illiquid securities, the Internet Fund would seek to take appropriate steps to protect liquidity.
Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (“1933 Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Registered investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.
A large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities, and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.
Rule 144A securities will be considered illiquid and therefore subject to the Internet Fund’s limit on the purchase of illiquid securities unless the Directors or their delegates determine that the Rule 144A securities are liquid. In reaching liquidity decisions, the Directors and their delegates may consider, among other things, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).
Borrowing. Currently, the 1940 Act permits the Fund to borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed.) To the extent permitted by the 1940 Act, or the rules and regulations thereunder, the Fund may also borrow an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as the clearance of portfolio transactions. The Internet Fund may not, however, purchase additional securities while borrowings exceed 5% of its total assets. Interest paid on borrowings will reduce net income. The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of the Fund’s assets fluctuate in value, while the interest obligations resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the NAV per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The Fund will reduce its borrowing amount within three days, if the Fund’s asset coverage falls below the amount required by the 1940 Act.
Cyber security risk. Investment companies, such as the Internet Fund, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting the Fund or the Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, cause reputational damage or otherwise cause disruptions and impact business operations. Cyber security incidents can result from deliberate cyberattacks or unintentional events and may arise from external or internal sources. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investments in such portfolio companies to lose value. Geopolitical tensions may, from time to time, increase the scale and sophistication of deliberate cyber attacks. The rapid development and increasingly widespread use of artificial intelligence technologies could increase the effectiveness of cyberattacks and exacerbate the risks.
Small Cap Fund and Discovery Fund:
Foreign Securities. Each Fund may invest up to 25% of its net assets in foreign securities, including securities of emerging market countries. Each Fund may invest directly in foreign companies or purchase foreign company securities traded on U.S. exchanges. Each Fund may also invest in foreign companies by purchasing depositary receipts. Depositary receipts are certificates normally issued by U.S. banks that evidence the ownership of shares of a foreign issuer, as described below.
Investment in foreign companies, including issuers located in emerging market countries, involves somewhat different investment risks from those of investing in U.S. domestic companies. There may be limited publicly available information with respect to foreign issuers and foreign issuers are not generally subject to uniform accounting, auditing and financial standards, including recordkeeping standards and requirements comparable to those applicable to domestic companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States. It may also be difficult to enforce legal rights in foreign countries because of inconsistent legal interpretations or less defined legal and regulatory provisions or because of corruption or influence on local courts. Foreign securities markets generally have substantially less volume than domestic securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Indirect costs, such as brokerage commissions and other transaction costs, on foreign securities exchanges are generally higher than in the United States. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to each Fund by domestic companies. The foreign securities in which each Fund invests may indirectly be affected, favorably or unfavorably, by the relative strength of the U.S. dollar, changes in foreign currency and U.S. dollar exchange rates and exchange control regulations. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which each Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
Emerging Market Securities. Each Fund, subject to its investment strategies and policies, may invest in emerging markets investments, which have exposure to the risks discussed above relating to foreign instruments more generally, as well as certain additional risks. A high proportion of the shares of many issuers in emerging market countries may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the investing Fund in particular securities. In addition, emerging market investments are susceptible to being influenced by large investors trading significant blocks of securities.
Emerging market stock markets continue to undergo growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industries in these countries are comparatively underdeveloped. Stockbrokers and other intermediaries in the emerging markets may not perform as well as their counterparts in the United States and other more developed securities markets. Additionally, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations.
Emerging market debt securities may be more volatile, relatively less liquid and more difficult to value than debt securities economically tied to developed foreign countries. If a Fund’s investments need to be liquidated quickly, the Fund could sustain significant transaction costs. Further, investing in emerging market debt securities may present a greater risk of loss resulting from problems in security registration and custody or substantial economic, social, or political disruptions. In addition, rising interest rates, combined with widening credit spreads, could negatively impact the value of emerging market debt and increase funding costs for foreign issuers. In such a scenario, foreign issuers might not be able to service their debt obligations, the market for emerging market debt could suffer from reduced liquidity, and the Fund could lose money. Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.
Emerging market securities may present market, credit, currency, liquidity, legal, political and other risks different from, and potentially greater than, the risks of investing in securities and instruments economically tied to developed foreign countries. Political and economic structures in many emerging market countries are undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries may have, in the past, failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of investments in those countries and the availability of additional investments in those countries. The laws of countries in emerging markets relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain or enforce a judgment in the courts of these countries than it is in the United States. Emerging securities markets are substantially smaller, relatively less liquid and more volatile than the major securities markets in the United States. Although some governments in emerging markets have instituted economic reform policies, there can be no assurances that such policies will continue or succeed.
Depositary Receipts. Depositary receipts include ADRs, EDRs, GDRs or other forms of depositary receipts. Depositary receipts are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are issued by banks or trust companies and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of underlying securities issued by foreign issuers. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs also represent securities of foreign issuers and are designated for use in European markets. A GDR represents ownership in a non-U.S. company’s publicly traded securities that are traded on foreign stock exchanges or foreign over-the-counter markets. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country as detailed in each Fund’s Prospectus.
Each Fund may purchase depositary receipts whether they are “sponsored” or “unsponsored.” “Sponsored” depositary receipts are issued jointly by the issuer of the underlying security and a depository, whereas “unsponsored” depositary receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored depositary receipt. Depositary receipts may result in a withholding tax by the foreign country of source, which will have the effect of reducing the income distributable to shareholders.
U.S. Government Obligations and U.S. Government Agency Obligations. U.S. government obligations are debt securities issued by the U.S. Treasury, which are direct obligations of the U.S. government. U.S. Treasury obligations differ in their interest rates, maturities and times of issuance as follows: U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one year or ten years), U.S. Treasury bonds (generally maturities of more than ten years). U.S. government agency obligations are issued or guaranteed by U.S. government sponsored instrumentalities and federal agencies, which have different levels of credit support. The U.S. government agency obligations include, but are not limited to, securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae (i.e., the Government National Mortgage Association), including Ginnie Mae pass-through certificates. Other securities issued by agencies and instrumentalities sponsored by the U.S. government may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or are supported only by the credit of such agencies, such as Freddie Mac (i.e., the Federal Home Loan Mortgage Corporation) and Fannie Mae (i.e., the Federal National Mortgage Association). The maturities of U.S. government obligations usually range from three months to thirty years.
Repurchase Agreements. Each Fund may enter into repurchase agreements with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in U.S. government securities by the Federal Reserve Bank of New York. Repurchase agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price and an agreed-upon time. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. Although the securities subject to the repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than 397 days after each Fund’s acquisition of the securities and normally would be within a shorter period of time. The resale price of the security back to the original seller will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time each Fund’s money will be invested in the security, and will not be related to the coupon rate of the purchased security. In the event that the repurchase agreement is held for more than one day, the security serving as collateral for the repurchase agreement will be marked-to-market daily to ensure that the value of the collateral does not decrease below the purchase price, plus accrued interest. If a decrease occurs, the seller will provide additional collateral to add to the account to maintain appropriate collateralization.

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, each Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. Delays may result in possible decline in the value of the underlying security while the Fund seeks it rights thereto, possible lack of access to income on the underlying security during the delayed period, and expenses in enforcing the Fund’s rights.
Hedging Transactions. Each Fund may, but does not currently intend to, enter into hedging transactions. Hedging is a means of transferring risk that an investor does not desire to assume during an uncertain market environment. Each Fund is permitted to enter into the transactions solely (a) to hedge against changes in the market value of portfolio securities or (b) to close out or offset existing positions. The transactions must be appropriate to reduction of risk; they cannot be for speculation. In particular, each Fund may write covered call options on securities or stock indices. By writing call options, a Fund limits its profit to the amount of the premium received. By writing a covered call option, a Fund assumes the risk that it may be required to deliver the security having a market value higher than its market value at the time the option was written. Each Fund will not write options if immediately after such sale the aggregate value of the obligations under the outstanding options would exceed 25% of the Fund’s net assets.
To the extent each Fund uses hedging instruments which do not involve specific portfolio securities, offsetting price changes between the hedging instruments and the securities being hedged will not always be possible, and market value fluctuations of the Fund may not be completely eliminated. When using hedging instruments that do not specifically correlate with securities in a Fund, the Adviser will attempt to create a very closely correlated hedge.
Short Sales. Each Fund may make short sales of securities “against-the-box.” A short sale “against-the-box” is a sale of a security that a Fund either owns an equal amount of or has the immediate and unconditional right to acquire at no additional cost. Each Fund will make short sales “against-the-box” as a form of hedging to offset potential declines in long positions in the same or similar securities.
Options Transactions. Each Fund may, but does not currently intend to, enter into options transactions. A Fund may purchase call and put options on securities and on stock indices in an attempt to hedge its portfolio and to increase its total return. Call options may be purchased when it is believed that the market price of the underlying security or index will increase above the exercise price. Put options may be purchased when the market price of the underlying security or index is expected to decrease below the exercise price. Each Fund may also purchase all options to provide a hedge against an increase in the price of a security sold short by it. When a Fund purchases a call option, it will pay a premium to the party writing the option and a commission to the broker selling the option. If the option is exercised by a Fund, the amount of the premium and the commission paid may be greater than the amount of the brokerage commission that would be charged if the security were purchased directly.
In addition, each Fund may write covered call options on securities or stock indices. By writing options, a Fund limits its profits to the amount of the premium received. By writing a call option, a Fund assumes the risk that it may be required to deliver the security at a market value higher than its market value at the time the option was written plus the difference between the original purchase price of the stock and the strike price. By writing a put option, each Fund assumes the risk that it may be required to purchase the underlying security at a price in excess of its current market value.
Lending of Securities. Each Fund may lend its portfolio securities to qualified institutions as determined by the Adviser. By lending its portfolio securities, a Fund attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund in such transaction. A Fund will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 33% of the value of its total assets (including such loans). All relevant facts and circumstances, including the creditworthiness of the qualified institution, will be monitored by the Adviser, and will be considered in making decisions with respect to lending of securities, subject to review by the Board. Each Fund may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and their reasonableness is determined by the Board.
Investment Companies. Each Fund may purchase securities of other investment companies only to the extent that (i) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, except as such securities may be acquired as part of a merger, consolidation or acquisition of assets and further, except as may be permitted by Section 12(d) of the 1940 Act, or an SEC rule or order.
In accordance with Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, the provisions of Section 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price including a sales load that exceeds the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) applicable to a fund of funds (i.e., 8.5%).
Illiquid Investments. Each Fund may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Company’s Directors, the Adviser determines the liquidity of a Fund’s investments, and through reports from the Adviser, the Directors monitor investments in illiquid instruments. In determining the liquidity of a Fund’s investments, the Adviser may consider various factors including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, (iv) the nature of the security (including any demand or tender features), and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund’s rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, more than 15% of a Fund’s net assets were invested in illiquid securities, the Fund would seek to take appropriate steps to protect liquidity.
Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Registered investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities, and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.
Rule 144A securities will be considered illiquid and therefore subject to each Fund’s limit on the purchase of illiquid securities unless the Directors or their delegates determine that the Rule 144A securities are liquid. In reaching liquidity decisions, the Directors and their delegates may consider, among other things, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).
Borrowing. Currently, the 1940 Act permits the Funds to borrow money from banks in amounts up to one-third of their total assets (including the amount borrowed.) To the extent permitted by the 1940 Act, or the rules and regulations thereunder, the Funds may also borrow an additional 5% of their total assets without regard to the foregoing limitation for temporary purposes, such as the clearance of portfolio transactions. Each Fund may not, however, purchase additional securities while borrowings exceed 5% of its total assets. Interest paid on borrowings will reduce net income. The use of borrowing by the Funds involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of a Fund’s assets fluctuate in value, while the interest obligations resulting from a borrowing will be fixed by the terms of a Fund’s agreement with its lender, the NAV per share of a Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. Each Fund will reduce its borrowing amount within three days, if such Fund’s asset coverage falls below the amount required by the 1940 Act.
Cyber security risk. Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting a Fund or the Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact a Fund. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject a Fund to regulatory fines or financial losses, cause reputational damage or otherwise cause disruptions and impact business operations. Cyber security incidents can result from deliberate cyberattacks or unintentional events and may arise from external or internal sources The Funds may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investments in such portfolio companies to lose value. Geopolitical tensions may, from time to time, increase the scale and sophistication of deliberate cyber attacks. The rapid development and increasingly widespread use of artificial intelligence technologies could increase the effectiveness of cyberattacks and exacerbate the risks.
E.FUND POLICIES — INVESTMENT RESTRICTIONS
Internet Fund:
The Internet Fund has adopted the following fundamental investment restrictions which may not be changed unless approved by a majority of the Fund’s outstanding shares. As used in this Statement of Additional Information, the term “majority of the outstanding shares” of the Internet Fund means the vote of the lesser of (i) 67% or more of the shares of the Internet Fund present at the meeting, if more than 50% of the outstanding shares of the Internet Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Internet Fund.
The Internet Fund may not:
(1)Borrow money. This restriction shall not apply to borrowing from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount up to one-third of the value of the Fund’s total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made.
(2)With respect to 75% of its total assets, the Internet Fund will not invest more than 5% of its assets in the securities of any one issuer (except securities issued or guaranteed by the U.S. government, its agencies, and instrumentalities).
(3)With respect to 75% of its total assets, the Internet Fund will not invest in the securities of any issuer if as a result the Fund holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.
(4)Mortgage, pledge or hypothecate any assets except that the Internet Fund may pledge not more than one-third of its total assets to secure borrowings made in accordance with paragraph (1) above.
(5)Sell securities short, except short sales “against-the-box,” or purchase securities on margin in connection with hedging transactions.
(6)Underwrite the securities of other issuers, except insofar as the Internet Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.
(7)Invest more than an aggregate of 15% of its net assets in illiquid securities, including restricted securities and other securities that are not readily marketable, such as repurchase agreements maturing in more than seven days and variable rate demand instruments exercisable in more than seven days.
(8)Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Internet Fund from investing in obligations secured by real estate or interests in real estate.
(9)Make loans to others, except through the purchase of portfolio investments, including repurchase agreements, exceeding in the aggregate one-third of the market value of the Internet Fund’s total assets less liabilities other than obligations created by these transactions. Securities lending, as described on page 4, is not included in the fundamental investment restriction with respect to making loans. The Internet Fund is permitted to lend its portfolio securities, provided that the aggregate of such loans does not exceed 33% of the value of its total assets (including such loans).
(10)Invest 25% or more of its assets in the securities of “issuers” in any single industry, except that the Internet Fund will concentrate (invest 25% or more of its assets) in the Internet sector and provided that there shall be no limitation on the Internet Fund to purchase obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.
(11)Invest in securities of other investment companies, except (i) the Internet Fund may purchase unit investment trust securities where such unit investment trusts meet the investment objective of the Internet Fund and then only up to 5% of the Fund’s net assets, except as they may be acquired as part of a merger, consolidation or acquisition of assets and (ii) as permitted by Section 12(d) of the 1940 Act or by the SEC.
(12)Issue senior securities except insofar as the Internet Fund may be deemed to have issued a senior security in connection with any permitted borrowing.
The Internet Fund will not be in violation of any maximum percentage limitation when the change in the percentage of the Fund’s holdings is due to a change in value of the Fund’s securities. This qualification does not apply to the restriction on the Fund’s ability to purchase additional securities when borrowings earn 5% of the value of the Fund’s total assets. Investment restrictions that involve a maximum percentage of securities or assets will be violated, however, if an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the Fund.
The Internet Fund is subject to the requirements of Rule 22e-4 under the 1940 Act. Pursuant to Rule 22e-4, the Internet Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of Rule 22e-4.
The Adviser may use Standard Industrial Classification (SIC) Codes, North American Industry Classification System (NAICS) or any other reasonable industry classification system (including systems developed by the Adviser) for purposes of the Fund’s investment restrictions and policies relating to industry concentration.
Small Cap Fund and Discovery Fund:
The Small Cap Fund and Discovery Fund have adopted the following investment restrictions, some of which are fundamental investment restrictions that cannot be changed without the approval of a “majority of the outstanding voting securities” of a Fund. Under the 1940 Act, a “majority of the outstanding voting securities” of a Fund means the vote of: (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less. In cases where the current legal or regulatory limitations are explained in the investment restrictions, such explanations are not part of the fundamental investment restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements.

The Funds will not, as a matter of fundamental policy:
(1)Borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit. The following sentence is intended to describe the current regulatory limits relating to senior securities and borrowing activities that apply to mutual funds and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. The Fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5%, a Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund’s other assets. The effect of this provision is to allow a Fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing).
(2)Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the 1933 Act.
(3)Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
(4)Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.
(5)Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof) of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies). The following sentence is intended to describe the current definition of concentration and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. Currently, to avoid concentration of investments, the Fund may not invest 25% or more of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).
(6)Purchase or sell commodities as defined in the Commodity Exchange Act, as amended, and the rules and regulations thereunder, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.
(7)Change its classification under the 1940 Act from “diversified” to “non-diversified.” The following sentence describes the current regulatory definition of “diversified” for purposes of the 1940 Act, and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. A diversified fund is one that does not: (1) as to 75% of its total assets, purchase the securities of any one issuer (other than securities issued or guaranteed by the United States Government or any of its agencies or instrumentalities or securities of other investment companies), if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer.
As indicated above, as a matter of fundamental policy, the Small Cap Fund and Discovery Fund are permitted to borrow money or issue senior securities, to the extent permitted under the 1940 Act. At the present time, the Funds do not intend to borrow money or issue senior securities in excess of 5% of their net assets.
The Small Cap Fund and Discovery Fund have adopted the following investment restrictions as non-fundamental investment restrictions, which means that they can be changed by the Board of Directors without shareholder approval. The Funds will not:
(1)invest in companies for the purpose of exercising control of management;
(2)purchase securities on margin; or
(3)invest more than 15% of its net assets (valued at time of investment) in securities that are not readily marketable. If more than 15% of a Fund’s net assets are invested in securities that are not readily marketable, there will be an orderly disposition of those securities in order to get below the threshold.
The Small Cap Fund and Discovery Fund are subject to the requirements of Rule 22e-4 under the 1940 Act. Pursuant to Rule 22e-4, each of the Small Cap Fund and Discovery Fund may not acquire any illiquid investment if, immediately after the acquisition, a Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” means any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of Rule 22e-4.
The Adviser may use Standard Industrial Classification (SIC) Codes, North American Industry Classification System (NAICS) or any other reasonable industry classification system (including systems developed by the Adviser) for purposes of the Fund’s investment restrictions and policies relating to industry concentration.
F.TEMPORARY DEFENSIVE POSITIONS
When the Adviser believes that market conditions warrant a temporary defensive position, a Fund may invest up to 100% of its assets in short-term instruments such as commercial paper, bank certificates of deposit, bankers’ acceptances, variable rate demand instruments or repurchase agreements for such securities and securities of the U.S. government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. Investments in domestic bank certificates of deposit and bankers’ acceptances will be limited to banks that have total assets in excess of $500 million and are subject to regulatory supervision by the U.S. government or state governments. A Fund’s investments in foreign short-term instruments will be limited to those that, in the opinion of the Adviser, equate generally to the standards established for U.S. short-term instruments.
G.PORTFOLIO TURNOVER
The annual portfolio turnover rate indicates changes in the Funds’ portfolios, and is calculated by dividing the lesser of long-term purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of portfolio long-term securities owned by the Funds during the fiscal year. A 100% portfolio turnover rate would occur if all the securities in the Funds’ portfolios, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to high transaction costs and might result in a greater number of taxable transactions. Each Fund’s rate of portfolio turnover for the fiscal years ended August 31, 2025 and 2024 were as follows:

Fund	2025	2024
Internet Fund	58%	42%
Small Cap Fund	58%	54%
Discovery Fund	26%	20%
H.DISCLOSURE OF PORTFOLIO HOLDINGS
The Funds publicly disclose 100% of their portfolio holdings within sixty days after each fiscal quarter end in SEC filings as required by SEC rules. This information for the second and fourth fiscal quarters is also included in the annual and semi-annual reports sent to shareholders. In addition, to facilitate timely release of information to ratings agencies and others, the Funds expect to publicly disclose 100% of their portfolio holdings on their website no earlier than 30 days after each calendar quarter end and will provide such information to ratings agencies and others thereafter. Finally, the Funds intend to disclose their top 25 holdings on a monthly basis on their website no earlier than 30 days after the month end, along with information regarding the percentage of the portfolio that each holding comprises.
Under the Funds’ portfolio holdings disclosure policy and relevant SEC rules, the Funds may not make non-public disclosure of portfolio holdings information to third parties, unless the third party agrees to keep the information confidential and to follow appropriate limitations on trading. The Funds and/or the Adviser share portfolio holdings information with certain primary service providers that have a legitimate business need that is related to the services they provide to the Funds. The service providers that may receive portfolio holdings information include the custodian, the administrator, the proxy voting vendor, legal counsel and the independent registered public accounting firm. The Funds’ service arrangements with each of these entities include a duty of confidentiality (including appropriate limitations on trading) regarding portfolio holdings data by each service provider and its employees, either by law or by contract. No compensation or other consideration is received with respect to the disclosure to the Funds’ primary service providers.
The Chief Executive Officer of the Adviser is the only person authorized to disclose each Fund’s portfolio holdings. The Chief Compliance Officer will conduct periodic reviews of compliance with the disclosure of portfolio holdings policy and will provide a written report at least annually to the Company’s Board regarding the operations of the policy and any material changes recommended as a result of such review. The Chief Compliance Officer will supply the Board annually with a list of exceptions granted from the policy, if any, along with an explanation of the legitimate business purpose relevant to each exception. However, it is not currently anticipated that any exceptions will be granted.

III.    MANAGEMENT OF THE FUNDS
The Company’s Board of Directors is responsible for the overall management and supervision of the Funds. Like most mutual funds, the day-to-day management and operation of the Funds is performed by various service providers, such as an investment adviser, administrator, transfer agent, distributor and custodians. The Board is responsible for selecting these service providers, approving the terms of their contracts regarding the Funds, and exercising general service provider oversight. The Board employs Jacob Asset Management of New York LLC (the “Adviser”) as the investment adviser for the Funds. The Adviser supervises all aspects of the Funds’ operations and provides investment advice and portfolio management services to the Funds. Subject to the Board’s supervision, the Adviser makes all of the day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the portfolio investments. The Board has appointed employees of certain of these service providers as officers of the Company, with responsibility for supervising actively the day-to-day operations and reporting to the Board regarding operations. The Board has also appointed a Chief Compliance Officer who administers the Company’s compliance program and regularly reports to the Board on compliance matters. The role of the Board and any individual Director is one of oversight and not of active management of the day-to-day operations or affairs of the Company.
The Board is currently composed of four Directors: three Independent Directors and Mr. Jacob, a Director who is affiliated with the Adviser. The Board has appointed Mr. Jacob, the founder of the Adviser and the Company, to serve in the role of Chairman.
The Directors and officers of the Company and their principal occupations during the past five years are set forth below. Their titles may have varied during this period. The address of each Director and officer of the Company is c/o Jacob Asset Management, 727 2nd Street #106, Hermosa Beach, California 90254.

Name, Address and Age	Position(s) Held with the Company	Term of Office & Length of Time Served(1)	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held By Director
Independent Directors:
William B. Fell Age: 56	Director	Since 1999	Chief Financial Officer, Rhoads Industries, Inc., since 2012.	3	None
Christopher V. Hajinian Age: 55	Director	Since 1999	Media Production, since 2011; Property Management, since 2008.	3	None
Jeffrey I. Schwarzschild Age: 54	Director	Since 1999	Chief Counsel, California Conservation Corps, since September 2011.	3	None
Interested Director:
Ryan I. Jacob(2) Age: 56	Director, President, Chairman of the Board and Chief Executive Officer	Since 1999	Chairman and Chief Executive Officer of the Adviser since 1999.	3	None
Officers:

Name, Address and Age	Position(s) Held with the Company	Term of Office & Length of Time Served(1)	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held By Director
Hayden Cook Age: 33	Vice President, Chief Compliance Officer, Anti-Money Laundering Compliance Officer	Since 2024	Director of Operations for the Adviser since March 2024; Director of Marketing and Equity Analyst for the Adviser since 2015.	N/A	N/A
__________________________
(1)    Each Director holds office during the lifetime of the Company, until his termination, or until the election and qualification of his successor.
(2)    Ryan I. Jacob is deemed to be an “interested person” of the Company (as defined in the 1940 Act) because of his affiliation with the Adviser.

Audit Committee. The Board has established an Audit Committee made up of the Independent Directors. The function of the Audit Committee is oversight; it is management’s responsibility to maintain appropriate systems for accounting and internal control over financial reporting, and the independent registered public accounting firm’s responsibility to plan and carry out a proper audit. The Audit Committee (1) oversees the Company’s accounting and financial reporting policies and practices, its internal control over financial reporting and, as appropriate, inquiries into the internal control over financial reporting of certain service providers; (2) oversees the quality and objectivity of the Company’s financial statements and the independent audit thereof; (3) approves, prior to appointment, the engagement of the Company’s independent registered public accounting firm and, in connection therewith, reviews and evaluates the qualifications, independence and performance of the Company’s independent registered public accounting firm; and (4) acts as a liaison between the Company’s independent registered public accounting firm and the full Board. The Audit Committee is composed of Messrs. Fell, Hajinian and Schwarzschild. During the fiscal year ended August 31, 2025, the Audit Committee held two meetings.
Oversight of Risk. The Board oversees risk as part of its general oversight of the Funds. The Funds are subject to a number of risks, including investment, compliance, financial, liquidity, operational and valuation risks. The Company’s officers, the Adviser and other Fund service providers perform risk management as part of the day-to-day operations of the Funds and the Board receives related reports regarding risk-management and related findings. The Board recognizes that it is not possible to identify all risks that may affect the Funds, and that it is not possible to develop processes or controls to eliminate all risks and their possible effects. Risk oversight is addressed as part of various Board and Committee activities, including the following: (1) at regular Board meetings, and on an ad hoc basis as needed, receiving and reviewing reports related to the performance and operations of the Company; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Company, Adviser, principal underwriter, and fund administrator and transfer agent; (3) meeting with investment personnel to review investment strategies, techniques and the processes used to manage related risks; (4) receiving and reviewing reports regarding key service providers; (5) meeting with and receiving reports from the Chief Compliance Officer and other senior officers of the Company and the Adviser regarding the compliance procedures of the Company and its service providers; and (6) meeting with outside counsel to discuss risks related to the Funds’ investments and operations. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.
Directors’ Qualifications and Experience. The Board believes that each of the Directors has the qualifications, experiences, attributes and skills appropriate to continued service as a Director of the Company in light of the Company’s business and structure. Among the attributes and skills common to all Directors are the ability to review, evaluate and discuss information and proposals provided to them regarding the Funds, the ability to interact effectively with the Adviser and other service providers, and the ability to exercise independent business judgment. Also, in addition to a demonstrated record of academic, business and professional accomplishment, all of the Directors have served on the Board for a number of years. In their service to the Company, the Directors have gained substantial insight into the operation of the Company and have demonstrated a commitment to discharging oversight duties as Directors in the interests of shareholders. Generally, no one factor was decisive in determining that an individual should serve as a Director. Set forth below is a brief description of the specific experience ad attributes of each Director. Additional details regarding the background of each Director is included in the chart earlier in this section.
Ryan I. Jacob. Mr. Jacob has served as an Interested Director since the Company was established in 1999, and he serves as a Portfolio Manager of the Fund. Mr. Jacob is the founder,

Chairman, and Chief Executive Officer of the Adviser. Mr. Jacob has significant experience derived from his over 30 years in the investment management industry.
William B. Fell. Mr. Fell has served as a Director since the Company was established in 1999, and he serves as the Chairman of the Audit Committee. Mr. Fell has significant experience in accounting and financial matters as a result of his career as an accountant, accounting manager, controller for a public company and chief financial officer.
Christopher V. Hajinian. Mr. Hajinian has served as a Director since the Company was established in 1999. Mr. Hajinian is an attorney with significant business experience derived from his work as a lawyer in private practice and in real estate property management.
Jeffrey I. Schwarzschild. Mr. Schwarzschild has served as a Director since the Company was established in 1999. He is an accomplished attorney and his work in both the private and public sectors has provided him with significant and diverse professional experience. Mr. Schwarzschild’s legal training and experience provide him with skills valuable to his fiduciary oversight role with respect to the Funds.
The Board believes that the Company’s leadership and committee structure is appropriate because it provides a structure for the Board to work effectively with management and service providers and facilitates the exercise of the Board’s independent judgment. The Board’s leadership structure permits important roles for the President of the Adviser, who serves as Chairman of the Company and oversees the Advisor’s day-to-day management of the Funds. The independent Directors work closely on all Fund matters, including Audit Committee matters, and have not seen any need to appoint a lead independent Director. The independent Directors have access to outside independent legal counsel, the Chief Compliance Officer and Fund service providers. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Funds.
Each Director who is not an interested person of the Funds receives a $30,000 annual retainer fee and is reimbursed for all out-of-pocket expenses incurred in connection with attendance at such meetings. Additionally, each Audit Committee member receives a fee of $1,000 for each Audit Committee Meeting and the Chairman of the Audit Committee receives a $2,000 annual retainer fee.

The following table shows the compensation to be earned by each Director for the Fund’s fiscal period ending August 31, 2025. Independent Director fees are paid by the Adviser and not by the Fund.

COMPENSATION TABLE (For the Fiscal Year Ended August 31, 2025)
Name of Person Position with the Fund	Aggregate Compensation from the Funds	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Funds
Independent Directors
William B. Fell Director	$34,000	$0	$0	$34,000
Christopher V. Hajinian Director	$32,000	$0	$0	$32,000
Jeffrey I. Schwarzschild Director	$32,000	$0	$0	$32,000
Interested Director
Ryan I. Jacob Director, President, Chairman of the Board and Chief Executive Officer	$0	$0	$0	$0
The following table shows the dollar range of Fund shares beneficially owned by each director and applicable officer as of [December 31, 2024]:

Name of Director	Fund	Dollar Range of Equity Securities in the Fund
Independent Directors
William B. Fell	Internet Fund	$1-$10,000
	Small Cap Fund	$0
	Discovery Fund	$0
Christopher V. Hajinian	Internet Fund	$10,001-$50,000
	Small Cap Fund	$1-$10,000
	Discovery Fund	$10,001-$50,000
Jeffrey I. Schwarzschild	Internet Fund	$50,001-$100,000
	Small Cap Fund	$10,001-$50,000
	Discovery Fund	$50,001-$100,000
Interested Director and Officers
Ryan I. Jacob	Internet Fund	$50,001-$100,000
	Small Cap Fund	$50,001- $100,000
	Discovery Fund	$1-$10,000

IV.    CODE OF ETHICS
The Company and the Adviser have adopted a Joint Code of Ethics that governs the conduct of employees of the Company and Adviser who may have access to information about the Company’s securities transactions. The Joint Code of Ethics recognizes that such persons owe a fiduciary duty to the Funds’ shareholders and must place the interests of shareholders ahead of their own interests. Among other things, the Joint Code of Ethics requires the preclearance of personal securities transactions; certain blackout periods for personal trading of securities which may be considered for purchase or sale by the Company; and contains prohibitions against personal trading of initial public offerings. Violations of the Code are subject to review by the Board and could result in severe penalties.
The Distributor (as defined below) relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Company or the Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Company or the Adviser.
There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at http://www.sec.gov.
V.    PROXY VOTING POLICIES
The Board delegated proxy voting authority to the Adviser and adopted proxy voting guidelines (“Guidelines”) to be used by the Adviser in voting the proxies of a Fund’s portfolio securities. In general, proxies are voted in a manner that is consistent with the best interest of Fund shareholders. Proxies are divided into routine and non-recurring/extraordinary matters. The routine matters are generally voted in accordance with management’s recommendations, absent a particular reason to vote in a contrary manner. Non-recurring/extraordinary matters are voted on a case-by-case basis in accordance with the best interests of shareholders. Generally, for non-recurring extraordinary matters, the Adviser will: (i) accept proposals that support best practices for corporate governance, or restore or protect shareholders’ authority; (ii) reject proposals that protect management from results of mergers and acquisitions, have the effect of diluting the value of existing shares, or reduce shareholders’ power over any company actions; and (iii) vote with management on proposals that address social or moral issues.
In general, the proxies of a Fund’s portfolio securities are to be voted in the Fund shareholders’ best interest without regard to any other relationship, business or otherwise, between (i) the issuer of the portfolio security, and (ii) the Fund, the Adviser, the Distributor or any affiliated person thereof. The Guidelines contain provisions to address potential conflicts of interest. The Adviser is responsible for identifying conflicts of interest and determining whether the conflict is material. If a conflict of interest is determined to be material, the conflict of interest must be resolved before the portfolio security proxy is voted. Resolutions of material conflicts of interest include: disclosing the conflict to the Board and obtaining Board consent before voting; engaging a third party to vote the proxy or recommend a vote of the proxy utilizing the Guidelines; or utilizing any other method deemed appropriate given the circumstances of the conflict.
Information about how the Funds voted proxies during the most recent 12-month period ended June 30 relating to portfolio securities can be obtained without charge, upon request by calling 1-888-JACOB-FX (522-6239) or on the SEC’s website at http://www.sec.gov.

VI.    CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
To the best knowledge of the Company, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Company’s equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Company has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.
All information listed below is as of November 30, 2025.

Fund (Class)	Name and Address	Percentage of Ownership (%)	Type of Ownership

Internet Fund (Investor Class)

	National Financial Services Corp.	21.67%	Record
	499 Washington Boulevard Floor 5
	Jersey City, NJ 07310-2010

	Charles Schwab & Co. Inc	15.88%	Record
	211 Main Street
	San Francisco, CA 94105-19105

	Morgan Stanley Smith Barney LLC	8.83%	Record
	2000 Westchester Avenue
	Purchase, NY 10577-2539

Fund (Class)	Name and Address	Percentage of Ownership (%)	Type of Ownership
Small Cap Fund (Investor Class)

	Charles Schwab & Co. Inc	21.04%	Record
	211 Main Street
	San Francisco, CA 94105-1905

	National Financial Services LLC	20.16%	Record
	499 Washington Boulevard, 4th Floor
	Jersey City, NJ 07310-1995

	Morgan Stanley Smith Barney LLC	8.95%	Record
	2000 Westchester Avenue
	Purchase, NY 10577-2539

	US Bank N.A.	8.68%	Beneficial
	FBO J Stuart
	c/o Jacob Asset Management of New York LLC
	727 2nd Street #106
	Hermosa Beach, CA 90254

Small Cap Fund (Institutional Class)

	Charles Schwab & Co. Inc	27.72%	Record
	211 Main Street
	San Francisco, CA 94105-1905

	National Financial Services LLC	12.87%	Record
	499 Washington Boulevard Floor 5
	Jersey City, NJ 07310-2010

	Paine Webber Incorporated	12.44%	Record
	FBO. Shoemaker F T
	1000 Harborside Boulevard
	Weehawken, NJ 07087

Discovery Fund (Investor Class)

	National Financial Services LLC	46.05%	Record
	499 Washington Boulevard Floor 5
	Jersey City, NJ 07310-2010

Fund (Class)	Name and Address	Percentage of Ownership (%)	Type of Ownership

	Charles Schwab & Co. Inc	26.68%	Record
	211 Main Street
	San Francisco, CA 94105-1905

	Morgan Stanley Smith Barney LLC	9.38%	Record
	2000 Westchester Avenue
	Purchase, NY 10577-2539

Discovery Fund (Institutional Class)

	M Woodhouse	52.36%	Beneficial
	c/o Jacob Asset Management of New York LLC
	727 2nd Street #106,
	Hermosa Beach, California 90254

	Charles Schwab & Co. Inc	11.98%	Record
	211 Main Street
	San Francisco, CA 94105-1905

	W Metcalfe	7.71%	Beneficial
	c/o Jacob Asset Management of New York LLC
	727 2nd Street #106,
	Hermosa Beach, California 90254

	National Financial Services LLC	7.07%	Record
	499 Washington Boulevard Floor 5
	Jersey City, NJ 07310-2010

As of December 31, 2024, the officers and Directors, as a group, owned of record and beneficially less than 1% of the Internet Fund’s Investor Class shares, 5.15% of the Small Cap Fund’s Institutional Class shares, 4.18% of the Small Cap Fund’s Investor Class shares, 1.86% of the Discovery Fund’s Investor Class shares, and 2.98% of the Discovery Fund’s Institutional Class shares.

VII.    INVESTMENT ADVISORY AND OTHER SERVICES
A.INVESTMENT ADVISER
General Information. Jacob Asset Management of New York LLC (the “Adviser”), a registered investment adviser, is a Delaware limited liability company with its principal office located at 727 2nd Street #106, Hermosa Beach, California 90254. The Adviser supervises all aspects of the Funds’ operations and provides investment advice and portfolio management services to the Funds. Pursuant to the Funds’ Investment Advisory Agreements (the “Advisory Agreements”) and subject to the supervision of the Company’s Board, the Adviser makes each Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each Fund’s investments.
Ryan I. Jacob, founder, Chairman and Chief Executive Officer of the Adviser and President, Secretary, Treasurer, Chief Executive Officer and Director of the Company, is a controlling person of the Adviser based on his majority ownership interest and is an affiliated person of the Funds.
The Adviser provides persons satisfactory to the Board to serve as officers of the Company. Such officers, as well as certain other employees and Directors of the Company, may be directors, officers or employees of the Adviser or its affiliates. The Adviser may also provide the Funds with supervisory personnel who will be responsible for supervising the performance of administrative services, accounting and related services, net asset value and yield calculation, reports to and filings with regulatory authorities, and services relating to such functions. However, the Administrator will provide personnel who will be responsible for performing the operational components of such services. The personnel rendering such supervisory services may be employees of the Adviser, of its affiliates or of other organizations.
Adviser’s Fees. The Advisory Agreement with respect to a Fund will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Directors who are not parties to the Agreement or “interested persons” of the Fund as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board or by vote of a majority of the outstanding voting securities.
As compensation, the Funds each pay the Adviser at an annual rate as shown below:

Fund	Annual Advisory Fee	Net Management Fee Received (after waivers or recoupments) as of August 31, 2025
Internet Fund	1.25% of the Fund’s annual average daily net assets up to $250 million, and 0.90% of the Fund’s annual average daily net assets over $250 million.	1.25%
Small Cap Fund	0.80% of the Fund’s annual average daily net assets up to $250 million, and 0.70% of the Fund’s annual average daily net assets over $250 million.	0.00%
Discovery Fund	1.10% of the Fund’s annual average daily net assets up to $250 million, and 0.80% of the Fund’s annual average daily net assets over $250 million.	0.24%
The Board of Directors or the holders of a majority of the outstanding voting securities of the Funds can terminate the Advisory Agreements with respect to the Funds at any time without penalty, on 60 days written notice to the Adviser. The Adviser may also terminate the Advisory Agreements on

60 days written notice to the Funds. The Advisory Agreements terminate automatically upon their assignment (as defined in the 1940 Act).
The Adviser has contractually agreed, through at least January 5, 2027, to waive up to 100% of its advisory fees in an amount up to an annual rate of 0.10% of the Internet Fund’s average daily net assets, to the extent that the Internet Fund’s Total Annual Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses) exceed 2.95% for Investor Class shares’ average daily net assets.
The Adviser has contractually agreed, through at least January 5, 2027, to waive up to 100% of its advisory fee to the extent that the Small Cap Fund’s Total Annual Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses) exceed 2.25% or 1.95% for Investor Class shares and Institutional Class shares, respectively, of each class’ average daily net assets.
The Adviser has contractually agreed, through at least January 5, 2027, to waive up to 100% of its advisory fee to the extent that the Discovery Fund’s Total Annual Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses) exceed 2.30% or 2.00% for Investor Class shares and Institutional Class shares, respectively, of each class’ average daily net assets.
Pursuant to its fee waiver agreement with each Fund, the Adviser is entitled to recoup any fees that it waived for a period of thirty-six (36) months following such fee waivers to the extent that such recoupment by the Adviser will not cause a Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived.

	Expense Caps
Fund	Investor Class	Institutional Class
Internet Fund	2.95%	n/a
Small Cap Fund	2.25%	1.95%
Discovery Fund	2.30%	2.00%
Advisory fees, waiver and expense reimbursements/(recoupment) for the last three fiscal years were as follows:

Fiscal year ending August 31, 2025	Gross Advisory Fee	Expenses Waived or Reimbursed/(Recouped)	Net Advisory Fees Paid
Internet Fund	$660,270	$0	$660,270
Small Cap Fund	$60,545	$60,545	$0
Discovery Fund	$157,263	$123,331	$33,932

Fiscal year ending August 31, 2024	Gross Advisory Fee	Expenses Waived or Reimbursed/(Recouped)	Net Advisory Fees Paid
Internet Fund	$609,229	$0	$609,229
Small Cap Fund	$56,241	$56,241	$0
Discovery Fund	$197,816	$117,505	$80,311

Fiscal year ending August 31, 2023	Gross Advisory Fee	Expenses Waived or Reimbursed/(Recouped)	Net Advisory Fees Paid
Internet Fund	$656,733	$0	$656,733
Small Cap Fund	$63,547	$63,547	$0
Discovery Fund	$311,099	$75,376	$235,723
The Funds have, under the Advisory Agreements, confirmed their obligation for payment of all other expenses, including without limitation: (i) fees payable to the Adviser, Administrator, Custodian, Transfer Agent and Dividend Agent; (ii) brokerage and commission expenses; (iii) federal, state or local taxes; (iv) certain insurance premiums and membership fees and dues in investment company organizations; (v) interest charges on borrowings; (vii) legal and accounting expenses; (viii) costs of organizing and maintaining a Fund’s registration under federal and state laws; (ix) compensation, including Directors’ fees, of any Directors, officers or employees who are not also officers of the Adviser or its affiliates and costs of other personnel providing administrative and clerical services; (x) costs of proxy solicitations; and (xi) fees and expenses of registering its shares under the appropriate federal securities laws and of qualifying its shares under applicable state securities laws.
The Company may from time-to-time hire its own employees or contract to have management services performed by third parties, and the management of the Company intends to do so whenever it appears advantageous to the Funds.
B.THE DISTRIBUTION AND SERVICE PLANS AND THE DISTRIBUTOR
The Funds have adopted distribution and service plans, pursuant to Rule 12b-1 under the 1940 Act (the “Plans”). Rule 12b-1 provides that an investment company that bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule. The Plans, together with related Distribution and Shareholder Servicing Agreements, provides for the Funds to make payments of up to 0.25% of the average annual net assets for distribution and shareholder servicing activities (for Investor Class shares only and including the fees payable under the Shareholder Servicing Agreement for the Internet Fund described below). Such payments are intended to reimburse the Distributor or others for, among other things: (a) expenses incurred by such parties in the promotion and distribution of the shares, including but not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparation and distribution of sales literature and related expenses, advertisements, and other distribution-related expenses, as well as any distribution fees paid to securities dealers or others; and (b) furnishing personal services and maintaining shareholder accounts, which services include, among other things, assisting in, establishing and maintaining customer accounts and records, assisting with purchase and redemption requests, arranging for bank wires, monitoring dividend payments from the Fund to customers, receiving and answering correspondence, and aiding in maintaining their respective customers; all such services being provided in connection with the Fund’s shares. The Distributor or the Adviser monitors and administers the documentation of payments made under the Plans and furnishes the Board of Directors, for their review and approval on a quarterly basis, a written report of the monies paid under the Plans, as well as the purpose(s) for which such payments were made, as well as such other information as the Board may reasonably request in order to enable the Board to make an informed determination of whether to approve such payments and whether a Plan should be continued for a Fund.
The Internet Fund has entered into a Shareholder Servicing Agreement with the Adviser, which is designed to compensate the Adviser for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Investor Class of the Internet Fund for providing servicing to their clients (“Shareholder Servicing”). These fees are subject to a maximum of 0.15% per annum of the Internet Fund’s average daily net assets. Rule 12b-1 fees are a portion of the Total Annual Fund Operating Expenses.
The Funds sell and redeem their shares on a continuing basis at their net asset value. The Funds have also entered into a Distribution Agreement with Quasar Distributors, LLC (the “Distributor”), a federally registered broker dealer and a wholly owned subsidiary of Foreside Distributors, LLC. The Distributor will use reasonable efforts to facilitate sales of the Funds’ shares. The Distributor will assist with processing and analyzing sales literature and advertising for regulatory compliance. The Distribution Agreement provides for a total annual amount payable of 0.10 of 1% (ten basis points) of each Fund’s average daily net assets (the “Total Distribution Fee”). Out of the Total Distribution Fee, the Distributor is

paid a fee of 0.01% of each Fund’s average daily net assets (the “Distribution Fee”) on an annual basis subject to an annual minimum of $15,000 plus out of pocket expenses. In addition, the Total Distribution Fee will be used for advertising compliance reviews, FINRA filings and licensing of Adviser’s staff. Finally, the Adviser may direct the Distributor to pay a portion of the Total Distribution Fee to third parties. Fees paid under the Plan may not be waived for individual shareholders.
During the fiscal years ended August 31, 2025, 2024, and 2023, the Distributor received the following fees from the Funds:

Fund	2025	2024	2023
Internet Fund	$138,778	$170,580	$183,751
Small Cap Fund	$7,945	$10,362	$11,525
Discovery Fund	$17,108	$32,883	$58,501
The Adviser may make payments from time to time from its own resources which may include the advisory fee and past profits for the following purposes: (i) to defray the costs of and to compensate others, including financial intermediaries for performing shareholder servicing and related administrative functions on behalf of the Funds; (ii) to compensate certain financial intermediaries for providing assistance in distributing Fund shares; (iii) to pay the costs of printing and distributing the Funds’ Prospectus to prospective investors; and (iv) to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Funds’ shares. Further, the Shareholder Servicing Agreement for the Internet Fund provides that the Adviser may use its service fee for the purposes enumerated in (i) above. Also, any distribution fees payable under the Distribution Agreement may be used for purposes of (ii), (iii), or (iv) above. The Adviser, in its sole discretion, will determine the amount of such payments made pursuant to the Plan to broker-dealers or other financial intermediaries, provided that such payments made pursuant to the Plan will not increase the amount which the Funds is required to pay for any fiscal year under the Distribution and Shareholder Servicing Plan.
Financial intermediaries may charge investors a fee in connection with their use of specialized purchase and redemption procedures offered to investors. In addition, financial intermediaries offering purchase and redemption procedures similar to those offered to shareholders who invest in the Funds directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Funds directly. Accordingly, the net yield to investors who invest through financial intermediaries may be less than realized by investing in the Funds directly. An investor should read the Prospectus in conjunction with the materials provided by the shareholder servicing agent and broker-dealer describing the procedures under which Fund shares may be purchased and redeemed through the shareholder servicing agent and broker-dealer.
In accordance with Rule 12b-1, the Plans provide that all written agreements relating to the Plans entered into by the Company, the Distributor or the Adviser, and financial intermediaries, must be in a form satisfactory to the Funds’ Board. In addition, the Plans requires the Company and the Distributor to prepare, at least quarterly, written reports for the Board that set forth all amounts expended for distribution purposes by the Funds and the Distributor pursuant to the Plans and identify the distribution activities for which those expenditures were made.

Below are the itemized payments pursuant to the Plan:

Total payments pursuant to the Plans
	Internet Fund (for the fiscal year ended August 31, 2025)	Small Cap Fund (for the fiscal year ended August 31, 2025)	Discovery Fund (for the fiscal year ended August 31, 2025)
Distribution Expenses
Advertising	$0	$0	$0
Printing and Mailing of Prospectuses to other than Current Shareholders	$2,839	$167	$404
Compensation to Distributors	$5,842	$866	$2,042
Compensation to Broker/Dealers[1]	$15,696	$15,992	$20,596
Compensation to Sales Personnel	$26,715	$0	$0
Interest or Other Finance Charges	$0	$0	$0
Other Fees (Website Expenses1)	$2,532	$366	$867
Total Distribution Expenses	$53,624	$17,390	$23,909

Shareholder Servicing Expenses
Advertising/Marketing	$0	$0	$0
Compensation to Distributor	$8,761	$0	$0
Compensation to Broker/Dealers[1]	$36,623	$0	$0
Compensation to Personnel	$24,812	$0	$0
Website Expenses[1]	$3,798	$0	$0
Total Shareholder Servicing Expenses	$73,994	$0	$0

Total Payments Pursuant to the Plan	$127,618	$17,390	$23,909
[1] Expenses for the Website and Broker/Dealer payments are allocated to both Distribution and Shareholder Servicing Expenses for the Internet Fund.

Revenue Sharing. The Adviser may pay additional compensation, at its own expense and not as an expense of the Funds, to certain unaffiliated “financial advisers” such as brokers, dealers, banks (including bank trust departments), investment advisers, financial planners, retirement plan administrators and other financial intermediaries that have a selling, servicing, administration or similar agreement with the Adviser. These payments may be for marketing, promotional or related services in connection with the sale or retention of Fund shares and/or for shareholder servicing. Such payments may also be paid to financial advisers for providing recordkeeping, sub-accounting, transaction processing and other shareholder or administrative services in connection with investments in the Funds. The existence or level of payments made to a qualifying financial adviser in any year would vary and may be substantial. Such payments would be based on factors that include differing levels of services provided by the financial adviser, the level of assets maintained in the financial adviser’s customer accounts, sales of new shares by the financial adviser, the placing of the Funds on a recommended or preferred list, providing the Funds with “shelf space” and/or a higher profile for the financial adviser’s consultants, sales personnel and customers, access to a financial adviser’s sales personnel and other factors. These payments to financial advisers would be in addition to the distribution and service fees and sales charges described in the Prospectus. Revenue sharing payments would be from the Adviser’s own profits and resources. Generally, the Adviser would pay such amounts when the selling and/or servicing fees required by financial advisers exceed the amount of 12b-1 fees that may be available from the Funds. Any such revenue sharing payments would not change the net asset value or the price of the Funds’ shares. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Adviser may pay or allow other promotional incentives or payments to financial advisers.
Revenue sharing payments may create a financial incentive for financial advisers and their sales personnel to highlight, feature or recommend funds based, at least in part, on the level of compensation paid by such fund’s adviser or distributor. If one mutual fund sponsor or distributor makes greater payments for distribution assistance than sponsors or distributors of other mutual funds, a financial adviser and its salespersons may have a financial incentive to favor sales of shares of the higher paying mutual fund complex over another or over other investment options. You should consult with your financial adviser and review carefully any disclosures they provide regarding the potential conflicts of interest associated with the compensation it receives in connection with investment products it recommends or sells to you.
C.ADMINISTRATOR
General Information. The Administrator and Fund Accountant for the Funds is U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (the “Administrator”), which has its principal office at 615 East Michigan Street, Milwaukee, Wisconsin 53202 and is primarily in the business of providing administrative, fund accounting and stock transfer services to retail and institutional mutual funds. The Administrator performs these services pursuant to two separate agreements, a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement.
Administration Agreement. Pursuant to the Fund Administration Servicing Agreement (“Administration Agreement”) with the Funds, the Administrator provides all administrative services necessary for the Funds, other than those provided by the Adviser, subject to the supervision of the Company’s Board. The Administrator may provide persons to serve as officers of the Company. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The Administration Agreement is terminable by the Board or the Administrator on sixty days’ written notice and may be assigned provided the non-assigning party provides prior written consent. The Administration Agreement shall remain in effect for five years from the date of its initial approval, and subject to annual approval of the Board for one-year periods thereafter. The Administration Agreement provides that in the absence of the Administrator’s refusal or willful failure to comply with the Agreement or bad faith, negligence or willful misconduct on the part of the Administrator, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.
Under the Administration Agreement, the Administrator provides all administrative services, including, without limitation: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Funds; (ii) overseeing the performance of administrative and professional services to the Funds by others, including the Funds’ Custodian; (iii) preparing, but not paying for, the periodic updating of the Funds’ Registration Statements, Prospectus and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, preparing the Funds’ tax returns, and preparing reports to the Funds’ shareholders and the SEC; (iv) calculation of yield and total return for the Funds; (v) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Funds (vi) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Funds and/or their shares under such laws; (vii) preparing notices and agendas for meetings of the Company’s Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (viii) monitoring periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code (the “Code”) and the Prospectus.
During the fiscal years ended August 31, 2025, 2024, and 2023, each Fund paid the following administration fees:

Fund	2025	2024	2023
Internet Fund	$83,339	$86,978	$66,135
Small Cap Fund	$51,272	$52,566	$51,817
Discovery Fund	$57,351	$60,860	$54,405
Accounting Agreement. The Fund Accountant, pursuant to the Fund Accounting Servicing Agreement (“Accounting Agreement”), provides the Funds with all accounting services, including, without limitation: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; and (v) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Funds’ Custodian and Adviser.

During the fiscal years ended August 31, 2025, 2024, and 2023, each Fund paid the following amounts to the Fund Accountant for services under the Fund Accounting Agreement:

Fund	2025	2024	2023
Internet Fund	$29,831	$31,389	$37,137
Small Cap Fund	$35,573	$35,737	$35,452
Discovery Fund	$35,831	$35,863	$35,667

D.CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
U.S. Bank N.A., Custody Operations, 1555 N. RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as custodian for the Funds’ assets. Pursuant to a Custodian Servicing Agreement with the Funds, it is responsible for maintaining the books and records of the Funds’ assets. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. U.S. Bank Global Fund Services, the Funds’ Administrator, also acts as the Fund’s transfer and dividend agent. U.S. Bank Global Fund Services has its principal office at 615 East Michigan Street, Milwaukee, Wisconsin 53202.
E.COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Legal matters in connection with the issuance of shares of common stock of the Funds are passed upon by Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania 19103.
Cohen & Company, Ltd., 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103 serves as the independent registered public accounting firm for the Funds.
Bryan Cave Leighton Paisner LLP, One Kansas City Place, 1200 Main Street, Suite 3800, Kansas City, Missouri 64105 serves as independent legal counsel to the Independent Directors of the Company.
VIII.    PORTFOLIO MANAGERS
Ryan I. Jacob and Darren Chervitz serve as the Funds’ portfolio managers. The Portfolio Managers are jointly and primarily responsible for the day-to-day management of the Funds. This section includes information about the Portfolio Managers, including information about compensation, other accounts managed, and the dollar range of Shares owned.
A.OTHER ACCOUNTS MANAGED
In addition to the Funds, the Portfolio Managers are responsible for the day-to-day management of other accounts, as follows, as of August 31, 2025:

	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Ryan I. Jacob	0	$0	0	$0	0	$0
Darren Chervitz	0	$0	0	$0	0	$0

B.COMPENSATION
As principals of the Adviser, Mr. Jacob and Mr. Chervitz maintain equity interests in the Adviser and receive distributions as principals and do not receive compensation in the form of a salary or bonuses. The distributions are based on the income of the Adviser and the Adviser’s income is based on the asset level of each Fund. Each principal of the Adviser receives a guaranteed payment from the Adviser in the form of distributions.
C.OWNERSHIP OF SECURITIES
Information relating to a portfolio manager’s ownership (including the ownership of his immediate family) in the Funds as of August 31, 2025 is set forth in the chart below.

Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Ryan I. Jacob	Internet Fund	$50,001-$100,000
	Small Cap Fund	$50,001-$100,000
	Discovery Fund	$10,001-$50,000
Darren Chervitz	Internet Fund	$10,001-$50,000
	Small Cap Fund	$10,001-$50,000
	Discovery Fund	$50,001-$100,000
IX.    BROKERAGE ALLOCATION AND OTHER PRACTICES
The Adviser makes the decisions to buy or sell securities in the Funds’ portfolio. In the over-the-counter market, where a majority of the portfolio securities are expected to be traded, orders are placed with responsible primary market-makers unless a more favorable execution or price is believed to be obtainable. Regarding exchange-traded securities, the Adviser determines the broker to be used in each specific transaction with the objective of obtaining a favorable commission rate and transaction price on each transaction (best execution). The Adviser will also consider the reliability, integrity and financial condition of the broker-dealer, the size of and difficulty in executing the order, the value of the expected contribution of the broker-dealer to the investment performance of the Funds on a continuing basis, as well as other factors such as the broker-dealer’s ability to engage in transactions in securities of issuers which are thinly traded. The Adviser does not intend to employ a broker-dealer whose commission rates fall outside of the prevailing ranges of execution costs charged by other broker-dealers offering similar services.
When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information or research and brokerage services to the Adviser, or portfolio transactions may be effected by brokers or dealers affiliated with the Adviser or Distributor. To the extent that such persons or firms supply investment information or research and brokerage services to the Adviser, such information is supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to the Funds.
For the Internet Fund, during the fiscal year ended August 31, 2025, the Adviser paid $197,155 in commissions, which related to $66,067,499 in transactions that were directed to persons or firms supplying investment information or research and brokerage services.
For the Small Cap Fund, during the fiscal year ended August 31, 2025, the Adviser paid $30,786 in commissions, which related to $8,953,507 in transactions that were directed to persons or firms supplying investment information or research and brokerage services.
For the Discovery Fund, during the fiscal year ended August 31, 2025, the Adviser paid $48,840 in commissions, which related to $10,105,904 in transactions that were directed to persons or firms supplying investment information or research and brokerage services.

The investment information or research and brokerage services provided to the Adviser is of the type described in Section 28(e) of the Securities Exchange Act of 1934 and is designed to augment the Adviser’s own internal research and investment strategy capabilities. Research services furnished by brokers through which a Fund effects securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all of its clients’ accounts. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if the Adviser determines in good faith that the amount of such transaction cost is reasonable in relation to the value of brokerage and research services provided by the executing broker.
For the fiscal years ended August 31, 2025, 2024, and 2023, the Funds paid the following amounts in brokerage commissions:

Fund	2025	2024	2023
Internet Fund	$198,229	$176,269	$153,084
Small Cap Fund	$30,960	$33,140	$37,020
Discovery Fund	$48,840	$72,414	$124,093

Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed in the best interest of shareholders of the Funds rather than by a formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.
Investment decisions for the Funds will be made independently from those for any other investment companies or accounts that may become managed by the Adviser or its affiliates. If, however, the Funds and other investment companies or accounts managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions will be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Funds or the size of the position obtainable for the Funds. In addition, when purchases or sales of the same security for the Funds and for other investment companies managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchasers or sellers.
Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year. “Regular brokers and dealers” of the Company are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Company’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Company; or (iii) sold the largest dollar amounts of the Trust’s Shares. As of August 31, 2025, the Funds did not own any securities of their regular brokers or dealers.
SECURITIES LENDING ACTIVITIES
The Funds have entered into a securities lending agreement with U.S. Bank National Association (the “Securities Lending Agent”) to provide certain services related to the Funds’ securities lending program. Pursuant to the securities lending agreement, the Securities Lending Agent, on behalf of each Fund, is authorized to enter into securities loan agreements, negotiate loan fees and rebate payments, collect loan fees, deliver securities, manage and hold collateral, invest cash collateral, receive substitute payments, make interest and dividend payments (in cases where a borrower has provided non-cash collateral), and upon termination of a loan, liquidate collateral investments and return collateral to the borrower.

The dollar amounts of income and fees and compensation paid to all service providers (including fees paid to U.S. Bank National Association as securities lending agent), related to each Fund’s securities lending activities for the fiscal year ended August 31, 2025 were as follows:

	Internet Fund	Small Cap Fund	Discovery Fund
Gross income from securities lending activities	$58,877	$36,740	$70,975
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	($9,136)	($2,135)	($6,280)
Fees paid for any cash collateral management service that are not included in the revenue split	($1,712)	($1,005)	($1,958)
Administrative fees that are not included in revenue split	$0	$0	$0
Indemnification fees that are not included in revenue split	$0	$0	$0
Rebates (paid to borrower)	($11,478)	($25,054)	($37,612)
Other fees that are not included in revenue split	$0	$0	$0
Aggregate fees/compensation for securities lending activities	($22,327)	($28,196)	($45,851)
Net income from securities lending activities	$36,549	$8,544	$25,123
X.    CAPITAL STOCK
The authorized capital stock of the Company consists of twenty billion shares of stock having a par value of one-tenth of one cent ($.001) per share. The Board is authorized to divide the unissued shares into separate classes and series of stock, each series representing a separate, additional investment portfolio. Shares of any class or series will have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected class or series. Each share of any class or series of shares when issued has equal dividend, distribution and liquidation rights within the class or series for which it was issued, and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate.
There are no conversion or preemptive rights in connection with any shares of the Funds. All shares, when issued in accordance with the terms of the offering, will be fully paid and non-assessable. Shares are redeemable at net asset value, at the option of the investor.
The shares of the Funds have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of directors can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board. Unless specifically requested by an investor who is an investor of record, the Funds do not issue certificates evidencing Fund shares.
As a general matter, the Funds will not hold annual or other meetings of the Funds’ shareholders. This is because the By-laws of the Company provide for annual meetings only (a) for the election of directors, (b) for approval of revisions to a Fund’s investment advisory agreement, (c) for approval of revisions to the Company’s distribution agreement with respect to a particular class or series of stock, and (d) upon the written request of holders of shares entitled to cast not less than twenty-five percent of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to a Fund as may be required by the 1940 Act including the removal of

Company Directors and communication among shareholders, any registration of the Fund with the SEC or any state, or as the Directors may consider necessary or desirable. Each Director serves until the next meeting of shareholders called for the purpose of considering the election or reelection of such Director or of a successor to such Director, and until the election and qualification of his or her successor, elected at such meeting, or until such Director sooner dies, resigns, retires or is removed by the vote of the shareholders.
XI.    PURCHASE, REDEMPTION, EXCHANGE AND PRICING OF SHARES
The material relating to the purchase, redemption and pricing of shares is located in the Shareholder Information section of the Prospectus and is incorporated by reference herein.
XII.    TAXATION OF THE FUNDS
The following is a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as the “Fund”) and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.
This “Taxation of the Funds” section is based on the Code and applicable regulations in effect on the date of this Statement of Additional Information. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.
This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.
A.FUND TAXATION
The Fund has elected and intends to qualify each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.
In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:
•Distribution Requirement ⎯ the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).
•Income Requirement ⎯ the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

•Asset Diversification Test ⎯ the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.
In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance.
The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.
If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.
Portfolio Turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions - Distributions of Capital Gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors – Capital Gain Dividends” and “– Interest-Related Dividends and Short-Term Capital Gain Dividends” below.
Capital Loss Carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.
Deferral of Late Year Losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of Capital Gains” below). A “qualified late year loss” includes:
(i)any net capital loss incurred after October 31 of the current taxable year, or if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and
(ii)the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.
The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.

Undistributed Capital Gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the corporate income tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.
Federal Excise Tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar, and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.
Foreign Income Tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign taxes paid by the Fund to shareholders, although it reserves the right not to do so. If the Fund makes such an election and obtains a refund of foreign taxes paid by the Fund in a prior year, the Fund may be eligible to reduce the amount of foreign taxes reported by the Fund to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received.
B.TAXATION OF FUND DISTRIBUTIONS
The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed to noncorporate taxpayers at reduced rates or for the dividends-received deduction available to corporations. See the discussion below under the headings, “⎯ Qualified Dividend Income for Individuals” and “⎯ Dividends-Received Deduction for Corporations.”
Distributions of Capital Gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.
Returns of Capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”) (see, “Tax Treatment of Portfolio Transactions ⎯ Investments in U.S. REITs” below).
Qualified Dividend Income for Individuals. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.
Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 50% corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.
Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities. At the time of your purchase of shares (except in a money market fund that maintains a stable net asset value), the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.
Pass-Through of Foreign Tax Credits. If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass-through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions – Securities Lending” below.
U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.
Dividends Declared in October, November or December and Paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in

January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.
Medicare Tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
C.SALES, EXCHANGES AND REDEMPTION OF FUND SHARES
Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.
Tax Basis Information. The Fund is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known by the Fund (referred to as “covered shares”) and which are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Fund through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account, or shareholders investing in a money market fund that maintains a stable net asset value. When required to report cost basis, the Fund will calculate it using the Fund’s default method of average cost, unless you instruct the Fund in writing to use a different calculation method. In general, average cost is the total cost basis of all your shares in an account divided by the total number of shares in the account. To determine whether short-term or long-term capital gains taxes apply, the IRS presumes you redeem your oldest shares first.
The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Fund does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Fund in writing if you intend to utilize a method other than average cost for covered shares.
In addition to the Fund’s default method of average cost, other cost basis methods offered by the Company, which you may elect to apply to covered shares, include:
•Single Account Average Cost — the cost basis of both covered shares and “noncovered shares” (as defined below) are averaged to determine the basis of shares. By electing the single account average cost method, your noncovered shares will be redesignated as covered shares.
•First In, First Out — oldest shares are redeemed first.

•Last In, First Out — newest shares are redeemed first.
•Low Cost — least expensive shares are redeemed first.
•High Cost — most expensive share are redeemed first.
•Loss/Gain Utilization — depletes shares with losses prior to shares with gains and short-term shares prior to long-term shares.
•Specific Lot Identification — you must specify the share lots to be sold at the time of redemption. This method requires you to elect a secondary method, which will be used for systematic redemptions and in the event the lots you designate for redemption are unavailable. The secondary method options include first in, first out; last in, first out; low cost; high cost; and loss/gain utilization. If a secondary method is not elected, first in, first out will be used.
You may elect any of the available methods detailed above for your covered shares. If you do not notify the Fund in writing of your elected cost basis method upon the initial purchase into your account, the default method of average cost will be applied to your covered shares. The cost basis for covered shares will be calculated separately from any shares purchased prior to January 1, 2012 or shares acquired on or after January 1, 2012 for which cost basis information is not known by the Fund (“noncovered shares”) you may own, unless you elect single account average cost. You may change from average cost to another cost basis method for covered shares at any time by notifying the Fund in writing, but only for shares acquired after the date of the change (the change is prospective). The basis of the shares that were averaged before the change will remain averaged after the date of the change.
The Fund may also provide Fund shareholders (but not the IRS) with information concerning the average cost basis of their noncovered shares in order to assist you with the calculation of gain or loss from a sale or redemption of noncovered shares. With the exception of the specific lot identification method, the Company first depletes noncovered shares with unknown cost basis in first in, first out order and then noncovered shares with known basis in first in, first out order before applying your elected method to your remaining covered shares. If you want to deplete your shares in a different order then you must elect specific lot identification and choose the lots you wish to deplete first. Shareholders that use the average cost method for noncovered shares must make the election to use the average cost method for these shares on their federal income tax returns in accordance with Treasury regulations. This election for noncovered shares cannot be made by notifying the Fund.
The Fund will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and, in the case of covered shares, to the IRS. However, the Fund is not required to, and in many cases the Fund does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore shareholders should carefully review the cost basis information provided by the Fund, whether this information is provided pursuant to compliance with cost basis reporting requirements for shares acquired on or after January 1, 2012, or is provided by the Fund as a service to shareholders for shares acquired prior to that date, and make any additional basis, holding period or other adjustments that are required by the Code and Treasury regulations when reporting these amounts on their federal income tax returns. Shareholders remain solely responsible for complying with all federal income tax laws when filing their federal income tax returns.
If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.
Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.
Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.
Conversion of shares into shares of the same Fund. The conversion or exchange of shares of one class into another class of the same Fund is not taxable for federal income tax purposes. However, shareholders should consult their tax advisors regarding the state and local tax consequences of a conversion or exchange of shares.
Reportable Transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
D.TAX TREATMENT OF PORTFOLIO TRANSACTIONS
Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Descriptions of the Funds and Their Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.
In General. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.
Certain Fixed-Income Investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.
Investments in Debt Obligations that are at Risk of or in Default Present Tax Issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.
Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.
The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.
In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.
Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.
Foreign Currency Transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.
PFIC Investments. A fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long-term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at the corporate tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Transactions ⎯ Investment in Taxable Mortgage Pools (Excess Inclusion Income)” and “Non-U.S. Investors ⎯ Investment in U.S. Real Property” below with respect to certain other tax aspects of investing in U.S. REITs.
Investment in Non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC Investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Fund Taxation – Foreign Income Tax.” Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.
Investment in Taxable Mortgage Pools (Excess Inclusion Income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the corporate income tax rate. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.
These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.
Investments in Partnerships and QPTPs. For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. While the rules are not entirely clear with respect to a fund investing in a partnership outside a master-feeder structure, for purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Fund Taxation.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the fund being subject to state, local or foreign income, franchise or withholding tax liabilities.
Securities Lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in Convertible Securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium unrelated to the conversion feature of the security over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatory convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.
Investments in Securities of Uncertain Tax Character. A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.
E.BACKUP WITHHOLDING
By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:
•provide your correct social security or taxpayer identification number,
•certify that this number is correct,
•certify that you are not subject to backup withholding, and
•certify that you are a U.S. person (including a U.S. resident alien).
The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.
F.NON-U.S. INVESTORS
The Fund generally does not sell shares to investors residing outside of the United States. If, however, a non-U.S. investor were to acquire Fund shares they should be aware that non-U.S. investors may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.
In General. The U.S. imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund, subject to certain exemptions described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.
Capital Gain Dividends. In general, capital gain dividends reported by the Fund to shareholders as paid from its net long-term capital gains, other than long-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.
Interest-Related Dividends and Short-Term Capital Gain Dividends. Generally, dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. Similarly, short-term capital gain dividends reported by the Fund to shareholders as paid from its net short-term capital gains, other than short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you were a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. The Fund reserves the right to not report interest-related dividends or short-term capital gain dividends. Additionally, the Fund’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.
Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits. Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.
Investment in U.S. Real Property. The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest (“USRPI”) as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Fund may invest in equity securities of corporations that invest in USRPI, including U.S. REITs, which may trigger FIRPTA gain to the Fund’s non-U.S. shareholders.
The Code provides a look-through rule for distributions of FIRPTA gain when a RIC is classified as a qualified investment entity. A RIC will be classified as a qualified investment entity if, in general, 50% or more of the RIC’s assets consist of interests in U.S. REITs and other U.S. real property holding corporations (“USRPHC”). If a RIC is a qualified investment entity and the non-U.S. shareholder owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the FIRPTA distribution, the FIRPTA distribution to the non-U.S. shareholder is treated as gain from the disposition of a USRPI, causing the distribution to be subject to U.S. withholding tax at the applicable corporate tax rate (unless reduced by future regulations), and requiring the non-US shareholder to file a nonresident U.S. income tax return. In addition, even if the non-U.S. shareholder does not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, the FIRPTA distribution will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.
Because the Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Fund expects that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.
U.S. Estate Tax. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.
U.S. Tax Certification Rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the U.S. has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.
Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”). After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide other (which is not expected). The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it meets certification requirements described below. The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.
An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the United States and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the United States to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.
An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.
Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

G.EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS
The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.
XIII.    ANTI-MONEY LAUNDERING PROGRAM
The Company has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.
Procedures to implement the Program include, but are not limited to, delegating responsibilities to the Funds’ service providers who sell and process purchases of Fund shares and these service providers, in turn, report suspicious and/or fraudulent activity, check shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and engage in a complete and thorough review of all new account applications. The Funds will not transact business with any person or legal entity opening a new account whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.
XIV.    PERFORMANCE COMPARISONS
Each Fund may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations that track the performance of investment companies or investment advisers. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Funds may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information should be considered in light of each Fund’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

XV.    FINANCIAL STATEMENTS
The audited financial statements and financial highlights report on Form N-CSR of the Funds for the fiscal year ended August 31, 2025, which appear in the Funds’ report on Form N-CSR and the report thereon by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, also appearing therein, are incorporated by reference into this Statement of Additional Information. No other parts of the report on Form N-CSR are incorporated by reference into this Statement of Additional Information and are not part of this Registration Statement. A copy of the Funds’ Annual, Semi-Annual Reports and report on Form N-CSR may be obtained upon request and without charge, on the Funds’ website www.jacobmutualfunds.com or by calling the Funds at the toll-free number listed on the cover page of this Statement of Additional Information. The Funds’ Annual Report to Shareholders and report on Form N-CSR were filed with the SEC on November 5, 2025.

JACOB FUNDS INC.

N-1A PART C

OTHER INFORMATION

ITEM 28. EXHIBITS

The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

(a)
Articles of Amendment and Restatement of the Registrant dated May 26, 2021 is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 43 on Form N-1A as filed with the SEC via EDGAR on June 22, 2021.

(i)
Articles Supplementary to Articles of Incorporation (Internet Fund Institutional Class Shares) is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 45 on Form N-1A as filed with the SEC via EDGAR on December 21, 2021.

(ii)
Articles Supplementary to Articles of Incorporation (liquidation of Internet Fund Institutional Class) is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 48 on Form N-1A as filed with the SEC via EDGAR on December 20, 2024.

(b)	By-Laws of the Registrant are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 14, 1999.

(c)
Instruments Defining Rights of Security Holders.

See the SIXTH and EIGHTH Articles of the Registrant’s Articles of Amendment and Restatement.

See also, Article II, “Meetings of Stockholders,” of the Registrant’s By-Laws.

(d)(1)
Investment Advisory Agreement between the Registrant, on behalf of Jacob Internet Fund, and Jacob Asset Management of New York LLC dated November 27, 1999 is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16 on Form N-1A as filed with the SEC via EDGAR on December 23, 2011.

(i)
Amended and Restated Fee Waiver Agreement dated September 1, 2017 by and between Jacob Funds, Inc., a Maryland corporation on behalf of the Jacob Internet Fund and Jacob Asset Management of New York LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 34 on Form N-1A as filed with the SEC via EDGAR on December 29, 2017.

(ii)
Amendment dated June 1, 2021 to the Investment Advisory Agreement by and between Jacob Funds Inc. a Maryland corporation, on behalf of the Jacob Internet Fund, and Jacob Asset Management of New York LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 42 on Form N-1A as filed with the SEC via EDGAR on May 24, 2021.

(iii)
Amended and Restated Fee Waiver Agreement dated December 31, 2021 by and between Jacob Funds, Inc., a Maryland corporation on behalf of the Jacob Internet Fund and Jacob Asset Management of New York LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 45 on Form N-1A as filed with the SEC via EDGAR on December 21, 2021.

(d)(2)
Investment Advisory Agreement between the Registrant and Jacob Asset Management of New York LLC dated February 1, 2010 is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15 on Form N-1A as filed with the SEC via EDGAR on December 29, 2010.

(i)
Amended and Restated Fee Waiver Agreement dated September 1, 2017 by and between Jacob Funds Inc., a Maryland corporation, on behalf of the Jacob Small Cap Growth Fund and Jacob Discovery Fund (f/k/a Jacob Micro Cap Growth Fund) and Jacob Asset Management of New York LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 34 on Form N-1A as filed with the SEC via EDGAR on December 29, 2017.

(ii)
Amendment dated June 1, 2021 to the Investment Advisory Agreement by and between Jacob Funds Inc. a Maryland corporation, on behalf of the Jacob Small Cap Growth Fund and Jacob Discovery Fund (f/k/a Jacob Micro Cap Growth Fund) and Jacob Asset Management of New York LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 42 on Form N-1A as filed with the SEC via EDGAR on May 24, 2021.

(e)(1)     Distribution Agreement between the Registrant and Quasar Distributors, LLC dated November 1, 2003 (“Distribution Agreement”) is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4 on Form N‑1A as filed with the SEC via EDGAR on December 29, 2003.

(i)
Amendment dated October 28, 2016 to the Distribution Agreement is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 32 on Form N-1A as filed with the SEC via EDGAR on December 23, 2016.

(f)    Bonus or Profit Sharing Contracts.
Not applicable.

(g)(1)
Amended and Restated Custody Agreement between the Registrant and U.S. Bank, N.A. dated January 29, 2010 (“Custody Agreement”) is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16 on Form N-1A as filed with the SEC via EDGAR on December 23, 2011.

(i)
Amendment dated October 28, 2016 to the Custody Agreement is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 32 on Form N-1A as filed with the SEC via EDGAR on December 23, 2016.

(g)(2)
Custody Agreement between the Registrant and U.S. Bank, N.A. for the Jacob Forward ETF is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 43 on Form N-1A as filed with the SEC via EDGAR on June 22, 2021.

(i)
Amendment to ETF Custody Agreement between the Registrant and U.S. Bank N.A. for the Jacob Forward ETF dated February 24, 2023, is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 47 on Form N-1A as filed with the SEC via EDGAR on December 29, 2023.

(h)(1)
Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated August 27, 1999 (“Fund Administration Servicing Agreement”) is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003.

(i)
Amendment dated October 28, 2016 to the Fund Administration Servicing Agreement is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 32 on Form N-1A as filed with the SEC via EDGAR on December 23, 2016.

(h)(2)
Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated August 27, 1999 (“Transfer Agent Servicing Agreement”) is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003.

(i)
Amendment dated October 28, 2016 to the Transfer Agent Servicing Agreement is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 32 on Form N-1A as filed with the SEC via EDGAR on December 23, 2016.

(ii)
Amendment dated December 1, 2022 to the Transfer Agent Servicing Agreement, is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 47 on Form N-1A as filed with the SEC via EDGAR on December 29, 2023.

(h)(3)
Amended and Restated Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated March 27, 2006 (“Fund Accounting Servicing Agreement”) is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16 on Form N-1A as filed with the SEC via EDGAR on December 23, 2011.

(i)
Amendment dated October 28, 2016 to the Fund Accounting Servicing Agreement is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 32 on Form N-1A as filed with the SEC via EDGAR on December 23, 2016.

(ii)
Amendment dated December 1, 2022 to the Fund Accounting Servicing Agreement, is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 47 on Form N-1A as filed with the SEC via EDGAR on December 29, 2023.

(i)(1)
Opinion and Consent of Stradley Ronon Stevens & Young, LLP, counsel to the Registrant, is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on November 16, 2012.

(j)(1)	Consent of the Registrant’s Independent Registered Public Accounting Firm — filed herewith.

(j)(2)	Power of Attorney

(k)	Initial balance sheet as of September 20, 1999 is incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 2 on Form N-1A as filed with the SEC via EDGAR on October 22, 1999.

(l)
Subscription Letter of Initial Shareholder dated September 20, 1999 is incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 2 on Form N-1A as filed with the SEC via EDGAR on October 22, 1999.

(m)(1)
Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated October 11, 2002, on behalf of the Jacob Internet Fund, is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003.

(m)(2)
Amended and Restated Shareholder Servicing Agreement dated October 25, 2024 between the Registrant and Jacob Asset Management of New York LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 48 on Form N-1A as filed with the SEC via EDGAR on December 20, 2024.

(m)(3)
Amended and Restated Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, on behalf of the Jacob Small Cap Growth Fund and the Jacob Discovery Fund (f/k/a Jacob Micro Cap Growth Fund) is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 48 on Form N-1A as filed with the SEC via EDGAR on December 20, 2024.

(n)	Multiple Class Plan pursuant to Rule 18f-3 is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 45 on Form N-1A as filed with the SEC via EDGAR on December 21, 2021.

(o)	Reserved.

(p)(1)	Amended Joint Code of Ethics of the Registrant and Jacob Asset Management of New York LLC, the Registrant’s investment adviser — filed herewith.
(p)(2)	Code of Ethics for the Principal Underwriter - not applicable per Rule 17j-1(c)(3).

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None.

ITEM 30. INDEMNIFICATION

In accordance with Section 2-418 of the General Corporation Law of the State of Maryland, Article NINTH of the Registrant’s Articles of Amendment and Restatement provides as follows:

NINTH: (1) To the maximum extent permitted by the Maryland General Corporation Law, the Corporation, including its successors and assigns, shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of the final disposition of a proceeding to any person who is a current or former director or officer and who is made or threatened to be made a party to, or witness in, the proceeding by reason of his or her service in that capacity (which shall include, with respect to any such person, any person who, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, limited liability company, other enterprise, or employee benefit plan and who is made or threatened to be made a party to, or witness in, the proceeding by reason of his or her service in that capacity). The By-Laws may provide that the Corporation shall indemnify its current and former employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any current or former director, officer, employee or agent may otherwise be entitled. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust, limited liability company, other enterprise or employee benefit plan, against any liability (including, with respect to employee benefit plans, excise taxes) asserted against and incurred by such person in any such capacity or arising out of such person’s position, whether or not the Corporation would have had the power to indemnify against such liability. The rights provided to any person by this Article NINTH shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein.

(2) No provision of this Article NINTH shall be effective to protect or purport to protect any director or officer of the Corporation against liability to the Corporation or its stockholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

(3) No amendment of this charter or repeal of any of its provisions, nor the adoption or amendment of any provision of the By-Laws inconsistent with this Article NINTH, shall apply to or affect in any respect the applicability of the preceding sections of this Article NINTH.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER
The description of Jacob Asset Management of New York LLC (“Adviser”) under the caption “Management, Organization and Capital Structure” in the Prospectus and “Management of the Fund” and

“Investment Advisory and Other Services” in the Statement of Additional Information of the Registration Statement is incorporated herein by reference.
For information as to any other business, profession, vocation or employment of a substantial nature in which each Director or officer of the Adviser is or has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee within the last two fiscal years, reference is made to the Adviser’s Form ADV (File #801-56730) currently on file with the U.S. Securities and Exchange Commission as required by the Investment Advisers Act of 1940, as amended.

ITEM 32. PRINCIPAL UNDERWRITER

(a)    Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.Abacus FCF ETF Trust
2.Advisor Managed Portfolios
3.Antares Private Credit Fund
4.Capital Advisors Growth Fund, Series of Advisors Series Trust
5.Chase Growth Fund, Series of Advisors Series Trust
6.Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
7.Edgar Lomax Value Fund, Series of Advisors Series Trust
8.First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
9.First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
10.Huber Large Cap Value Fund, Series of Advisors Series Trust
11.Huber Mid Cap Value Fund, Series of Advisors Series Trust
12.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
13.Huber Small Cap Value Fund, Series of Advisors Series Trust
14.Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
15.Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
16.Medalist Partners Short Duration Fund, Series of Advisors Series Trust
17.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
18.PIA BBB Bond Fund, Series of Advisors Series Trust
19.PIA High Yield (MACS) Fund, Series of Advisors Series Trust
20.PIA High Yield Fund, Series of Advisors Series Trust
21.PIA MBS Bond Fund, Series of Advisors Series Trust
22.PIA Short-Term Securities Fund, Series of Advisors Series Trust
23.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
24.Poplar Forest Partners Fund, Series of Advisors Series Trust
25.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
26.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
27.Pzena International Value Fund, Series of Advisors Series Trust
28.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
29.Pzena Small Cap Value Fund, Series of Advisors Series Trust
30.Reverb ETF, Series of Advisors Series Trust
31.Scharf ETF, Series of Advisors Series Trust
32.Scharf Global Opportunity ETF, Series of Advisors Series Trust
33.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
34.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
35.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
36.The Aegis Funds
37.Allied Asset Advisors Funds
38.Angel Oak Funds Trust
39.Angel Oak Strategic Credit Fund
40.Brookfield Infrastructure Income Fund Inc.
41.Brookfield Investment Funds
42.Buffalo Funds
43.RJ Eagle GCM Dividend Select Income ETF, Series of Carillon Series Trust
44.RJ Eagle Municipal Income ETF, Series of Carillon Series Trust
45.RJ Eagle Vertical Income ETF, Series of Carillon Series Trust
46.DoubleLine Funds Trust
47.AOT Growth and Innovation ETF, Series of EA Series Trust
48.ARS Focused Opportunities Strategy ETF, Series of EA Series Trust
49.Alpha Architect 1-3 Month Box ETF, Series of EA Series Trust
50.Alpha Architect Aggregate Bond ETF, Series of EA Series Trust
51.Alpha Architect Global Factor Equity ETF, Series of EA Series Trust
52.Alpha Architect High Inflation and Deflation ETF, Series of EA Series Trust
53.Alpha Architect International Quantitative Momentum ETF, Series of EA Series Trust
54.Alpha Architect International Quantitative Value ETF, Series of EA Series Trust
55.Alpha Architect Tail Risk ETF, Series of EA Series Trust
56.Alpha Architect U.S. Quantitative Momentum ETF, Series of EA Series Trust
57.Alpha Architect U.S. Quantitative Value ETF, Series of EA Series Trust

58.Alpha Architect US Equity ETF, Series of EA Series Trust
59.Alpha Blue Capital US Small-Mid Cap Dynamic ETF, Series of EA Series Trust
60.Altrius Global Dividend ETF, Series of EA Series Trust
61.Amplius Aggressive Asset Allocation ETF, Series of EA Series Trust
62.Argent Focused Small Cap ETF, Series of EA Series Trust
63.Argent Large Cap ETF, Series of EA Series Trust
64.Argent Mid Cap ETF, Series of EA Series Trust
65.Astoria US Equal Weight Quality Kings ETF, Series of EA Series Trust
66.Astoria US Quality Growth Kings ETF, Series of EA Series Trust
67.Bastion Energy ETF, Series of EA Series Trust
68.Bridges Capital Tactical ETF, Series of EA Series Trust
69.Burney U.S. Factor Rotation ETF, Series of EA Series Trust
70.Bushido Capital US Equity ETF, Series of EA Series Trust
71.Bushido Capital US SMID Cap Equity ETF, Series of EA Series Trust
72.Castellan Targeted Equity ETF, Series of EA Series Trust
73.Castellan Targeted Income ETF, Series of EA Series Trust
74.Coastal Compass 100 ETF, Series of EA Series Trust
75.Concourse Capital Focused Equity ETF, Series of EA Series Trust
76.Discipline Fund ETF, Series of EA Series Trust
77.Draco Evolution AI ETF, Series of EA Series Trust
78.EA Astoria Dynamic Core US Fixed Income ETF, Series of EA Series Trust
79.EA Bridgeway Blue Chip ETF, Series of EA Series Trust
80.EA Bridgeway Omni Small-Cap Value ETF, Series of EA Series Trust
81.Euclidean Fundamental Value ETF, Series of EA Series Trust
82.Freedom 100 Emerging Markets ETF, Series of EA Series Trust
83.Gadsden Dynamic Multi-Asset ETF, Series of EA Series Trust
84.Guru Favorite Stocks ETF, Series of EA Series Trust
85.Honeytree U.S. Equity ETF, Series of EA Series Trust
86.Intelligent Alpha Atlas ETF, Series of EA Series Trust
87.Keating Active ETF, Series of EA Series Trust
88.MC Trio Equity Buffered ETF, Series of EA Series Trust
89.MRBL Enhanced Equity ETF, Series of EA Series Trust
90.MarketDesk Focused U.S. Dividend ETF, Series of EA Series Trust
91.MarketDesk Focused U.S. Momentum ETF, Series of EA Series Trust
92.Matrix Advisors Value ETF, Series of EA Series Trust
93.RACWI US ETF, Series of EA Series Trust
94.Relative Sentiment Tactical Allocation ETF, Series of EA Series Trust
95.Research Affiliates Deletions ETF, Series of EA Series Trust
96.RockCreek Global Equality ETF, Series of EA Series Trust
97.Sarmaya Thematic ETF, Series of EA Series Trust
98.Sparkline Intangible Value ETF, Series of EA Series Trust
99.Sparkline International Intangible Value ETF, Series of EA Series Trust
100.Stance Sustainable Beta ETF, Series of EA Series Trust
101.Stocksnips AI-Powered Sentiment US All Cap ETF, Series of EA Series Trust
102.Strive 1000 Dividend Growth ETF, Series of EA Series Trust
103.Strive 1000 Growth ETF, Series of EA Series Trust
104.Strive 1000 Value ETF, Series of EA Series Trust
105.Strive 500 ETF, Series of EA Series Trust
106.Strive Emerging Markets Ex-China ETF, Series of EA Series Trust
107.Strive Enhanced Income Short Maturity ETF, Series of EA Series Trust
108.Strive International Developed Markets ETF, Series of EA Series Trust
109.Strive Mid-Cap ETF, Series of EA Series Trust
110.Strive Natural Resources and Security ETF, Series of EA Series Trust
111.Strive Small-Cap ETF, Series of EA Series Trust
112.Strive Total Return Bond ETF, Series of EA Series Trust
113.Strive U.S. Energy ETF, Series of EA Series Trust
114.Strive U.S. Semiconductor ETF, Series of EA Series Trust
115.Suncoast Select Growth ETF, Series of EA Series Trust
116.TBG Dividend Focus ETF, Series of EA Series Trust
117.Towle Value ETF, Series of EA Series Trust
118.WHITEWOLF Publicly Listed Private Equity ETF, Series of EA Series Trust
119.YOKE Core ETF, Series of EA Series Trust
120.AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions

121.AAM Brentview Dividend Growth ETF, Series of ETF Series Solutions
122.AAM Crescent CLO ETF, Series of ETF Series Solutions
123.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
124.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
125.AAM Sawgrass U.S. Large Cap Quality Growth ETF, Series of ETF Series Solutions
126.AAM Sawgrass U.S. Small Cap Quality Growth ETF, Series of ETF Series Solutions
127.AAM SLC Low Duration Income ETF, Series of ETF Series Solutions
128.AAM Todd International Intrinsic Value ETF, Series of ETF Series Solutions
129.AAM Transformers ETF, Series of ETF Series Solutions
130.Acquirers Deep Value ETF, Series of ETF Series Solutions
131.Aptus April Buffer, Series of ETF Series Solutions
132.Aptus Collared Investment Opportunity ETF, Series of ETF Series Solutions
133.Aptus Deferred Income ETF, Series of ETF Series Solutions
134.Aptus Defined Risk ETF, Series of ETF Series Solutions
135.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
136.Aptus Enhanced Yield ETF, Series of ETF Series Solutions
137.Aptus International Enhanced Yield ETF, Series of ETF Series Solutions
138.Aptus January Buffer ETF, Series of ETF Series Solutions
139.Aptus July Buffer ETF, Series of ETF Series Solutions
140.Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
141.Aptus Large Cap Upside ETF, Series of ETF Series Solutions
142.Aptus October Buffer ETF, Series of ETF Series Solutions
143.Bahl & Gaynor Dividend ETF, Series of ETF Series Solutions
144.Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
145.Bahl & Gaynor Small Cap Dividend ETF, Series of ETF Series Solutions
146.BTD Capital Fund, Series of ETF Series Solutions
147.Carbon Strategy ETF, Series of ETF Series Solutions
148.ClearShares OCIO ETF, Series of ETF Series Solutions
149.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
150.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
151.Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
152.Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
153.Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
154.ETFB Green SRI REITs ETF, Series of ETF Series Solutions
155.Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
156.Hoya Capital Housing ETF, Series of ETF Series Solutions
157.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
158.LHA Market State Tactical Q ETF, Series of ETF Series Solutions
159.LHA Risk-Managed Income ETF, Series of ETF Series Solutions
160.McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
161.NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
162.Opus Small Cap Value ETF, Series of ETF Series Solutions
163.The Acquirers Fund, Series of ETF Series Solutions
164.The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
165.The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
166.U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
167.U.S. Global JETS ETF, Series of ETF Series Solutions
168.U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
169.U.S. Global Technology and Aerospace & Defense ETF, Series of ETF Series Solutions
170.US Vegan Climate ETF, Series of ETF Series Solutions
171.Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
172.Vest 2 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
173.First American Funds Trust
174.FundX Investment Trust
175.The Glenmede Fund, Inc.
176.The GoodHaven Funds Trust
177.Harding, Loevner Funds, Inc.
178.Hennessy Funds Trust
179.Horizon Funds
180.Hotchkis & Wiley Funds
181.Intrepid Capital Management Funds Trust
182.Jacob Funds Inc.
183.The Jensen Quality Growth Fund Inc.

184.Kirr, Marbach Partners Funds, Inc.
185.Core Alternative ETF, Series of Listed Funds Trust
186.Optimized Equity Income ETF, Series of Listed Funds Trust
187.Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
188.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
189.LKCM Funds
190.LoCorr Investment Trust
191.MainGate Trust
192.Coho Relative Value Equity Fund, Series of Managed Portfolio Series
193.Coho Relative Value ESG Fund, Series of Managed Portfolio Series
194.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
195.Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
196.Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
197.Kensington Active Advantage Fund, Series of Managed Portfolio Series
198.Kensington Defender Fund, Series of Managed Portfolio Series
199.Kensington Dynamic Allocation Fund, Series of Managed Portfolio Series
200.Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series
201.Kensington Managed Income Fund, Series of Managed Portfolio Series
202.LK Balanced Fund, Series of Managed Portfolio Series
203.Leuthold Core ETF, Series of Managed Portfolio Series
204.Leuthold Core Investment Fund, Series of Managed Portfolio Series
205.Leuthold Global Fund, Series of Managed Portfolio Series
206.Leuthold Grizzly Short Fund, Series of Managed Portfolio Series
207.Leuthold Select Industries ETF, Series of Managed Portfolio Series
208.Muhlenkamp Fund, Series of Managed Portfolio Series
209.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
210.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
211.Olstein All Cap Value Fund, Series of Managed Portfolio Series
212.Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
213.Port Street Quality Growth Fund, Series of Managed Portfolio Series
214.Prospector Capital Appreciation Fund, Series of Managed Portfolio Series
215.Prospector Opportunity Fund, Series of Managed Portfolio Series
216.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
217.Reinhart International PMV Fund, Series of Managed Portfolio Series
218.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
219.Tremblant Global ETF, Series of Managed Portfolio Series
220.Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
221.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
222.Hood River New Opportunities Fund, Series of Manager Directed Portfolios
223.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
224.SanJac Alpha Core Plus Bond ETF, Series of Manager Directed Portfolios
225.SanJac Alpha Low Duration ETF, Series of Manager Directed Portfolios
226.SWP Growth & Income ETF, Series of Manager Directed Portfolios
227.Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
228.Mason Capital Fund Trust
229.Matrix Advisors Funds Trust
230.Monetta Trust
231.Nicholas Equity Income Fund, Inc.
232.Nicholas Fund, Inc.
233.Nicholas II, Inc.
234.Nicholas Limited Edition, Inc.
235.Oaktree Diversified Income Fund Inc.
236.Permanent Portfolio Family of Funds
237.Perritt Funds, Inc.
238.Procure ETF Trust II
239.Professionally Managed Portfolios
240.Provident Mutual Funds, Inc.
241.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
242.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
243.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
244.Aquarius International Fund, Series of The RBB Fund, Inc.
245.Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
246.Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.

247.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
248.Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
249.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
250.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
251.Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
252.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
253.F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
254.F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
255.F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
256.F/m Callable Tax-Free Municipal ETF, Series of The RBB Fund, Inc.
257.F/m Compoundr High Yield Bond ETF, Series of The RBB Fund, Inc.
258.F/m Compoundr U.S. Aggregate Bond ETF, Series of The RBB Fund, Inc.
259.F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.
260.F/m Emerald Special Situations ETF, Series of The RBB Fund, Inc.
261.F/m High Yield 100 ETF, Series of The RBB Fund, Inc.
262.F/m Investments Large Cap Focused Fund Series of The RBB Fund, Inc.
263.F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
264.F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF Series of The RBB Fund, Inc.
265.F/m US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
266.F/m US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
267.F/m US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
268.F/m US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
269.F/m US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
270.F/m US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
271.F/m US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
272.F/m US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
273.F/m US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
274.F/m US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
275.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
276.Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
277.Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
278.Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
279.Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
280.Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
281.MUFG Japan Small Cap Active ETF, Series of The RBB Fund, Inc.
282.Oakhurst Fixed Income Fund, Series of The RBB Fund, Inc.
283.Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
284.SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
285.SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
286.SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
287.SGI Enhanced Market Leaders ETF, Series of The RBB Fund, Inc.
288.SGI Global Equity Fund, Series of The RBB Fund, Inc.
289.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
290.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
291.SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
292.SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
293.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
294.WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
295.WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
296.The RBB Fund Trust
297.RBC Funds Trust
298.Rockefeller Municipal Opportunities Fund
299.SEG Partners Long/Short Equity Fund
300.Series Portfolios Trust
301.Tax-Exempt Private Credit Fund, Inc.
302.Thompson IM Funds, Inc.
303.Tortoise Capital Series Trust
304.Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
305.Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
306.CrossingBridge Low Duration High Income Fund, Series of Trust for Professional Managers
307.CrossingBridge Nordic High Income Bond Fund, Series of Trust for Professional Managers
308.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
309.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers

310.RiverPark Strategic Income Fund, Series of Trust for Professional Managers
311.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
312.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
313.Jensen Quality MidCap Fund, Series of Trust for Professional Managers
314.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
315.Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
316.USQ Core Real Estate Fund
317.Wall Street EWM Funds Trust

(b)    The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s principal business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, Maine 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President and Chief Compliance Officer and Treasurer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, Maine 04101	Secretary	None
Weston Sommers	190 Middle Street, Suite 301, Portland, Maine 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)    The following table sets forth the commissions and other compensation received, directly or indirectly, from the Funds during the last fiscal year by the principal underwriter who is not an affiliated person of the Funds.

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commission	(3) Compensation on Redemption and Repurchases	(4) Brokerage Commissions	(5) Other Compensation
Quasar Distributors, LLC	None	None	None	None

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder are maintained in the physical possession of the Registrant at Jacob Asset Management of New York LLC, 727 2nd Street, #106, Hermosa Beach, California 90254, the Registrant’s Adviser; U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, the Registrant’s transfer agent and dividend distributing agent; and at U.S. Bank N.A., 615 East Michigan Street, Milwaukee Wisconsin 53202, the Registrant’s custodian.

ITEM 34. MANAGEMENT SERVICES

There are no management related service contracts not discussed in Part A or Part B.

ITEM 35. UNDERTAKINGS

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A (this “Amendment”) to be signed below on its behalf by the undersigned, duly authorized, in the City of Hermosa Beach, and in the State of California on December 23, 2025.

Jacob Funds Inc.

/s/ Ryan I. Jacob
Ryan I. Jacob
President, Chief Executive Officer, Director
and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on December 23, 2025.

Signature	Title
/s/ Ryan I. Jacob	President, Chief Executive Officer, Director and Chairman of the Board
Ryan I. Jacob
/s/ Hayden Cook	Chief Compliance Officer, Anti-Money Laundering Compliance Officer, and Secretary and Treasurer
Hayden Cook
William B. Fell*	Director
William B. Fell
Christopher V. Hajinian*	Director
Christopher V. Hajinian
Jeffrey L. Schwarzschild*	Director
Jeffrey I. Schwarzschild

* By /s/ Ryan I. Jacob
Ryan I. Jacob, Attorney-in-Fact
(Pursuant to Power of Attorney)

EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of Independent Registered Public Accounting Firm	EX.99(j)(1)
Amended Joint Code of Ethics of the Registrant and Jacob Asset Management of New York LLC, the Registrant’s investment adviser	EX.99(p)(1)